Registration Nos. 2-98326
                                                                        811-4323
                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]

                      Pre-Effective Amendment No.                          [   ]
                                                  ----

                     Post-Effective Amendment No.  37                      [ X ]
                                                  ----

                                    and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY            [ X ]
                                ACT OF 1940

                             Amendment No.  38                             [ X ]
                                           ----


                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -
                            NEW ENGLAND FUNDS TRUST I
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 578-1388
              (Registrant's Telephone Number, including Area Code)
                          - - - - - - - - - - - - - - -

                             John E. Pelletier, Esq.

                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                            Edward A. Benjamin, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[  ]  on (date) pursuant to paragraph (b) of Rule 485
[X ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[  ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            NEW ENGLAND FUNDS TRUST I
              (Prospectus and Statement of Additional Information)

                              CROSS-REFERENCE SHEET

                           Items required by Form N-1A

     Item No. of
     Form N-1A                              Caption in Prospectus
     ---------                              ---------------------

        1    . . . . . . . . .       Cover page

        2    . . . . . . . . .       Schedule of Fees

        3    . . . . . . . . .       Financial Highlights

        4    . . . . . . . . .       Cover page; Additional Facts About
                                     the Funds; Investment Objectives; How
                                     the Funds Pursue Their Objectives;
                                     Fund Investments; Investment Risks

        5    . . . . . . . . .       Fund Management; Additional Facts
                                     About the Funds

       5A    . . . . . . . . .       None

        6    . . . . . . . . .       Cover page; Additional Facts About
                                     the Funds; Buying Fund Shares; Owning
                                     Fund Shares; Income Tax Considerations

        7    . . . . . . . . .       Cover page; Schedule of Fees; Buying
                                     Fund Shares; Owning Fund Shares;
                                     Selling Fund Shares; How Fund Share
                                     Price is Determined; Fund Management

        8    . . . . . . . . .       Selling Fund Shares; Exchanging Among
                                     New England Funds

        9    . . . . . . . . .       None

     Item No. of                            Caption in Statement of
     Form N-1A                              Additional Information
     ---------                              ----------------------

       10    . . . . . . . . .       Cover page

       11    . . . . . . . . .       Table of Contents

       12    . . . . . . . . .       Description of the Trusts and
                                     Ownership of Shares

       13    . . . . . . . . .       Miscellaneous Investment Practices;
                                     Investment Restrictions

       14    . . . . . . . . .       Management of the Trusts

       15    . . . . . . . . .       Fund Charges and Expenses; Management
                                     of the Trusts

       16    . . . . . . . . .       Fund Charges and Expenses; Management
                                     of the Trusts

       17    . . . . . . . . .       Fund Charges and Expenses; Portfolio
                                     Transactions and Brokerage

       18    . . . . . . . . .       Description of the Trusts and
                                     Ownership of Shares

       19    . . . . . . . . .       How to Buy Shares; Net Asset Value
                                     and Public Offering Price; Reduced
                                     Sales Charges; Shareholder Services;
                                     Redemptions

       20    . . . . . . . . .       Income Dividends, Capital Gain
                                     Distributions and Tax Status

       21    . . . . . . . . .       Fund Charges and Expenses; Management
                                     of the Trusts

       22    . . . . . . . . .       Performance Criteria (in Prospectus);
                                     Investment Performance of the Funds;
                                     Standard Performance Measures

       23    . . . . . . . . .       Financial Statements

[NEW ENGLAND FUNDS LOGO](R)

 NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)
--------------------------------------------------------------------------------


NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND
NEW ENGLAND VALUE FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND EQUITY INCOME FUND

Prospectus and Application -- May 1, 1998

New England Capital Growth Fund, New England Balanced Fund, New England Growth Fund, New England International Equity Fund and New England Value Fund, each a series of New England Funds Trust I, and New England Growth Opportunities Fund, a series of New England Funds Trust II and New England Equity Income Fund, a series of New England Funds Trust III, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I , New England Funds Trust II and New England Funds Trust III are referred to in this prospectus as the "Trusts."

Each Fund offers three classes of shares to the general public (Classes A, B and C), except as described in the next paragraph. The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B and Class C share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B and Class C shares. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund Shares -- Sales Charges." Through a separate prospectus, New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund, New England Value Fund, New England Growth Opportunities Fund and New England Equity Income Fund also offer an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the "Distributor") toll-free at 1-800-225-5478.


New England Growth Fund currently offers only Class A and Class B shares, but may at a later date offer Class C shares to the general public and/or Class Y shares to certain institutional investors. If and when New England Growth Fund offers such additional classes of shares for sale, the Fund will supplement its prospectus.


This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Funds dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. In addition, the SEC maintains a website (http://www.sec.gov) that contains the Statement, materials incorporated by reference, and other information regarding each of the Funds. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
For general information on the Funds or any of their services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at: 1-800-225-5478.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          TABLE OF CONTENTS
------------------------------------------------------------------------------------------------------------------------------------
                 Page
                           FUND EXPENSES AND FINANCIAL INFORMATION
                    1      Schedule of Fees                                  Sales charges, yearly operating expenses.
                    3      Financial Highlights                              Historical information on the Funds' performance.
------------------------------------------------------------------------------------------------------------------------------------
                           INVESTMENT STRATEGY
                   12      Investment Objectives                             The investment goal for each Fund.
                   12      New England Investment Companies and the
                              Funds' Adviser and Subadvisers
                   13      How The Funds Pursue Their Objectives
                   13      Fund Investments
------------------------------------------------------------------------------------------------------------------------------------
                   15      INVESTMENT RISKS                                  It is important to understand the risks inherent in a
                                                                             Fund before you invest.
------------------------------------------------------------------------------------------------------------------------------------
                   20      FUND MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                           BUYING FUND SHARES
                   22      Minimum Investment                                Everything you need to know to open and add to
                   22      6 Ways to Buy Fund Shares                         a New England Funds account.

                             o Through your investment dealer
                             o By mail
                             o By wire transfer of Federal Funds
                             o By Investment Builder
                             o By electronic purchase through ACH
                             o By exchange from another New England Fund

                   23      Sales Charges
                   26      Reduced Sales Charges (Class A Shares Only)
------------------------------------------------------------------------------------------------------------------------------------
                           OWNING FUND SHARES
                   28      Exchanging Among New England Funds                New England Funds offers three convenient ways to
                   29      Fund Dividend Payments                            exchange Fund shares.
------------------------------------------------------------------------------------------------------------------------------------
                           SELLING FUND SHARES
                   30      4 Ways to Sell Fund Shares                        How to withdraw money or close your account.
                             o  Through your investment dealer
                             o  By telephone
                             o  By mail
                             o  By check
                             o  By Systematic Withdrawal Plan
                   31      Repurchase Option (Class A Shares Only)           An opportunity to reinvest your redemption proceeds
                                                                             within 120 days for no sales charge.
------------------------------------------------------------------------------------------------------------------------------------
               FUND DETAILS
                   32      How Fund Share Price Is Determined                Additional information you may find important.
                   32      Income Tax Considerations
                   33      The Funds' Expenses
                   34      Performance Criteria
                   34      Additional Facts About The Funds
                   36      Glossary of Terms

--------------------------------------------------------------------------------
                          FUND EXPENSES AND FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Schedule of Fees
Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in Class A, B and C shares of the Funds and estimated annual expenses for the Funds' Class A, B and C shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in Class A, B and C shares of the Funds for the periods specified.

Shareholder transaction expenses


                                                                   All Funds
                                                       ----------------------------------
                                                        Class A     Class B     Class C
                                                       ---------   ---------   ----------
Maximum Initial Sales Charge Imposed on a Purchase
  (as a percentage of offering price)(1)(2) ..........   5.75%        None        None
Maximum Contingent Deferred Sales Charge  (as a
  percentage of original purchase price or redemption
  proceeds, as applicable)(2) ........................    (3)         5.00%       1.00%

(1) A reduced sales charge on Class A shares applies in some cases. See '"Buying Fund Shares -- Reduced Sales Charges (Class A Shares Only)."
(2)   Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."


Annual Fund Operating Expenses
(as a percentage of average net assets)


                                        New England                       New England                       New England
                                    Capital Growth Fund                  Balanced Fund              International Equity Fund
                              -------------------------------  --------------------------------  --------------------------------
                               Class A    Class B    Class C    Class A    Class B     Class C    Class A     Class B    Class C
                              ---------  ---------  ---------  ---------  ---------   ---------  ---------   ---------  ---------
Management Fees (in the case
   of New England
   International Equity Fund,
   after voluntary fee
   waiver and expense                %         %          %           %          %          %          %**         %**        %**
   reduction)...............
12b-1 Fees .................     0.25      1.00*      0.25        1.00*      1.00*      0.25       1.00*       1.00*      1.00*
Other Expenses .............
Total Fund Operating Expenses
   (in the case of New
   England International
   Equity Fund, after
   voluntary fee waiver
   and expense reduction)...                                                                            **          **         **

                                     New England                       New England Growth                   New England
                                     Value Fund                        Opportunities Fund                   Growth Fund
                              -------------------------------  --------------------------------  --------------------------------
                               Class A    Class B    Class C    Class A    Class B     Class C    Class A     Class B
                              ---------  ---------  ---------  ---------  ---------   ---------  ---------   ---------
Management Fees .............        %         %          %           %          %          %          %           %
12b-1 Fees ..................    0.25      1.00*      1.00*       0.25       1.00*      1.00*      0.25*       1.00*
Other Expenses ..............
Total Fund Operating
Expenses ....................

                                New England Equity Income
                                           Fund
                             ---------------------------------
                                 Class A    Class B  Class C
                             ---------------------------------
Management Fees .............       %          %        %
12b-1 Fees ..................     0.25       1.00*    1.00*
Other Expenses ..............
Total Fund Operating
Expenses ....................



* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Without the voluntary fee waiver and expense reduction by the Fund's adviser, Management Fees would be 0.89% for all classes and Total Fund Operating Expenses would be 1.79% for Class A shares, 2.54% for Class B shares and 2.54% for Class C shares. These voluntary limitations can be terminated by the Fund's adviser at any time. See "Fund Management."

Example

You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.


                              New England                     New England                      New England
                              Value Fund                     Balanced Fund              International Equity Fund
                 -------------------------------  --------------------------------  --------------------------------
                  Class A    Class B    Class C    Class A    Class B     Class C    Class A     Class B    Class C
                 ---------  ---------  ---------  ---------  ---------   ---------  ---------   ---------  ---------
                             (1)  (2)   (1)  (2)              (1)  (2)    (1)  (2)               (1)  (2)   (1)  (2)
1 year ........   $          $    $     $    $      $         $    $      $    $      $          $    $     $    $
3 year ........   $          $    $     $    $      $         $    $      $    $      $          $    $     $    $
5 year ........   $          $    $     $    $      $         $    $      $    $      $          $    $     $    $
10 years* .....   $          $    $     $    $      $         $    $      $    $      $          $    $     $    $

                              New England                     New England                     New England
                              Value Fund                  Opportunities Fund                  Growth Fund
                 -------------------------------  --------------------------------  ----------------------
                  Class A    Class B    Class C    Class A    Class B     Class C    Class A     Class B
                 ---------  ---------  ---------  ---------  ---------   ---------  ---------   ----------
                             (1)  (2)   (1)  (2)              (1)  (2)    (1)  (2)               (1)  (2)
1 year ........   $          $    $     $    $      $         $    $      $    $      $          $    $
3 year ........   $          $    $     $    $      $         $    $      $    $      $          $    $
5 year ........   $          $    $     $    $      $         $    $      $    $      $          $    $
10 years* .....   $          $    $     $    $      $         $    $      $    $      $          $    $


                            New England
                        Equity Income Fund
                 -------------------------------
                  Class A    Class B    Class C
                 ---------  ---------  ---------
                             (1)  (2)   (1)  (2)
1 year ........   $          $    $     $    $
3 year ........   $          $    $     $    $
5 year ........   $          $    $     $    $
10 years* .....   $          $    $     $    $


(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' management fees and other expenses, please see "Fund Management," "The Funds" Expenses" and "Additional Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

Financial Highlights
(For Class A, B and C shares of each Fund outstanding throughout the indicated periods.)


The Financial Highlights presented on pages 3 through __ have been included in financial statements for the Funds. The financial statements for the Class A, B and C shares of New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund, New England Value Fund, New England Growth Opportunities Fund and New England Equity Income Fund and the financial statements for the Class A shares of New England Growth Fund (which had only one class of shares outstanding through 1996) have been examined by Price Waterhouse LLP (and by Coopers & Lybrand, LLP, for pre-1997 data), independent accountants. The reports of Price Waterhouse LLP and Coopers & Lybrand LLP are incorporated by reference in Part II of the Statement and may be obtained by shareholders. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in Part II of the Statement. Each Fund's annual report contains additional performance information and is available upon request and without charge.


New England Capital Growth Fund


                                                          Class A
                              -----------------------------------------------------------------
                               Aug. 3(a)
                               through                      Year Ended December 31,
                               Dec. 31,       -------------------------------------------------
                                 1992            1993         1994         1995         1996            1997
                              ----------      ----------   ----------   ----------   ----------       ----------
Net asset value,
   beginning
   of period                  $    12.50      $    14.23   $    15.27   $    15.02   $    18.41
                              ----------      ----------   ----------   ----------   ----------
Income from investment
   operations
Net investment income
   (loss)                           0.02            0.00        (0.08)       (0.11)       (0.14))(f)
Net gain or (loss) on
   investments  (both
   realized and  unrealized)        1.84            1.12        (0.17)        4.74         3.22
                              ----------      ----------   ----------   ----------   ----------
Total income (loss)
   from investment
   operations                       1.86            1.12        (0.25)        4.63         3.08
                              ----------      ----------   ----------   ----------   ----------
Less distributions
Distributions (from net
   investment income)              (0.02)           0.00         0.00         0.00         0.00
Distributions (from net
   realized capital
   gains)                          (0.11)          (0.08)        0.00        (1.24)       (2.22)
                              ----------      ----------   ----------   ----------   ----------
Total distributions                (0.13)          (0.08)        0.00        (1.24)       (2.22)
                              ----------      ----------   ----------   ----------   ----------
Net asset value, end of       $    14.23      $    15.27   $    15.02   $    18.41   $    19.27
   period                     ==========      ==========   ==========   ==========   ==========
Total return (%)(c)                 14.9             7.9         (1.6)        30.7         17.1
Ratios/Supplemental data
Net assets, end of
   period (000)               $   34,772      $   98,735   $   95,803   $  123,504   $  141,326
Ratio of operating
   expenses to average
   net assets (%)(d)                1.00(b)         1.23         1.63         1.61         1.50
Ratio of net investment
   income (loss) to
   average net assets (%)           0.74(b)        (0.03)       (0.45)       (0.67)       (0.71)
Portfolio turnover
   rate(%)                            15              77           82           69           74
Average commission rate
   paid(g)                            --              --           --           --   $   0.0509

New England Capital Growth Fund


                                                  Class B                                                   Class C
                        ------------------------------------------------------------------    ------------------------------------
                           Sept. 13(a)                                                                   Year Ended
                            through               Year Ended December 31,                                December 31,
                            Dec. 31,      ------------------------------------------------    ------------------------------------
                              1993          1994        1995           1996        1997        1995(a)      1996            1997
                           ---------      ---------   ---------      ---------   ---------    ---------   ---------      ---------
Net asset value,
   beginning
   of period               $   14.79      $   15.24   $   14.89      $   18.09                $   14.89   $   18.08
                           ---------      ---------   ---------      ---------   ---------    ---------   ---------      ---------
Income from investment
   operations
Net investment income
   (loss)                       0.00          (0.08)      (0.16)(e)      (0.28)                   (0.09)      (0.28)(f)
Net gain or (loss) on
   investments  (both
   realized and
   unrealized)                  0.53          (0.27)       4.60           3.15                     4.52        3.16
                           ---------      ---------   ---------      ---------   ---------    ---------   ---------      ---------
Total income (loss)
   from investment
   operations                   0.53          (0.35)       4.44           2.87                     4.43        2.88
                                          ---------   ---------      ---------   ---------    ---------   ---------      ---------
Less distributions
Distributions (from net
    investment income)          0.00           0.00        0.00           0.00                     0.00        0.00
Distributions (from net
   realized capital
   gains)                      (0.08)          0.00       (1.24)         (2.22)                   (1.24)      (2.22)
                           ---------      ---------   ---------      ---------   ---------    ---------   ---------      ---------
Total distributions            (0.08)          0.00       (1.24)         (2.22)                   (1.24)      (2.22)
                           ---------      ---------   ---------      ---------   ---------    ---------   ---------      ---------
Net asset value, end of    $   15.24      $   14.89   $   18.09      $   18.74                $   18.08   $   18.74
   period
                           =========      =========   =========      =========   =========    =========   =========      =========
Total return (%)(c)              3.6           (2.3)       29.7           16.2                     29.7        16.2
Ratios/Supplemental data
Net assets, end of
   period (000)            $   6,748      $  15,390   $  26,234      $  37,439                $     354   $     504
Ratio of operating
   expenses to average
   net assets
   (%)(d)                       2.29(b)        2.38        2.36           2.25                     2.36        2.25
Ratio of net investment
   income (loss) to
   average net
   assets (%)                  (1.15)(b)      (1.20)      (1.42)         (1.46)                   (1.42)      (1.46)
Portfolio turnover
   rate (%)                       77             82          69             74                       69          74

Average commission rate
    paid(g)                       --             --          --      $  0.0509                       --   $  0.0509

(a) The Fund commenced operations on August 3, 1992. Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(b)   Computed on an annualized basis.
(c) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations in effect from August 3, 1992 through September 30, 1993 would have been: (%)


                 Class A                             Class B
           -----------------------------------  ----------------
                 8/3/92          Year Ended_         9/13/93-
                12/31/92          12/31/93           12/31/93
           ----------------   ----------------  ----------------
                 2.20(b)            1.58              2.97(b)


(e) Per share net investment income (loss) does not reflect current period's reclassification of permanent differences between book and tax basis net investment income (loss).
(f) Per share net investment loss has been calculated using the average shares outstanding during the year.
(g) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

The Fund's current subadviser assumed that function on February 16, 1998. These financial highlights reflect results achieved by the previous subadvisor.

New England Growth Fund


                                                                                                  Class A
                                    ---------------------------------------------------------------------------------------
                                                                                           Year Ended December 31,
                                    ---------------------------------------------------------------------------------------
                                           1988          1989          1990          1991          1992          1993
                                       -----------   -----------   -----------   -----------   -----------   -----------
Net asset value,
   beginning of period                    $7.59         $7.46         $8.49         $8.85        $11.19        $10.08
                                    ---------------------------------------------------------------------------------------
Income from investment operations
Net investment
  income (loss)                            0.28          0.09          0.07          0.10          0.09          0.02

Net gains or losses on investments
  (both realized and unrealized)          (0.17)         1.56          0.38          4.92         (0.83)         1.12
                                    ---------------------------------------------------------------------------------------
Total income (loss) from
  investment operations                    0.11          1.65          0.45          5.02         (0.74)         1.14
                                    ---------------------------------------------------------------------------------------
Less distributions
Distributions (from net
  investment income)                      (0.24)        (0.11)        (0.09)        (0.10)        (0.09)        (0.01)

Distributions (from net
  realized capital gains)                  0.00         (0.46)         0.00         (2.57)        (0.28)        (0.77)

Distributions (from
  paid-in capital)                         0.00         (0.05)         0.00         (0.01)         0.00          0.00
                                    ---------------------------------------------------------------------------------------
Total distributions                       (0.24)        (0.62)        (0.09)        (2.68)        (0.37)        (0.78)
                                    ---------------------------------------------------------------------------------------
Net asset value,
  end of period                           $7.46         $8.49         $8.85        $11.19        $10.08        $10.44
                                    =======================================================================================
Total return (%)(b)                         1.5          22.3           5.1          56.7          (6.6)         11.3

Ratios/Supplemental data
Net assets, end of
  period (000)                         $462,495      $555,659      $614,018      $996,813    $1,173,948    $1,200,515

Ratio of operating expenses to
  average net assets (%)                   1.26          1.22          1.23          1.14          1.15          1.18

Ratio of net investment income
  to average net assets (%)                3.64          1.19          0.77          0.89          0.89          0.16

Portfolio turnover rate (%)                 283           203           185           186           218           145

Average commission
  rate paid(c)                               --            --            --            --            --            --




                                    -----------------------------------------------------

                                    -----------------------------------------------------
                                        1994          1995          1996          1997
                                    -----------   -----------   -----------   -----------
Net asset value,
   beginning of period                $10.44         $8.87        $10.55
                                    -----------------------------------------------------
Income from investment operations
Net investment
  income (loss)                         0.11          0.05          0.04

Net gains or losses on investments
  (both realized and unrealized)       (0.84)         3.30          2.07
                                    -----------------------------------------------------
Total income (loss) from
  investment operations                (0.73)         3.35          2.11
                                    -----------------------------------------------------
Less distributions
Distributions (from net
  investment income)                   (0.11)        (0.05)        (0.04)

Distributions (from net
  realized capital gains)              (0.73)        (1.62)        (0.99)

Distributions (from
  paid-in capital)                      0.00          0.00          0.00
                                    -----------------------------------------------------
Total distributions                    (0.84)        (1.67)        (1.03)
                                    -----------------------------------------------------
Net asset value,
  end of period                        $8.87        $10.55        $11.63
                                    =====================================================
Total return (%)(b)                     (7.1)         38.1          20.9

Ratios/Supplemental data
Net assets, end of
  period (000)                      $988,430    $1,201,110    $1,296,542

Ratio of operating expenses to
  average net assets (%)                1.19          1.20          1.18

Ratio of net investment income
  to average net assets (%)             1.05          0.42          0.33

Portfolio turnover rate (%)              141           235           199

Average commission
  rate paid(c)                            --            --       $0.0668

New England Growth Fund continued

                                                Class B
                                                -------
                                          February ___,
                                          through
                                          Dec. 31,
                                          1997
                                          ----

Net asset value,
   beginning of period

Income from investment operations
Net investment
  income (loss)

Net gains or losses on investments
  (both realized and unrealized)

Total income (loss) from
  investment operations

Less distributions
Distributions (from net
  investment income)

Distributions (from net
  realized capital gains)

Distributions (from
  paid-in capital)

Total distributions

Net asset value,
  end of period

Total return (%)(b)

Ratios/Supplemental data
Net assets, end of
  period (000)

Ratio of operating expenses to
  average net assets (%)

Ratio of net investment income
  to average net assets (%)

Portfolio turnover rate (%)

Average commission
  rate paid(c)

(a) Net investment income per share has been calculated based upon the averages of monthly shares outstanding.

(b)   A sales charge was not reflected in total return calculations.

(c) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

New England Balanced Fund (a)


                                                                     Class A
-------------------------------------------------------------------------------------------------
                                                             Year Ended December 31,
-------------------------------------------------------------------------------------------------
                             1988        1989        1990        1991        1992        1993
                          ---------   ---------   ---------   ---------   ---------   ---------
Net asset value,
   beginning of period    $    8.94   $    9.50   $    9.47   $    8.11   $   10.15   $   11.16
                          ---------   ---------   ---------   ---------   ---------   ---------
Income from investment
operations
Net investment income          0.39        0.34        0.35        0.30        0.30        0.31
Net gains or losses on
   investments (both
   realized and
   unrealized)                  050        0.65       (1.34)       2.05        1.10        1.26
                          ---------   ---------   ---------   ---------   ---------   ---------
Total income (loss)
   from investment
   operations                  0.89        0.99       (0.99)       2.35        1.40        1.57
                          ---------   ---------   ---------   ---------   ---------   ---------
Less distributions
Distributions (from net
   investment income)         (0.33)      (0.41)      (0.35)      (0.30)      (0.30)      (0.31)
Distributions (from net
   realized capital
   gains)                      0.00       (0.61)       0.00        0.00       (0.09)      (0.29)
Distributions (from
   paid-in capital)            0.00        0.00       (0.02)      (0.01)       0.00        0.00
                          ---------   ---------   ---------   ---------   ---------   ---------
Total distributions           (0.33)      (1.02)      (0.37)      (0.31)      (0.39)      (0.60)
                          ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of
   period                 $    9.50   $    9.47   $    8.11   $   10.15   $   11.16   $   12.13
                          =========   =========   =========   =========   =========   =========
Total return (%)(d)            10.0        10.4       (10.6)       29.2        13.9        14.2
Ratios/Supplemental data
Net assets, end of
   period (000)           $  51,902   $  59,405   $  52,134   $  67,467   $  90,527   $ 158,308
Ratio of operating
   expenses to average
   net assets (%)              1.52        1.52        1.58        1.53        1.48        1.40
Ratio of net investment
   income to average net
   assets (%)                  4.19        3.35        4.00        3.18        2.84        2.66
Portfolio turnover
   rate (%)                      58         111          68          51          38          50
 Average commission
   rate paid (e)                 --          --          --          --          --          --



-----------------------------------------------------------------------

-----------------------------------------------------------------------
                             1994        1995        1996        1997
                          ---------   ---------   ---------   ---------
Net asset value,
   beginning of period    $   12.13   $   11.27   $   13.14
                          ---------   ---------   ---------   ---------
Income from investment
operations
Net investment income          0.33        0.42        0.38
Net gains or losses on
   investments (both
   realized and
   unrealized)                (0.65)       2.49        1.76
                          ---------   ---------   ---------   ---------
Total income (loss)
   from investment
   operations                 (0.32)       2.91        2.14
                          ---------   ---------   ---------   ---------
Less distributions
Distributions (from net
   investment income)         (0.33)      (0.40)      (0.39)
Distributions (from net
   realized capital
   gains)                     (0.21)      (0.64)      (0.95)
Distributions (from
   paid-in capital)            0.00        0.00        0.00
                          ---------   ---------   ---------   ---------
Total distributions           (0.54)      (1.04)      (1.34)
                          ---------   ---------   ---------   ---------
Net asset value, end of
   period                 $   11.27   $   13.14   $   13.94
                          =========   =========   =========   =========
Total return (%)(d)            (2.7)       26.3        17.1
Ratios/Supplemental data
Net assets, end of
   period (000)           $ 158,332   $ 196,514   $ 219,626
Ratio of operating
   expenses to average
   net assets (%)              1.40        1.36        1.33
Ratio of net investment
   income to average net
   assets (%)                  2.91        3.37        2.79
Portfolio turnover
   rate (%)                      36          54          70
 Average commission
   rate paid (e)                 --          --   $  0.0577


(a) The Fund was changed from an "equity income" fund to a "balanced" fund on March 1, 1990. Results for periods prior to March 1, 1990 reflect former investment policies and are not necessarily representative of results that would have been achieved had the Fund's current investment policies then been in effect.
(b) Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(c)   Computed on an annualized basis.
(d) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(e) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

New England Balanced Fund (a) continued


                                                          Class B                                     Class C
                                        --------------------------------------------------------------------------------------------
                                        Sept. 13(b)
                                        through          Year Ended December 31,                      Year Ended December 31,
                                        Dec. 31,      ------------------------------   --------   ----------------------------------
                                          1993          1994       1995       1996       1997       1995(b)       1996        1997
                                        --------      --------   --------   -------------------   --------      --------------------
Net asset value, beginning of period      $12.16        $12.11     $11.24     $13.08                $11.24        $13.05
                                        --------      --------   --------   -------------------   --------      --------------------
Income from investment operations
Net investment income                       0.16          0.26       0.34       0.29                  0.35          0.29
Net gains or losses on investments
  (both realized and unrealized)            0.24         (0.66)      2.46       1.74                  2.44          1.73
                                        --------      --------   --------   -------------------   --------      --------------------
Total income (loss) from investment
  operations                                0.40         (0.40)      2.80       2.03                  2.79          2.02
                                        --------      --------   --------   -------------------   --------      --------------------
Less distributions
Distributions (from net investment
  income)                                  (0.16)        (0.26)     (0.32)     (0.30)                (0.34)        (0.30)
Distributions (from net realized
  capital gains)                           (0.29)        (0.21)     (0.64)     (0.95)                (0.64)        (0.95)
Distributions (from paid-in capital)        0.00          0.00       0.00       0.00                  0.00          0.00
                                        --------      --------   --------   -------------------   --------      --------------------
Total distributions                        (0.45)        (0.47)     (0.96)     (1.25)                (0.98)        (1.25)
                                        --------      --------   --------   -------------------   --------      --------------------
Net asset value, end of period            $12.11        $11.24     $13.08     $13.86                $13.05        $13.82
                                        ========      ========   ========   ===================   ========      ====================
Total return (%)(d)                          3.3          (3.4)      25.3       16.3                  25.2          16.2
Ratios/Supplemental data
Net assets, end of period (000)           $4,691       $21,607    $40,361    $58,367                  $718        $2,538
Ratio of operating expenses to
  average net assets (%)                    2.36(c)       2.15       2.11       2.08                  2.11          2.08
Ratio of net investment income to
  average net assets (%)                    1.92(c)       2.16       2.62       2.04                  2.62          2.04
Portfolio turnover rate (%)                   50            36         54         70                    54            70
Average commission rate paid (e)              --            --         --    $0.0577                    --       $0.0577


(a) The Fund was changed from an "equity income" fund to a "balanced" fund on March 1, 1990. Results for periods prior to March 1, 1990 reflect former investment policies and are not necessarily representative of results that would have been achieved had the Fund's current investment policies then been in effect.
(b) Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(c)   Computed on an annualized basis.
(d) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.


(e) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

New England International Equity Fund


                                                   Class A
                          ---------------------------------------------------------------------------
                           May 21(a)
                           through                      Year Ended December 31,
                           Dec. 31,      ------------------------------------------------------------
                             1992           1993        1994        1995        1996           1997
                          ---------      ---------   ---------   ---------   ---------      ---------
Net asset value,
  beginning of
  period                     $12.50         $11.80      $14.85      $15.50      $16.13
                          ---------      ---------   ---------   ---------   ------------------------
Income from investment
  operations
Net investment income
  (loss)                       0.01           0.11        0.00        0.27        0.02(e)
Net gains or losses on
  investments (both
  realized and
  unrealized)                 (0.63)          3.37        1.19        0.63        0.51
                          ---------      ---------   ---------   ---------   ------------------------
Total income (loss)
  from investment
  operations                  (0.62)          3.48        1.19        0.90        0.53
                          ---------      ---------   ---------   ---------   ------------------------
Less distributions
Distributions (from net
  investment income)          (0.01)         (0.11)       0.00       (0.27)      (0.02)
Distributions (from net
  realized capital
  gains)                       0.00          (0.32)      (0.53)       0.00       (0.33)
Distributions (from paid
  in capital)                 (0.07)          0.00       (0.01)       0.00        0.00
                          ---------      ---------   ---------   ---------   ------------------------
Total distributions           (0.08)         (0.43)      (0.54)      (0.27)      (0.35)
                          =========      =========   =========   =========   ========================
Net asset value, end of
  period                     $11.80         $14.85      $15.50      $16.13      $16.31
Total return (%)(c)            (5.0)          29.4         8.1         5.8         3.3
Ratios/Supplemental data
Net assets, end of
  period (000)              $21,731        $80,937    $142,917    $136,848    $109,773
Ratio of operating
  expenses to average
  net assets (%)(d)            1.50(b)        1.60        1.75        1.75        1.75
Ratio of net investment
  income (loss) to
  average net assets (%)       0.10(b)        0.24        0.01        1.24        0.14
Portfolio turnover
  rate (%)                       62            101         123         119          59
Average commission rate
   paid (f)                      --             --          --          --     $0.0180

New England International Equity Fund continued


                                              Class B                                               Class C
                          ----------------------------------------------------------  ------------------------------------
                                           Year Ended December 31,                          Year Ended December 31,
                          ----------------------------------------------------------  ------------------------------------
                            1993          1994       1995       1996          1997     1995(a)        1996          1997
                          --------      --------   --------   --------      --------  --------      --------      --------
Net asset value,
  beginning of
  period                    $15.19        $14.81     $15.35     $15.93                  $15.35        $15.96
                          --------      --------   --------   --------                --------      --------
Income from investment
  operations
Net investment income
  (loss)                      0.12          0.00       0.19      (0.10)(e)                0.19         (0.10)(e)
Net gains or losses on
  investments (both
  realized and
  unrealized)                (0.06)         1.08       0.58       0.50                    0.61          0.50
                          --------      --------   --------   --------                --------      --------
Total income (loss)
  from investment
  operations                  0.06          1.08       0.77       0.40                    0.80          0.40
                          --------      --------   --------   --------                --------      --------
Less distributions
Distributions (from net
  investment income)         (0.12)         0.00      (0.19)      0.00                   (0.19)         0.00
Distributions (from net
  realized capital
  gains)                     (0.32)        (0.53)      0.00      (0.33)                   0.00         (0.33)
Distributions (from paid
  in capital)                 0.00         (0.01)      0.00       0.00                    0.00          0.00
                          --------      --------   --------   --------                --------      --------
Total distributions          (0.44)        (0.54)     (0.19)     (0.33)                  (0.19)        (0.33)
                          --------      --------   --------   --------                --------      --------
Net asset value, end of
  period                    $14.81        $15.35     $15.93     $16.00                  $15.96        $16.03
                          ========      ========   ========   ========                ========      ========
Total return (%)(c)            0.3           7.3        5.0        2.5                     5.2           2.5
Ratios/Supplemental data
Net assets, end of
  period (000)              $9,176       $41,601    $52,895    $45,974                  $1,066          $850
Ratio of operating
  expenses to average
  net assets
  (%)(d)                      2.50(b)       2.50       2.50       2.50                    2.50          2.50
Ratio of net investment
  income (loss) to
  average net assets (%)     (1.69)(b)     (0.74)      0.49      (0.61)                   0.49         (0.61)
Portfolio turnover
  rate (%)                     101           123        119         59                     119            59

Average commission rate
   paid (f)                     --            --         --    $0.0180                      --       $0.0180

(a) The Fund commenced operations on May 21, 1992. Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(b)   Computed on an annualized basis.
(c) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations would have been: (%)


                                          Class A                                          Class B                    Class C
                      -------------------------------------------------   ------------------------------------   -----------------

                      May 21                                              Sept. 13                                   Year Ended
                      through            Year Ended December 31,          through     Year Ended December 31,       December 31,
                      Dec. 31,    -------------------------------------   Dec. 31,  --------------------------   -----------------
                        1992       1993       1994      1995      1996     1993      1994      1995      1996     1995(a)    1996
                       ------     ------     ------    ------    ------   ------    ------    ------    ------   ---------  ------
                       2.89(b)     2.16       1.79      1.83      1.79    3.36(b)    2.54      2.58      2.54      2.58      2.54


(e) Per share net investment loss has been calculated using the average shares outstanding during the year.
(f) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

The Fund's current subadviser assumed that function on February 14, 1997. These financial highlights reflect results achieved by the previous subadviser under different investment policies.

New England Value Fund


                                                                                         Class A
                                   ----------------------------------------------------------------------------------
                                                                                 Year Ended December 31,
                                   ----------------------------------------------------------------------------------
                                     1988        1989       1990        1991        1992        1993        1994
                                   --------    --------   --------    --------    --------    --------    --------
Net asset value, beginning of
   period                             $6.42       $6.07      $6.51       $5.44       $6.69       $7.28       $7.87
                                   --------    --------   --------    --------    --------    --------    --------
Income from investment operations
Net investment income                  0.20        0.12       0.16        0.13        0.09        0.07        0.08
Net gains or losses on
   investments (both realized and
   unrealized)                        (0.34)       1.25      (1.04)       1.35        1.02        1.16       (0.19)
                                   --------    --------   --------    --------    --------    --------    --------
Total income (loss) from
   investment operations              (0.14)       1.37      (0.88)       1.48        1.11        1.23       (0.11)
                                   --------    --------   --------    --------    --------    --------    --------
Less distributions
Distributions (from net
   investment income)                 (0.21)      (0.12)     (0.16)      (0.13)      (0.09)      (0.07)      (0.08)
Distributions (from net
   realized capital gains)             0.00       (0.80)      0.00       (0.10)      (0.43)      (0.57)      (0.41)
Distributions (from paid-in
   capital)                            0.00       (0.01)     (0.03)       0.00        0.00        0.00        0.00
                                   --------    --------   --------    --------    --------    --------    --------
Total distributions                   (0.21)      (0.93)     (0.19)      (0.23)      (0.52)      (0.64)      (0.49)
                                   --------    --------   --------    --------    --------    --------    --------
Net asset value, end of period        $6.07       $6.51      $5.44       $6.69       $7.28       $7.87       $7.27
                                   ========    ========   ========    ========    ========    ========    ========
Total return (%)(c)                    (2.2)       22.6      (13.6)       27.1        16.6        17.0        (1.4)
Ratios/Supplemental data
Net assets, end of period
   (000)                            136,443    $146,831    $139,248   $145,790    $156,240    $189,779    $190,869
Ratio of operating expenses
   to average net assets (%)           1.29        1.29        1.31       1.28        1.32        1.34        1.37
Ratio of net investment income
   to average net assets (%)           3.13        1.69       2.87        1.84        1.26        0.83        1.00
Portfolio turnover rate (%)             243         298          8          33          38          40          29
Average commission rate
   paid (d)                              --          --         --          --          --          --          --




                                 --------------------------------

                                 --------------------------------
                                    1995        1996      1997
                                  --------    --------   --------
Net asset value, beginning of
   period                            $7.27       $8.78
                                  --------    --------   --------
Income from investment operations
Net investment income                 0.10        0.06
Net gains or losses on
   investments (both realized and
   unrealized)                        2.21        2.12
                                  --------    --------   --------
Total income (loss) from
   investment operations              2.31        2.18
                                  --------    --------   --------
Less distributions
Distributions (from net
   investment income)                (0.09)      (0.06)
Distributions (from net
   realized capital gains)           (0.71)      (1.30)
Distributions (from paid-in
   capital)                           0.00        0.00
                                  --------    --------   --------
Total distributions                  (0.80)      (1.36)
                                  --------    --------   --------
Net asset value, end of period       $8.78       $9.60
                                  ========    ========   ========
Total return (%)(c)                   32.3        26.3
Ratios/Supplemental data
Net assets, end of period
   (000)                          $241,038    $297,581
Ratio of operating expenses
   to average net assets (%)          1.37        1.31
Ratio of net investment income
   to average net assets (%)          1.22        0.78
Portfolio turnover rate (%)             52          64
Average commission rate
   paid (d)                             --     $0.0574

(a) Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(b)   Computed on an annualized basis.
(c) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

New England Value Fund continued


                                                                      Class B                                     Class C
                                             -----------------------------------------------------   -------------------------------
                                             Sept. 13(a)
                                             through          Year Ended December 31,                 Year Ended December 31,
                                             Dec. 31,     ----------------------------------------   -------------------------------
                                              1993          1994       1995       1996       1997     1995(a)       1996       1997
                                             ------       -------    -------    ------------------   --------      -----------------
Net asset value, beginning of period          $7.97         $7.85      $7.23      $8.70               $7.23         $8.70
                                             ------       -------    -------    ------------------   ------                   ------
Income from investment operations
Net investment income                          0.11          0.04       0.05       0.01                0.05          0.01
Net gains or losses on investments (both
  realized and unrealized)                     0.39         (0.20)      2.18       2.07                2.18          2.06
                                             ------       -------    -------    ------------------   ------                   ------
Total income (loss) from investment
  operations                                   0.50         (0.16)      2.23       2.08                2.23          2.07
                                             ------       -------    -------    ------------------   ------                   ------
Less distributions
Distributions (from net investment income)    (0.05)        (0.05)     (0.05)     (0.01)              (0.05)        (0.01)
Distributions (from net realized capital
  gains)                                      (0.57)        (0.41)     (0.71)     (1.30)              (0.71)        (1.30)
Distributions (from paid-in capital)           0.00          0.00       0.00       0.00                0.00          0.00
                                             ------       -------    -------    ------------------   ------                   ------
Total distributions                           (0.62)        (0.46)     (0.76)     (1.31)              (0.76)        (1.31)
                                             ------       -------    -------    ------------------   ------                   ------
Net asset value, end of period                $7.85         $7.23      $8.70      $9.47               $8.70         $9.46
                                             ======       =======    =======    ==================   ======         =====     ======
Total return (%)(c)                             6.5          (2.0)      31.3       25.4                31.3          25.2
Ratios/Supplemental data
Net assets, end of period (000)              $2,182       $13,830    $27,941    $48,210              $1,224        $3,735
Ratio of operating expenses to average net
  assets (%)                                   2.16(b)       2.12       2.12       2.06                2.12          2.06
Ratio of net investment income to average
  net assets (%)                               0.05(b)       0.25       0.47       0.03                0.47          0.03
Portfolio turnover rate (%)                      40            29         52         64                  52            64
Average commission rate paid (d)                 --            --         --    $0.0574                  --       $0.0574


(a) Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(b)   Computed on an annualized basis.

(c) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.

(d) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.


New England Growth Opportunities Fund
                                                                                      Class A
                                  --------------------------------------------------------------------------------------------------
                                                          Seven
                                                          Months
                                      Year Ended           Ended
                                        May 31,          December 31,                                    Year Ended December 31,
                                  ------------------                      ----------------------------------------------------------
                                   1987      1988(b)       1988(b)        1989      1990        1991      1992      1993(a)
                                  ------     -------       -------        -----     ------      -----     ------     ------
Net asset value, beginning of
   period                         $12.70     $11.92        $10.37         $9.55     $10.88      $9.54     $11.79     $12.20
                                  ------     ------        ------         -----     ------      -----     ------     ------
Income from investment
  operations
Net investment income               0.35       0.33          0.19          0.29       0.30       0.26       0.23       0.21
Net gains or losses on
  investments (both
  realized and unrealized)          0.73      (1.22)         0.25          2.32      (0.76)      2.63       0.86       0.75
                                  ------     ------        ------         -----     ------      -----     ------     ------
Total income (loss) from
  investment operations             1.08      (0.89)         0.44          2.61      (0.46)      2.89       1.09       0.96
                                  ------     ------        ------         -----     ------      -----     ------     ------
Less distributions
Distributions
  (from net investment income)     (0.34)     (0.35)        (0.18)        (0.29)     (0.30)     (0.26)     (0.23)     (0.21)
Distributions (in excess of
  net
  investment income)                0.00       0.00          0.00          0.00       0.00       0.00       0.00      (0.01)
Distributions (from net
  realized capital gains)          (1.52)     (0.30)        (1.08)        (0.95)     (0.56)     (0.38)     (0.45)     (0.27)
Distributions (from paid-in
   capital)                         0.00      (0.01)         0.00         (0.04)     (0.02)      0.00       0.00       0.00
                                  ------     ------        ------         -----     ------      -----     ------     ------
Total distributions                (1.86)     (0.66)        (1.26)        (1.28)     (0.88)     (0.64)     (0.68)     (0.49)
                                  ------     ------        ------         -----     ------      -----     ------     ------
Net asset value, end of
period                            $11.92     $10.37         $9.55        $10.88      $9.54     $11.79     $12.20     $12.67
                                  ------     ------        ------         -----     ------      -----     ------     ------
Total return (%)(f)                  8.9       (7.3)          7.3(e)       27.6       (4.3)      30.6        9.3        8.0
Ratios/Supplemental data
Net assets, end
  of period (000)                $70,427    $58,552       $55,041       $62,688    $55,726    $70,263    $90,945   $109,168
Ratio of operating expenses
   to average net assets (%)        1.24       1.25(d)       1.33(e)       1.15       1.18       1.23       1.94       1.21
Ratio of net investment
  income to average net
  assets (%)                        2.65       2.90          3.10(e)       2.68       2.92       2.28       1.18       1.70
Portfolio turnover rate (%)           25          8            83(e)         17          6         12         10          4
Average commission rate
   paid (g)                           --         --            --            --         --         --         --         --

                                                  Class A
                                   -----------------------------------
                                          Year Ended December 31,
                                   -----------------------------------
                                    1994       1995       1996    1997
                                   ------     ------     ------   ----
Net asset value, beginning of
   period                          $12.67     $12.41     $14.39
                                   ------     ------     ------
Income from investment
  operations
Net investment income                0.22       0.18       0.13
Net gains or losses on
  investments (both
  realized and unrealized)          (0.10)      4.01       2.07
                                   ------     ------     ------
Total income (loss) from
  investment operations              0.12       4.19       2.20
                                   ------     ------     ------
Less distributions
Distributions
  (from net investment income)      (0.21)     (0.18)     (0.13)
Distributions (in excess of
  net
  investment income)                 0.00       0.00       0.00
Distributions (from net
  realized capital gains)           (0.17)     (2.03)     (2.59)
Distributions (from paid-in
   capital)                          0.00       0.00       0.00
                                   ------     ------     ------
Total distributions                 (0.38)     (2.21)     (2.72)
                                   ------     ------     ------
Net asset value, end of
period                             $12.41     $14.39     $13.87
                                   ------     ------     ------
Total return (%)(f)                  1.00       35.1       17.2
Ratios/Supplemental data
Net assets, end
  of period (000)                $104,081   $150,693   $166,963
Ratio of operating expenses
   to average net assets (%)         1.28       1.38       1.30
Ratio of net investment
  income to average net
  assets (%)                         1.75       1.31       0.92
Portfolio turnover rate (%)             6         69        127
Average commission rate
   paid (g)                            --         --    $0.0348

(a) As of January 1, 1993, the Fund discontinued the use of equalization accounting.
(b) Fiscal year end changed in 1988 from May 31 to December 31. The Fund's former adviser, Back Bay Advisors, L.P., assumed that function on July 27, 1988.
(c)   Commencement of offering of Class B or Class C shares.
(d) Until May 18, 1988, the Fund's former adviser, Back Bay Advisors, L.P., voluntarily agreed to limit total Fund expenses to 1.25% of the Fund's average annual net assets. Without such limitation, the ratio of operating expenses to average net assets for the year ended May 31, 1988 would have been 1.31%.
(e)   Computed on an annualized basis.
(f) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Unless otherwise indicated, periods of less than one year are not annualized.
(g) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.


The Fund's current adviser and subadviser assumed those functions on May 1, 1995. These financial highlights prior to that date reflect results achieved by earlier advisers under investment policies that are no longer in effect.

New England Growth Opportunities Fund continued


                                                                     Class B                                Class C
                                                   ----------------------------------------------    ---------------------------
                                                    Sept.                                             May
                                                    13(c)                                             1(c)            Year
                                                   through                                           through          Ended
                                                   Dec. 31,        Year Ended December 31,           Dec. 31,        Dec. 31,
                                                               -----------------------------------                 -------------
                                                   1993(a)      1994       1995       1996    1997     1995         1996    1997
                                                   ------      ------     ------     ------   ----    ------       ------   ----
Net asset value, beginning of period               $12.95      $12.66     $12.42     $14.40           $13.84       $14.39
                                                   ------      ------     ------     ------           ------       ------
Income from investment operations
Net investment income                                0.06        0.16       0.10       0.03             0.06         0.04
Net gains or losses on investments (both
realized and unrealized)                             0.01       (0.09)      4.01       2.07             2.58         2.05
                                                   ------      ------     ------     ------           ------       ------
Total income from investment operations              0.07        0.07       4.11       2.10             2.64         2.09
                                                   ------      ------     ------     ------           ------       ------
Less distributions
Distributions (from net investment income)          (0.03)      (0.14)     (0.10)     (0.04)           (0.06)       (0.04)
Distributions (in excess of net                     (0.06)       0.00       0.00       0.00             0.00         0.00
investment income)
Distributions (from net realized capital gains)     (0.27)      (0.17)     (2.03)     (2.59)           (2.03)       (2.59)
Distributions (from paid-in capital)                 0.00        0.00       0.00       0.00             0.00         0.00
                                                   ------      ------     ------     ------           ------       ------
Total distributions                                 (0.36)      (0.31)     (2.13)     (2.63)           (2.09)       (2.63)
                                                   ------      ------     ------     ------           ------       ------
Net asset value, end of period                     $12.66      $12.42     $14.40     $13.87           $14.39       $13.85
                                                   ------      ------     ------     ------           ------       ------
Total return (%)(f)                                   0.6         0.6       34.3       16.3             20.2         16.3
Ratios/Supplemental data
Net assets, end of period (000)                    $1,498      $5,185    $29,026    $46,856           $4,707       $3,912
Ratio of operating expenses to average               2.08(e)     1.93       2.11       2.05             2.11(e)      2.05
net assets (%)
Ratio of net investment income to average            0.71(e)     1.10       0.56       0.17             0.56(e)      0.17
net assets (%)
Portfolio turnover rate (%)                             4           6         69        127               69          127
Average commission rate paid (g)                       --          --         --    $0.0348               --      $0.0348

New England Equity Income Fund

                                                   Class A               Class B         Class C
-----------------------------------------------------------------------  ------------  -----------
                                             Nov. 28(a)       Year          Sept. 15     Sept. 15
                                              through         Ended         through      through
                                              Dec. 31,        Dec 31,       Dec. 31,     Dec. 31,
                                                           ------------
                                               1995        1996    1997       1997         1997
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $12.50       $12.86
--------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------
Net investment income                          0.04         0.31
--------------------------------------------------------------------------------------------------
Net gains or losses on securities
(both realized and unrealized)                 0.36         3.11
                                             ------       ------
--------------------------------------------------------------------------------------------------
Total income from investment operations        0.40         3.42
                                             ------       ------
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
Dividends (from net investment income)        (0.04)       (0.30)
--------------------------------------------------------------------------------------------------
Distributions (from net realized
capital gains)                                 0.00         0.83
                                             ------       ------
--------------------------------------------------------------------------------------------------
Total Distributions                           (0.04)       (1.13)
                                             ------       ------
--------------------------------------------------------------------------------------------------
Net asset value, end of period               $12.86       $15.15
                                             ------       ------
--------------------------------------------------------------------------------------------------
Total return (%)(c)                             3.2         26.6
--------------------------------------------------------------------------------------------------
Ratios/Supplemental data
Net assets, end of period (000)              $2,064       $2,613
--------------------------------------------------------------------------------------------------
Ratio of operating expenses
to average net assets (%)(d)                   1.50(b)      1.50
--------------------------------------------------------------------------------------------------
Ration of net income to average
net assets (%)                                 3.58(b)      2.06
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                       0           45
--------------------------------------------------------------------------------------------------
Average commission rate paid(e)                  --      $0.0608
--------------------------------------------------------------------------------------------------

(a) As of January 1, 1993, the Fund discontinued the use of equalization accounting.
(b) Fiscal year end changed in 1988 from May 31 to December 31. The Fund's former adviser, Back Bay Advisors, L.P., assumed that function on July 27, 1988.
(c)   Commencement of offering of Class B or Class C shares.
(d) Until May 18, 1988, the Fund's former adviser, Back Bay Advisors, L.P., voluntarily agreed to limit total Fund expenses to 1.25% of the Fund's average annual net assets. Without such limitation, the ratio of operating expenses to average net assets for the year ended May 31, 1988 would have been 1.31%.
(e)   Computed on an annualized basis.
(f) A sales charge in the case of the Class A shares and a CDSC in the case of the Class B and Class C shares are not reflected in total return calculations. Unless otherwise indicated, periods of less than one year are not annualized.
(g) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principal basis.

The Fund's current adviser and subadviser assumed those functions on May 1, 1995. These financial highlights prior to that date reflect results achieved by earlier advisers under investment policies that are no longer in effect.

--------------------------------------------------------------------------------
                               INVESTMENT STRATEGY
--------------------------------------------------------------------------------

Investment Objectives

New England Capital Growth Fund
(The "Capital Growth Fund")


The Fund seeks long-term growth of capital.
Subadviser: Westpeak Investment Advisors, L.P. ("Westpeak")


New England Balanced Fund
(The "Balanced Fund")

The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.
Subadviser: Loomis Sayles, Pasadena, CA

New England Growth Fund
(The "Growth Fund")

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Adviser: Capital Growth Management Limited Partnership

New England International Equity Fund
(The "International Equity Fund")

The Fund seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities.
Subadviser: Loomis Sayles, Boston, MA

New England Value Fund
(The "Value Fund")

The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.
Subadviser: Loomis Sayles, Pasadena, CA

New England Growth Opportunities Fund
(The "Growth Opportunities Fund")


The Fund seeks opportunities for long-term growth of capital and income.
Subadviser: Westpeak

New England Equity Income Fund
(The "Equity Income Fund")

The Fund seeks current income and capital growth.
Subadviser: Loomis Sayles, Boston, MA


New England Investment Companies and the Funds' Advisers and Subadvisers


The subadvisers of each of the Funds are independently operated subsidiaries of NEIC Operating Partnership, L.P. ("NEICOP"), which is part of an affiliated group including New England Investment Companies, L.P. a publicly traded company listed on the New York Stock Exchange. New England Funds Management, L.P. ("NEFM"), the adviser to each of the Funds except the Growth Fund, is also an independently operated subsidiary of NEICOP. NEICOP's 14 principal subsidiary or affiliated asset management firms, collectively, had more than $120 billion of assets under management as of September 30, 1997. Each subadviser operates independently and is staffed by experienced investment professionals. All the subadvisers apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.


New England Funds Management, L.P. is the adviser to each of the Funds except the Growth Fund, as well as most of the other New England Funds.


Loomis, Sayles & Company, L.P. with over $50 billion of assets under management, manages portfolios for mutual funds and other institutional investors and individuals. Loomis Sayles serves as the subadviser to the International Equity, Balanced, Value and Equity Income Funds.


Capital Growth Management Limited Partnership ("CGM"), adviser of the Growth Fund, has $6.6 billion of assets under management. CGM specializes in managing aggressive growth-oriented equity portfolios for mutual funds and other institutions.


Westpeak Investment Advisors, L.P. ("Westpeak") acts as subadviser to the Growth Opportunities Fund and the Captial Growth Fund and also provides investment management services to other mutual funds and institutional clients, including accounts of New England Life Insurance Company ("NELICO").


How the Funds Pursue Their Objectives

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to each Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective. Each Fund is a "diversified" mutual fund.

Fund Investments

o     Capital Growth Fund

      The Capital Growth Fund seeks to attain its objective by investing substantially all of its assets in equity securities. Investments are selected based on their growth potential; current income is not a consideration. The Fund normally will invest primarily in equity securities of companies with medium or large market capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

      The Fund's subadviser selects investments based upon fundamental research and analysis of individual companies and industries. The subadviser selects investments for the Fund based on qualitative and quantitative criteria including, among others, industry dominance and competitive position, consistent earnings growth, a history of high profitability, the subadviser's expectation of continued high profitability and overall financial strength, although not every investment will have all of these characteristics. The Fund may invest in foreign securities.

o     Growth Fund

      Most of the Growth Fund's investments are normally in common stocks, although the Fund may invest in any type of equity securities. The Fund does not consider current income as a factor in selecting its investments. The Fund may invest in foreign securities.

o     Value Fund

      Substantially all of the Value Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities. Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

o     Balanced Fund

      The Balanced Fund is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on the Fund's subadviser's view of the economic and investment outlook. Most of its equity investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long term. In selecting equity investments for the Fund, an emphasis is ordinarily placed on undervalued securities. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Fund invests at least 25% of its assets in fixed-income securities and, under normal market conditions, more than 50% of its assets in equity securities. The Fund may invest in foreign securities.

o     International Equity Fund

      The International Equity Fund seeks to achieve its objective by investing primarily in common stocks, although the Fund may invest in any type of equity securities. Normally the Fund will invest at least 65% of its total assets in equity securities of issuers headquartered outside the United States or that derive a substantial part of their revenues or profits from countries outside the United States. Under normal conditions the Fund's portfolio will contain equity securities of issuers from at least three countries outside the United States. The Fund may also invest in closed-end investment companies domiciled in the United States that invest primarily in securities issued by foreign companies. In addition, the Fund may invest up to 20% of its assets in bonds issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities), supranational agencies or foreign companies, including but not limited to convertible debt and below investment grade or unrated debt. The Fund may also engage in certain options and futures transactions.

      The Fund's subadviser will make investment decisions on behalf of the Fund by selecting a group of attractively valued countries and then selecting securities within such countries that are expected to offer the best value based on its valuation and earnings growth expectations.

o     Growth Opportunities Fund

      It is normally the policy of the Growth Opportunities Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style). The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.


o     Equity Income Fund

      Under normal market circumstances, the Fund will invest at least 80% of its assets in dividend-paying common or preferred stocks. The Fund's portfolio will be selected to seek a current dividend yield which is comparable to the published composite yield of the Standard & Poor's Composite Index of 500 Common Stocks (the "S&P 500") and long-term capital appreciation. The Fund may also invest in non-dividend paying stocks, other equity securities, zero coupon bonds and strips, foreign securities and repurchase agreements.


o     Additional Information

      The Capital Growth, Growth, Growth Opportunities, International Equity, Value and Equity Income Funds seek to attain their objectives by normally investing in equity securities. When the particular Fund's subadviser deems it appropriate, however, the International Equity, Capital Growth, Growth, Growth Opportunities, Value and Equity Income Funds may, for temporary defensive purposes, hold a substantial portion of their assets in cash or fixed-income investments, including U.S. Government obligations, investment grade (and comparable unrated) corporate bonds or notes, money market instruments and repurchase agreements. Corporate obligations in the lowest investment grade category (rated BBB by Standard & Poor's Ratings Group ["S&P"] or Baa by Moody's Investors Service, Inc. ["Moody's"]) have some speculative characteristics and may be more adversely affected by changing economic conditions than are higher grade obligations. No estimate can be made as to when or for how long a Fund will employ defensive strategies. Under some market conditions, the Balanced Fund may, for temporary purposes, invest less than 50% of its assets in equity securities and the balance in cash and fixed-income investments.

--------------------------------------------------------------------------------
                                INVESTMENT RISKS
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It is important to understand the following risks inherent in a Fund before you invest.

o     Equity Securities

      Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.


      Each Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. Less than 35% of each Fund's (other than the Equity Income Fund's) respective net assets will be invested in convertible securities rated below investment grade and unrated convertible securities of comparable quality. Less than 20% of the Equity Income Fund's net assets will be invested in convertible or fixed-income securities rated below investment grade and unrated convertible or fixed-income securities of comparable quality.


o     Small Companies

      Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

o     Foreign Securities

      Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

      Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Funds may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

      In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

      There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices


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

      comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

      The International Equity Fund's investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

      The Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

      In addition, the Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

      In determining whether to invest in securities of foreign issuers, the adviser or subadviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

o     Foreign Currency

      Most foreign securities in the Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

      The Funds may incur costs in connection with conversions between various currencies. In addition, the Funds may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

o     Fixed-Income Securities

      Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

      Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

      Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause a Fund's net asset value to increase or decrease.


                                                                              22
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      All non-convertible fixed-income securities purchased by the Funds other than the International Equity, Balanced and Equity Income Funds, will, at the time of purchase, either be rated investment grade by at least one major rating agency or be unrated but determined to be of investment grade quality by the Fund's subadviser.

o     Lower Quality Fixed-Income Securities
      (International Equity, Balanced and Equity Income Funds)

      Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's Adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. During the fiscal year ended December 31, 1997, the International Equity, Balanced and Equity Income Funds had on average __% and )__% of their assets, respectively, invested in fixed-income securities rated below investment grade. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A - Description of Bond Ratings."

o     Asset-Backed Securities (Balanced Fund)

      The Balanced Fund may invest up to 25% of its total assets in asset-backed securities, which represent a direct or indirect participation, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases on various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit.


o     Repurchase Agreements

      Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than 7 days are illiquid securities.


o     Investments In Other Investment Companies
      (International Equity Fund, Growth Fund, Growth Opportunities Fund)

      The International Equity Fund may invest up to 10% of its total assets in securities of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for the Fund to invest in such countries. In other cases, where the Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.


o     Short-Term Trading

      Although each Fund seeks long-term growth or return (current income and capital growth for Equity Income Fund), each Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets.



23
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      Recent portfolio turnover rates of each Fund are set forth above under
      "Financial Highlights."


o     Options, Futures, Swap Contracts and Currency Transactions
      (International Equity and Growth Opportunities Funds)


      The International Equity Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Fund may buy and sell futures contracts on securities, securities indexes or currencies. The Fund may also enter into swap contracts. The Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. The Fund may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.


      The Growth Opportunities Fund may buy and sell futures contracts on a variety of stock indexes. The Fund would buy such a futures contract only when the Fund is experiencing significant cash inflows, and then only for the purpose of maintaining the Fund's exposure to the equity markets during the time before the Fund has fully invested incoming cash in equity securities directly. Similarly, the Fund would sell stock index futures only during periods of cash outflows from the Fund, for the purpose of reducing equity market exposure before holdings of stock are liquidated. The Fund will not use futures contracts for speculative purposes or to hedge against changes in the value of the Fund's securities portfolios.

      Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

      Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

      A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). A Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's net assets. Transactions in futures and related options involve the risks of (1) imperfect correlation between the price movement of the contracts and the underlying securities,
      (2) significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time, and the risk that if the subadviser's prediction on interest rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

      The Funds may enter into interest rate, currency and securities index swaps. The Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

      The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain


                                                                              24
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      assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

      The successful use of options, futures and swaps will usually depend on the subadvisers' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts and of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and certain regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

      The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Funds in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above. For further information, see "Miscellaneous Investment Practices -- Futures, Options and Swap Contracts" in Part II of the Statement.

o     Currency Hedging Transactions (International Equity Fund)

      The International Equity Fund may, at the discretion of its subadviser, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and swap contracts. For more information on foreign currency hedging transactions, see Part II of the Statement.

o     Zero Coupon Bonds and Strips

      The Equity Income Fund may invest in zero coupon bonds and in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid in maturity. "Strips" are debt securities that are stripped of their interest payments after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. Under market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

o     Securities Lending

      The Equity Income Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 331/3% of the Fund's total assets (taken at current value). Any voting rights or rights to consent relating to the loaned securities pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

o     Miscellaneous

      No Fund will invest more than 15% of its net assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

      The Balanced, International Equity and Equity Income Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless a subadviser has determined, under guidelines established by each Trust's trustees, that the particular issue of Rule 144A securities is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

      The International Equity and Equity Income Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed delivery" basis falls or market rates of interest increase between the time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on "when-issued" and "delayed delivery" securities, see Part II of the Statement.



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                                 FUND MANAGEMENT
--------------------------------------------------------------------------------

NEFM, 399 Boylston Street, Boston, Massachusetts, 02116, serves as the adviser to each Fund except the Growth Fund (for which CGM serves as adviser). NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund except the Growth Fund and furnishes general business management and administration to each such Fund. NEFM does not determine what investments will be purchased by the Funds.


The subadviser of the International Equity Fund, the Balanced Fund, the Value Fund and the Equity Income Fund is Loomis Sayles. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Paul Drexler, Vice President of Loomis Sayles, has served as the portfolio manager of the International Equity Fund since February 14, 1997. Since June 30, 1996, Bruce A. Ebel, Vice President of Loomis Sayles, has also served as co-portfolio manager of the Capital Growth Fund. Carol C. McMurtrie, Tricia H. Mills and (beginning in August 1997) Roderic Dillon are the portfolio managers of the Value Fund. Ms. McMurtrie and Ms. Mills have served in that capacity since 1993. Ms. McMurtrie, Ms. Mills and (beginning in August 1997) Mr. Dillon are also the portfolio managers of the equity portion of the Balanced Fund and are responsible for allocating the assets of the Balanced Fund between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997. The portfolio management team for the fixed-income portion of the Balanced Fund consists of Meri Ann Beck, John Hyll and Barr Segal, who have had portfolio management responsibility for the Fund's fixed-income investments since 1990, 1994 and 1996, respectively. Messrs. Dillon, Hyll and Segal are Vice Presidents of Loomis Sayles. Ms. Beck is also a Vice President of Loomis Sayles. Mr. Hyll has been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoined Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management. Mr. Drexler and Mr. Ebel who, prior to the time they joined Loomis Sayles, were Deputy Manager, Brown Brothers Harriman & Co., and Senior Vice President, Kemper Asset Management, respectively. Mauricio F. Cevallos, Vice President and Manager of Loomis Sayles, Peter Ramsden, Vice President of Loomis Sayles, and Tom Kolefas, Vice President of Loomis Sayles, act as portfolio managers of the Equity Income Fund. Mr. Kolefas joined Loomis Sayles in 1996 and has been a portfolio manager of the Fund since May 1996. Prior to May 1996, Mr. Kolefas was employed as a portfolio manager at Mackay Shields Financial Corporation. Mr. Ramsden and Mr. Cevallos have been employed by Loomis Sayles for more than five years, and have served as portfolio managers of the Fund since its inception in November 1995.


The adviser of the Growth Fund is CGM, One International Place, Boston, Massachusetts 02110. CGM, organized in 1989, serves as investment adviser to seven mutual funds and to other institutional investors. The general partner of CGM is a corporation controlled equally by Robert L. Kemp and G. Kenneth Heebner. Mr. Heebner, Senior Portfolio Manager of CGM, has served as portfolio manager of the Growth Fund since 1976. NEIC owns a majority limited partnership interest in CGM. In 1996, the Growth Fund paid 0.68% of its average net assets in advisory fees to CGM. The Distributor has agreed to provide certain administrative services to the Growth Fund at CGM's expense.


The subadviser of the Growth Opportunities Fund and the Capital Growth Fund is Westpeak, 1011 Walnut Street, Boulder, Colorado 80302. The portfolio manager of the Growth Opportunities Fund and the Capital Growth Fund is Gerald H. Scriver, President and Chief Executive Officer of Westpeak. He has been with Westpeak since its inception in 1991. He has been portfolio manager of the Growth Opportunities Fund since May 1995 and the portfolio manager of the Capital Growth Fund since February, 1998.


Each Fund other than the Growth Fund pays NEFM a management fee at the annual rate set forth in the following table:


                                   Management fee paid by fund to NEFM
                                   (as a percentage of average daily
          Fund                     net assets of the Fund)
          ----                     -----------------------
Balanced Fund, ...............     0.75% of the first $200 million
Capital Growth Fund, and           0.70% of the next $300 million
Value Fund                         0.65% of amounts in excess of  $500 million

Growth Opportunities Fund, ...     0.70% of the first $200 million
and Equity Income Fund             0.65% of the next $300 million

                         0.60% of amounts in excess of $500 million
International Equity
Fund.................    0.90% of the first $200 million
                         0.85% of the next $300 million
                         0.80% of amounts in excess of $500 million


The management fee rates payable by the Balanced, Capital Growth, International Equity and Value Funds are higher than those paid by most other mutual funds but are comparable to fee rates paid by some mutual funds with similar investment objectives and policies to these Funds.

Subject to the supervision of NEFM, each subadviser manages the portfolio(s) of each Fund to which it serves as subadviser in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities for the Fund, and employs professional advisers and securities analysts who provide research services to the Fund. The Funds pay no direct fees to their subadvisers.

NEFM pays the subadvisers of the following Funds a subadvisory fee at the annual rate set forth in the following table:


                                                    Subadvisory fee payable by NEFM to
                                                    subadviser (as a percentage of
 Fund                               Subadviser      average daily net assets of the fund)
-------                             ---------       -------------------------------------
Balanced Fund and...............    Loomis Sayles   0.535% of the first $200 million
Value Fund                                          0.350% of the next $300 million
                                                    0.300% of amounts in excess of $500
                                                    million
Capital Growth Fund.............    Westpeak        0.400% of the first $200 million
                                                    0.350% of the next $300 million
                                                    0.300% of amounts in excess
                                                    of $500 million
Growth Opportunities Fund ......    Westpeak        0.500% of the first $25 million
                                                    0.400% of the next $75 million
                                                    0.350% of the next $100 million
                                                    0.300% of amounts in excess of $200
                                                    million
International Equity Fund ......    Loomis Sayles   0.400% of the first $200 million
                                                    0.350% of amounts in excess of $200
                                                    million
Equity Income Fund .............    Loomis Sayles   0.400% of the first $200 million
                                                    0.325% of the next $300 million
                                                    0.275% of amounts in excess of $500
                                                    million

Prior to January 2, 1996, the current subadvisers to the Balanced and Value Funds served as those Funds' respective advisers. From December 29, 1995 to February 14, 1997, Draycott Partners, Ltd. (" Draycott") served as subadviser to the International Equity Fund. Prior to December 29, 1995, Draycott served as the International Equity Fund's adviser. From December 29, 1995 to February 16, 1997 Loomis Sayles served as the subadviser to the Captial Growth Fund and prior to December 29, 1995 was the adviser to the Capital Growth Fund.


Loomis Sayles, as subadviser to the International Equity Fund, has voluntarily agreed to waive the entire subadvisory fee payable to Loomis Sayles by NEFM through February 14, 1998. This waiver by Loomis Sayles will not reduce the management fee payable by the Fund to NEFM. In addition, NEFM and the Distributor have voluntarily agreed to reduce their fees and to bear certain operating expenses charged to the International Equity Fund to the extent that the total of such fees and expenses would exceed 1.75%, 2.50% and 2.50% annually of the average daily net assets of the Fund's Class A, B and C shares, respectively.


Loomis Sayles has voluntarily agreed, until further notice to the Equity Income Fund, to waive its entire subadvisory fee. This waiver by Loomis Sayles does not reduce the Fund's expenses. This agreement may be terminated by Loomis Sayles at any time. In addition, under an expense deferral arrangement, which NEFM may terminate at any time, NEFM has agreed to defer its management fee for the Fund and, if necessary, to bear certain expenses associated with the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% for Class A shares, 2.25% for Class B shares and 2.25 for Class C shares, subject to the obligation of the Fund to pay NEFM such deferred fees and expenses in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expenses more than two years after the end of the fiscal year in which the fee expense was deferred.

NEFM and the Distributor may terminate these voluntary limitations at any time. In such event, the Funds would supplement its prospectus.

The transfer and dividend paying agent for the Funds is New England Funds Service Corporation ("NEFSCO") 399 Boylston Street, Boston, MA 02116. NEFSCO has subcontracted certain of its obligations as such to State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, MA 02110.

The general partners of each of NEFM, Loomis Sayles, Westpeak and New England Funds, L.P., and the sole shareholder of NEFSCO, are special purpose corporations that are indirect, wholly-owned subsidiaries of NEIC Operating Partnership, L.P. ("NEICOP"). NEICOP's managing general partner, New England Investment Companies, Inc. ("NEIC, Inc."), is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a mutual life insurance company. MetLife owns directly 46% (and in the aggregate, directly and indirectly, 47%) of the limited partnership interests in NEICOP. NEICOP's advising general partner, New England Investment Companies, L.P. ("NEIC") is a publicly-traded company listed on the New York Stock Exchange. NEIC, Inc. is the sole general partner of NEIC.


Subject to applicable regulatory restrictions and such policies as the Trusts' trustees may adopt, the Funds' advisers and subadvisers may consider sales of shares of the Funds and other mutual funds they manage as a factor in the selection of broker-dealers to effect portfolio transactions for the Funds. Subject to procedures adopted by the trustees of the Trusts, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC, NEFM, CGM or any subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

NEFM and, in the case of the Growth Fund, CGM provide executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of that Trust as conducted by the Funds' advisers and subadvisers.


The Funds (excepting the Growth Fund) have received an exemptive order from the SEC to permit NEFM, subject to certain conditions, to enter into subadvisory agreements with subadvisers other than the existing subadvisers of the Funds when approved by the relevant Trust's Board of Trustees, without obtaining shareholder approval. The exemptive order also permits, without shareholder approval, the terms of an existing subadvisory agreement to be changed or the employment of an existing subadviser to be continued after events that would otherwise cause an automatic termination of a subadvisory agreement, when such changes or continuation are approved by the relevant Trust's Board of Trustees. Shareholders will be notified of any subadviser changes.

--------------------------------------------------------------------------------
                          SUBADVISER'S PAST PERFORMANCE
--------------------------------------------------------------------------------

The first table below presents information about the investment performance on an average annual total return basis of the Loomis Sayles High Yield Equity Composite (the "Loomis Sayles Composite"). The past performance data for the Loomis Sayles Composite has been adjusted to reflect the Fund's operating expenses (after giving effect to the Fund's voluntary expense deferral arrangement with NEFM). The performance information for the Loomis Sayles Composite has not been adjusted to reflect deduction of the sales charge payable on the Fund's Class A shares, nor does it give effect to the higher expense levels of the Fund's Class B and Class C shares. Performance would be lower if it were adjusted for these charges and expenses.

Some of the accounts which make up the Loomis Sayles Composite have not been subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act of 1940 or the Internal Revenue Code of 1986, as amended (the "Code"). The performance results for the Loomis Sayles Composite might have been less favorable had such accounts been subject to regulations as investment companies under relevant federal laws.

The average annual total returns shown below for the Loomis Sayles Composite represent composite returns derived from performance data furnished by Loomis Sayles relating to certain accounts managed by Loomis Sayles, which have been adjusted to reflect the Fund's operating expenses. Each of the accounts included in the Loomis Sayles Composite has investment objectives substantially similar to that of the Fund and was managed using investment policies and strategies substantially similar (although not necessarily identical) to those of the Fund. The accounts represented by the Loomis Sayles Composite include all of the accounts (including the Fund) with investment objectives substantially similar to that of the Fund and managed by Loomis Sayles during the relevant time periods using investment policies substantially similar to those employed by Loomis Sayles in managing the Fund.

The information regarding the performance of the Loomis Sayles Composite does not represent the Fund's performance. Such information should not be considered a prediction of future performance of the Fund.

The line graphs below illustrate (i) the growth of a $10,000 investment in the Loomis Sayles Composite from its inception to June 30, 1997 versus the growth of a $10,000 investment in the Lipper Equity Income Fund Average over the same period and (ii) the growth of a $10,000 investment in the Fund from the Fund's inception on November 28, 1995 to December 31, 1997 versus the growth in the Lipper Equity Income Fund Average from November 30, 1995 to December 31, 1997.

                                  [CHART TO BE UPDATED]
                                Average Annual Total Return
                        ---------------------------------------------
    Period Ended            Loomis Sayles           Lipper Equity
    December 31,              Composite          Income Fund Average
       1997
---------------------   ---------------------   ---------------------
  Since Inception*          16.87%                  13.68%
      7 years               19.94%                  17.31%
      5 years               20.44%                  17.00%
      3 years               28.91%                  25.49%
      1 year                33.37%                  27.36%
* Inception date July 1, 1989.

                                Average Annual Total Return
                        ---------------------------------------------
    Period Ended         New England Equity         Lipper Equity
 December 31, 1997          Income Fund          Income Fund Average
---------------------   ---------------------   ---------------------
  Since Inception*          21.83%                  23.49%
      1 year                15.62%                  27.36%

* The Fund's inception is November 28, 1995; Lipper Equity Income Fund Average has been calculated from November 30, 1995.

[Graphic Omitted]

[Graphic Omitted]

--------------------------------------------------------------------------------
                               BUYING FUND SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Using New England Funds Personal Access Line(TM) 1-800-346-5984 New England Funds Personal Access Line(TM) is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your recent transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about New England Funds Personal Access Line(TM) including a convenient wallet card, call us at 1-800-225-5478.

--------------------------------------------------------------------------------

Minimum Investment

$2,500 is the minimum for an initial investment in any Fund and $100 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

o $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b)(7) retirement plans and certain other retirement plans.

o $100 on initial and subsequent investments for automatic investing through the Investment Builder program.

o $250 on initial and $100 on subsequent investments for retirement plans with tax benefits such as corporate pension and profit sharing plans and Keogh plans.

o $2,000 on initial and $100 on subsequent investments for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

o     $500 on initial and $100 on subsequent investments for IRAs.

6 Ways to Buy Fund Shares

You may purchase Class A, Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares of the Funds in the following ways:

o     Through your investment dealer:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

o     By Mail:

For An Initial Investment, simply complete an application and return it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551.

For Subsequent Investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check or periodic account investment, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of ten calendar days.

o     By Wire Transfer of Federal Funds:

For An Initial Investment, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business to obtain an account number and wire transfer instructions.

For Subsequent Investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Fund (Fund name and Class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the Funds are open for business.
Your bank may charge a fee for this service.

o     By Investment Builder:

Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

For An Initial Investment, please indicate that you would like to begin an automatic investment plan through Investment Builder. Indicate the amount of the monthly investment on the enclosed application and enclose a check marked "Void" or a deposit slip from your bank account.

To Add Investment Builder To An Existing Account, please call us at 1-800-225-5478 for a Service Options Form.

o     By Electronic Purchase Through ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.


To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. You may also purchase shares through ACH by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty- four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or New England Funds Personal Access Line(TM) will be complete only upon the receipt by New England Funds of funds from your bank and, on the day that funds are received, will be processed at the net asset value determined at the close of regular trading on the Exchange on days that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.


o     By Exchange from another New England Fund:

You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares -- Exchanging Among New England Funds" for complete details.

General

All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.


Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

Sales Charges

--------------------------------------------------------------------------------
To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m.(Eastern time).
--------------------------------------------------------------------------------

Each Fund offers two (or, in the case of the Limited Term U.S. Government Fund, Strategic Income Fund and Bond Income Fund, three) classes of shares to the general public:

Class A Shares

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee and, in the case of the Limited Term U.S. Government Fund, a 0.10% annual distribution fee. Class A shares are offered subject to the following sales charges:

                                      Sales Charge as a % of                 Dealer's
                          ----------------------------------------------    Concession
Value of Total Investment  Offering Price        Net Amount Invested    as a % of Offering Price
Less than $100,000            5.75%                  6.10%                    5.00%
$50,000 - $100,000            4.50%                  4.71%                    4.00%
$100,000 - $249,999           3.50%                  3.63%                    3.00%
$250,000 - $499,999           2.50%                  2.56%                    2.15%
$500,000 - $999,999           2.00%                  2.04%                    1.70%
$1,000,000 or more            None                   None                       *

+ [Growth Fund Only.] For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,999, a reduced sales charge of 5.50% as a percentage of offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of the Growth Fund if the total investment value of the Growth Fund account after such sale is between (and including) $25,000 and $49,999.


* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases (except investments by plans under Sections 401(a) or 401(k) of the Code whose total investments amount to $1 million or more or that have 100 or more eligible employees ["Retirement Plans"]) a commission of up to the following amounts: 1% on the first $3 million invested and 0.50% on the excess over $3 million. For investments by Retirement Plans, the Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $3 million invested and 0.50% on amounts over $3 million and up to $10 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Section 401(a), 401(k), 457 and 403(b) plans that have total investment assets of at least $10 million are eligible to purchase Class Y shares of certain Funds, which are described in a separate prospectus.

Contingent Deferred Sales Charge (Class A shares only). For purchases of $1,000,000 or more of Class A shares of the Funds or purchases by Retirement Plans as defined above, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.


Class B Shares

Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within 6 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of a series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For the purpose of the CDSC it is assumed that the shares held the longest are the first to be redeemed.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                      Contingent Deferred
                                       Sales Charge as a
                                  Percentage Of Dollar Amount
         Year Since Purchase          Subject To Charge*
         -------------------      ----------------------------
                 1st  ......................  5%
                 2nd  ......................  4%
                 3rd  ......................  3%
                 4th  ......................  3%
                 5th  ......................  2%
                 6th  ......................  1%
            thereafter......................  0%

Year one ends one year after the day on which the purchase was accepted, and so on.


*As set forth in Part II of the Statement under "Redemptions," for Class B shares purchased prior to May 1, 1997, the CDSC will be calculated according to a different schedule.

At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.


Class C Shares

Class C shares are offered at net asset value, without an initial sales charge, are subject to a 0.25% annual service fee and a 0.75% annual distribution fee, are subject to a CDSC of 1.00% on redemptions made within one year from the date of purchase and do not convert to another class.

The Distributor pays to investment dealers at the time of sale a commission of 1.00% of the sales price of Class C shares sold by such investment dealer. The Distributor will retain the service and distribution fees assessed against Class C shares in the first year of investment, and the entire amount of the CDSC paid by Class C shareholders upon redemption in the first year, in order to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares, and to reimburse the Distributor, in whole or in part, for the commissions paid (and related financing cost) to investment dealers at the time of sale of Class C shares. There are no conversion features associated with Class C shares; therefore, if Class C shares are held for more than eight years, Class C shares will be subject to higher distribution fees than shareholders of other classes.

The holding period for determining the CDSC will continue to run after an exchange to Class C shares of a series of the Trusts. If an exchange is made to Class C shares of a Money Market Fund, then the holding period for purposes of determining the expiration of the CDSC will stop and resumes only when an exchange is made back into Class C shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanges back into a series of the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. The first year of purchase ends one year after the day on which the purchase was accepted.


Deciding Which Class to Purchase

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within six years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within six years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to

Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

--------------------------------------------------------------------------------
A, B or C Shares -- Which Should You Choose?
Your choice of share class depends on the size of your investment and how long you intend to hold your shares. In general, there are only minor differences in performance results for the different classes if held for the long term. Consult your financial representative for help in deciding which class is appropriate for you.
--------------------------------------------------------------------------------


General

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gains distributions. The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See the discussion that follows in this section.


No CDSC on any class of shares applies in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 4 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

Each Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares of each Fund to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Funds at net asset value to an eligible governmental authority 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds (including in some cases, exclusively to New England Securities Corporation, a broker-dealer affiliate of the Distributor, and MetLife). In some instances additional compensation is provided to certain dealers who achieve certain sales goals or who have sold or may sell significant amounts of shares. Such compensation may include (i) full reallowance of the sales charge on the Class A shares; (ii) additional compensation with respect to the sale of Class A, B and C shares; or (iii) financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges
(Class A Shares Only)

o Letter Of Intent -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

o Combining Accounts -- purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

o Unit holders of unit investment trusts -- unit investment trust distributions of less than $1 million may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

o Eligible governmental authorities -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

o Clients of an adviser or subadviser -- no sales charge or CDSC applies to investments of $25,000 or more in the Funds by (1) clients of an adviser or subadviser to any series of the Trusts, any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible or these arrangements should so indicate in writing at the time of the purchase.

o Shares of the Funds may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

o Shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees.

o Shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

o Current shareholders of the Growth Opportunities Fund who were participants in a certain Trust Securities Program, administered through State Street Bank, may purchase additional shares of the Growth Opportunities Fund at net asset value.

o Shares of the Funds also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.


o There is no sales charge, CDSC or initial investment minimum related to investments by current and retired employees of the Trusts' investment advisers or subadvisers, the Distributor, NELICO or MetLife or any other company affiliated with NELICO or MetLife; current and former directors and trustees of the Trusts, NELICO or MetLife or their predecessor companies; agents and general agents of NELICO or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of NELICO or

      MetLife or of any insurance company affiliated with NELICO or MetLife.

o Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.


The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of expenses associated with such sales.

--------------------------------------------------------------------------------
                               OWNING FUND SHARES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Plan
The Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other series of the Trusts. The minimum monthly exchange amount under the plan is $100. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page. Shares of the Adjustable Rate Fund that are subject to a differential sales charge as described on this page may not participate in this program.

--------------------------------------------------------------------------------

Exchanging Among New England Funds

Class A Shares
Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any series of the Trusts) for Class A shares of any other series of the Trusts without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (the "California and New York Funds") (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held the California or New York Fund shares for at least six months; otherwise, you will pay the difference between any sales charge you have already paid on your California or New York Fund shares and the higher sales charge of the series into which you are exchanging. If you exchange Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") (and shares of the Money Market Funds acquired through exchanges of such shares) for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the series into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

Class B Shares
You may exchange Class B shares of any series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds that have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts. Such exchanges will be made at the next-determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

Class C Shares

You may exchange Class C shares of any series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class C shares of New England Cash Management Trust - Money Market Series. Such exchanges will be made at the next-determined net asset value of the shares.


Class Y Shares
Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by NELICO for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 1-800-225-5478.


To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, call New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day or write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $100. All exchanges are subject to the eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must obtain and carefully read a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. The Funds and NEFSCO will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds and NEFSCO will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.


For federal tax purposes, an exchange of shares of one series of the Trusts for shares of another series is considered to be a redemption and purchase and, therefore, is considered to be a taxable event on which you may recognize a gain or a loss.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.


Market Timer Restrictions. Purchases and exchanges into the Funds should be made for investment purposes only. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) when such transaction is deemed harmful to the nest interest of the Fund's other shareholders or would disrupt the management of the Fund. Without limiting the generality of the foregoing , the Funds and the Distributor reserve the right to restrict (e.g., by limiting to a specified maximum dollar amount) purchases and exchanges for the account of "market timers." An account will be deemed to be the account of a market timer if (i) more than two exchange purchases of a give Fund are effected for the account in a calendar quarter or (ii) the account effects one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.


Fund Dividend Payments
The Capital Growth Fund, the Growth Fund, the International Equity Fund and the Value Fund pay dividends annually, the Growth Opportunities Fund pays dividends semi-annually and the Balanced Fund pays dividends quarterly. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long- and short-term capital gains (after applying any available capital loss carryovers). The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a capital gain distribution, you should be aware that a portion of the purchase price may be returned to you as a taxable distribution.


You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed distribution on redemption checks.


--------------------------------------------------------------------------------
                        DIVIDEND DIVERSIFICATION PROGRAM
--------------------------------------------------------------------------------
You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SELLING FUND SHARES
--------------------------------------------------------------------------------

4 Ways to Sell Fund Shares

You may sell Class A, Class B and Class C shares of the Funds in the following ways:

o     Through Your Investment Dealer:

Call your authorized investment dealer for information.

o      By Telephone:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:


Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. Class A and Class C shares only may also be redeemed by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.


Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.


Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or, for Class A and C shares only, call New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.


Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

o      By Mail:

You may redeem your shares at their net asset value (less any applicable CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).


If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by the Funds and NEFSCO. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

o      By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account (based on the day you establish your plan). Redemption of shares pursuant to the plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (less any applicable
CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax-qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.


The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors. The Fund(s) reserve the right to suspend account services or refuse transaction requests when notice has been received by the Fund of a dispute between the registered or beneficial owners of an account or there is suspicion or evidence that a fraudulent act may result.


If a Fund's adviser or subadviser determines, in its or their sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Fund Details -- How Fund Share Price Is Determined." Securities distributed by a Fund in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Funds' right to pay redemptions in kind is limited by an election made by the Funds under Rule 18f-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Redemptions" in Part II of the Statement.

Repurchase Option (Class A Shares Only)

You may apply your proceeds from the redemption of Class A shares of the Funds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege.

You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

--------------------------------------------------------------------------------
                                  FUND DETAILS
--------------------------------------------------------------------------------

How Fund Share Price Is Determined

The net asset value of each Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. [Eastern time]) on the Exchange on each day that the Exchange is open for trading. Each Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States which closes before the close of the Exchange generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as determined by or under the direction of each Fund's Board of Trustees as of the close of regular trading on the Exchange. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. A futures contract will be valued at the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of each Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each Fund's portfolio are valued at their fair market value as determined in good faith by the adviser or subadviser of that Fund (or a pricing service selected by the adviser or subadviser) under the supervision of each Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of each Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of each Fund's Class B and Class C shares is the net asset value per share.


The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) (or, under limited circumstances, such other time no later than 8:00 p.m. (Eastern time) as may be agreed upon between the dealer and the Distributor) to receive that day's public offering price.

--------------------------------------------------------------------------------
                         CALCULATING THE PRICE OF SHARES
  Total Market Value of    Other         Any
  Portfolio Securities  +  Assets   --   Liabilities =  Net Asset Value (NAV)
  -----------------------------------------------------
  Total Number of Outstanding Shares in a Class
  The public offering price for Class A shares is the NAV plus the applicable sales charge. The public offering price for
  Class B and Class C shares is the NAV
--------------------------------------------------------------------------------


Income Tax Considerations


Each Fund intends to meet all requirements of the Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months ("28% Rate Gain") and from net gains on securities held for more than 18 months ("20% Rate Gain") are taxable to you as such, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, each Fund intends to distribute prior to calendar year-end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized during the twelve months ending October 31 but has not previously distributed. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31 of the year in which declared.


Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The International Equity Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations. Shareholders of the International Equity Fund should also consult their tax advisers about consequences of their investment under foreign laws.

The Funds' Expenses

In addition to the management fee paid to its adviser, each Fund pays all expenses not borne by its adviser or subadviser or the Distributor, including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of NELICO or MetLife or their affiliates, other than affiliated registered investment companies. In the case of Funds that offer Class Y shares, certain expenses may be allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Funds" below.)


Under Service Plans adopted pursuant to Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee, in the amount of up to 0.25% of the amount invested. The Class A service fee for all Funds is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The amounts of unreimbursed Class A expenses carried over into 1997 from previous plan years were $563,284 for the Capital Growth Fund, $2,041,399 for the Balanced Fund, $2,030,882 for the Growth Fund, $514,256 for the International Equity Fund and $1,651,994 for the Value Fund. The Class B and C service fees for all Funds which have such classes of shares, and the Class A service fee for the Growth Opportunities Fund, are payable regardless of the amount of the Distributor's related expenses.

Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. The Distributor retains the balance of the fee as compensation for its services as distributor of the Class B and Class C shares.

In addition, NEFM performs certain accounting and administrative services for the Funds. For those services, each Fund reimburses NEFM for all or part of its expenses of providing these services to the Fund, which includes the following:
(i) expenses for personnel performing bookkeeping, accounting, internal auditing, financial reporting and clerical functions relating to the Funds, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation materials furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.


Performance Criteria

Each Fund may include total return information for each class of shares in advertisements or other written sales material. Each Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter, or, in the case of the Growth Opportunities Fund's Class A shares, from July 27, 1988, when there was a change in that Fund's investment adviser, to the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

The Balanced Fund may also include the yield of its Class A, Class B and Class C shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent thirty-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

The Balanced Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B or Class C shares. As a result of lower operating expenses, Class Y shares of each Fund that offers such shares can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About The Funds

o New England Funds Trust I, an open-end management investment company, was organized in 1985 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth, Value and

      Balanced Funds were organized prior to 1985 and conducted investment operations as separate corporations until their reorganization as series of New England Funds Trust I in January 1987. The International Equity Fund and the Capital Growth Fund were organized in 1992.

o New England Funds Trust II, an open-end management investment company, was organized in 1931 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth Opportunities Fund is the original series of shares of the Trust and has been in operation since 1931.


o New England Funds Trust III was organized in 1995 as a Massachusetts business trust and is authorized to issue and unlimited number of full and fractional shares in multiple series.


o When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote.


o Except for matters that are explicitly identified as "fundamental" in this prospectus or the Statement, the investment policies of each Fund may be changed by the relevant Trust's trustees without shareholder approval or, in most cases, prior notice. The investment objectives of the Growth, Value and Balanced Funds are fundamental. The investment objectives of the Capital Growth, International Equity and Equity Income Funds are not fundamental. The investment objective of the Growth Opportunities Fund is not fundamental but, as a matter of policy, the trustees would not change the objective without shareholder approval. If there is a change in the objective of the Capital Growth, International Equity, Equity Income or Growth Opportunities Fund, shareholders should consider whether these Funds remain appropriate investments in light of their current financial position and needs.

o Each Fund (except the Growth Fund) also offers Class Y shares to certain qualified investors. Class Y shares are identical to Class A, Class B and Class C shares. eExcept for an annual service fee of up to 0.25% of the Class Y shares of the Money Market Funds, Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y may bear its own transfer agency and prospectus printing costs and, if so, will not bear any portion of those costs relating to other classes of shares.


o The Trusts do not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.



o If the balance in your account with a Fund is less than a minimum amount set by the trustees of the Trusts from time to time (currently $1,000 for all accounts, except for those indicated below), that Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

o The Trusts, together with the Money Market Funds, constitute the New England Funds. Each Trust offers only its own funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

o Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

o The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

o The Trust's trustees have the authority without shareholder approval to issue other classes of shares of a Fund that represent interest in the Fund's portfolio but that have different sales load and fee arrangements.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
--------------------------------------------------------------------------------

Capital gain distributions -- Payments to shareholders of profits earned from selling securities in the fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent Deferred Sales Charge (CDSC) -- A fee that may be charged when a shareholder sells fund shares.

Distribution fee -- An annual asset-based sales charge that is used to pay for sales-related expenses.

Income Distributions -- Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.


New England Funds, L.P. -- The distributor of the New England Funds.


New England Funds Management, L.P. -- The investment adviser to most of the New England Funds.


New England Funds Service Corporation -- The transfer and dividend dispersing agent of the New England Funds.


Open end investment management company -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee -- Payments by a fund to the fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

Total Return -- The change in value of an investment in a fund over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the SEC.

12b-1 fees -- Fees paid by a mutual fund under a plan adopted under 1940 Act Rule 12b-1. Can include both distribution fees and service fees.

        [LOGO](R)

NEW ENGLAND FUNDS(R)
Where The Best Minds Meet
--------------------------------------------------------------------------------

NEW ENGLAND STAR ADVISERS FUND
NEW ENGLAND STAR WORLDWIDE FUND
NEW ENGLAND STAR SMALL CAP FUND


Prospectus and Application -- May 1, 1998

New England Star Advisers Fund, New England Star Worldwide Fund and New England Star Small Cap Fund are separate mutual funds (the "Funds" and each a "Fund"). Each Fund is a multi-manager mutual fund that allocates its investment capital on an equal basis among multiple segments of the Fund advised by independent investment management organizations that employ different investment styles and strategies. Each Fund is a series of New England Funds Trust I (the "Trust"), a registered open-end management investment company. The Trust, New England Funds Trust II and new England Funds Trust III are referred to in this prospectus as the "Trusts." Other series of the Trust are described in separate prospectuses.


The investment objective of New England Star Advisers Fund and New England Star Worldwide Fund is long-term growth of capital. The investment objective of New England Star Small Cap Fund is capital appreciation. There can be no assurance that any Fund will achieve its objective, which may be changed without shareholder approval.


Each Fund offers three classes of shares to the general public (Classes A, B and C). The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B and Class C shares. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund Shares--Sales Charges." Through a separate prospectus, New England Star Advisers Fund also offers an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the "Distributor") toll-free at 1-800-225-5478.

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Funds dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. In addition, the SEC maintains a website (http://www.sec.gov) that contains the Statement, materials incorporated by reference, and other information regarding each of the Funds. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
For general information on the Funds or any of their services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free at 1-800-225-5478.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
     Page

              FUND EXPENSES AND FINANCIAL INFORMATION
       1      Schedule of Fees                                  Sales charges, yearly operating expenses.
       2      Financial Highlights                              Historical information on the Funds' performance.
-----------------------------------------------------------------------------------------------------------------------
              INVESTMENT STRATEGY
       4      Investment Objectives                             The investment goal for each Fund.
       4      New England Investment Companies and the
                 Funds' Adviser and Subadvisers.
       4      How The Funds Pursue Their Objectives
       4      Fund Investments and Subadvisers' Investment
-----------------------------------------------------------------------------------------------------------------------
       9      INVESTMENT RISKS                                  It is important to understand the risks inherent in a
                                                                Fund before you invest.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
      21      FUND MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
              BUYING FUND SHARES
      24      Minimum Investment                                Everything you need to know to open and add to
      24      6 Ways to Buy Fund Shares                         a New England Funds account.
               o  Through your investment dealer
               o  By mail
               o  By wire transfer of Federal Funds
               o  By Investment Builder
               o  By electronic purchase through ACH
               o  By exchange from another New England Fund
      25      Sales Charges
      28      Reduced Sales Charges (Class A Shares Only)
-----------------------------------------------------------------------------------------------------------------------
              OWNING FUND SHARES
      30      Exchanging Among New England Funds                New England Funds offers three convenient ways to
      31      Fund Dividend Payments                            exchange Fund shares.
-----------------------------------------------------------------------------------------------------------------------
              SELLING FUND SHARES
      32      4 Ways to Sell Fund Shares                        How to withdraw money or close your account.
               o  Through your investment dealer
               o  By telephone
               o  By mail
               o  By Systematic Withdrawal Plan
      34      Repurchase Option (Class A Shares Only)           An opportunity to reinvest your redemption proceeds
                                                                within 120 days for no sales charge.
-----------------------------------------------------------------------------------------------------------------------
              FUND DETAILS
      34      How Fund Share Price Is Determined                Additional information you may find important.
      35      Income Tax Considerations
      36      The Funds' Expenses
      37      Performance Criteria
      37      Additional Facts About The Funds

--------------------------------------------------------------------------------
                     FUND EXPENSES AND FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Schedule of Fees

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in Class A, B and C shares of the Funds and estimated annual expenses of the Funds' Class A, B and C shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in Class A, B and C shares of the Funds for the periods specified.

Shareholder transaction expenses


                                                                                       All Funds
                                                                      ---------------------------------------------
                                                                       Class A           Class B          Class C
                                                                      ----------        ----------       ----------
Maximum Initial Sales Charge Imposed on a Purchase
  (as a percentage of offering price)(1)(2) .......................     5.75%             None             None
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption
    proceeds, as applicable)(2) ...................................      (3)              5.00%            1.00%


(1) A reduced sales charge on Class A shares applies in some cases. See "Buying Fund Shares-- Reduced Sales Charges (Class A Shares Only)."
(2)   Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."

Annual Fund operating expenses
(as a percentage of average net assets)


                                        New England                       New England                       New England
                                    Star Advisers Fund                Star Worldwide Fund               Star Small Cap Fund
                              --------------------------------  --------------------------------- ---------------------------------
                               Class A    Class B    Class C     Class A    Class B     Class C    Class A    Class B     Class C
                              ---------- ----------  ---------  ---------- ----------  ---------- ----------  ---------  ----------

Management Fees.............      %          %          %           %          %           %            %           %          %
12b-1 Fees .................    0.25       1.00*      1.00*       0.25       1.00*       1.00*      0.25        1.00*      1.00*
Other Expenses..............
Total Fund Operating
  Expenses..................


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.



Example


You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will be more or less than those shown.

                         New England                        New England Star                       New England
                      Star Advisers Fund                     Worldwide Fund                     Start Small Cap Fund
              ---------------------------------    -----------------------------------     -------------------------------
              Class A     Class B       Class C    Class A      Class B        Class C     Class A    Class B      Class C
              -------     -------       -------    -------      -------        -------     -------    -------      -------
                       (1)     (2)     (1)    (2)             (1)     (2)    (1)     (2)           (1)     (2)   (1)     (2)
1 year          $       $       $       $      $      $        $       $      $       $       $     $       $     $       $
3 years         $       $       $       $      $      $        $       $      $       $       $     $       $     $       $
5 years         $       $       $       $      $      $        $       $      $       $       $     $       $     $       $
10 years*       $       $       $       $      $      $        $       $      $       $       $     $       $     $       $

(1)   Assumes redemption at end of period.
(2)   Assumes no redemption at end of period.
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' management fees and other expenses, please see "Fund Management," "The Funds' Expenses" and "Additional Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

Financial Highlights


(For Class A, B and C shares of each fund outstanding throughout the indicated periods.)

The Financial Highlights presented on pages 2 through 3 have been included in financial statements for the funds. The financial statements for the Class A, B and C shares of the funds have been examined by Price Waterhouse LLP, independent accountants. The report of Price Waterhouse LLP is incorporated by reference in Part II of the Statement and may be obtained by shareholders. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in Part II of the Statement. Each Fund's annual reports contain additional performance information and is available upon request and without charge.

New England Star Advisers Fund

                                                      Class A                                       Class B
                                      --------------------------------------------    -------------------------------------------
                                      July 7(a)                                        July 7(a)
                                       through          Year Ended Dec. 31,             through           Year Ended Dec. 31,
                                       Dec. 31,  ---------------------------------      Dec. 31,  -------------------------------
                                         1994          1995       1996       1997        1994          1995        1996     1997
                                      --------------------------------------------    -------------------------------------------
Net asset value, beginning of period    $12.50        $13.25     $16.78                 $12.50        $13.23     $16.63
                                      --------------------------------------------    -------------------------------------------
Income from investment operations
Net investment income (loss)              0.05          0.00      (0.06)(e)              0.02          0.00      (0.20)(e)
Net gains or losses on investments
  (both realized and unrealized)          0.75          4.52       3.17                  0.73          4.39       3.14
                                      --------------------------------------------    -------------------------------------------

Total income from investment
  operations                              0.80          4.52       3.11                  0.75          4.39       2.94
                                      --------------------------------------------    -------------------------------------------
Less distributions
Distributions (from net
  investment income)                     (0.05)         0.00       0.00                 (0.02)         0.00       0.00
Distributions (from net realized
  capital gains)                          0.00         (0.99)     (1.71)                 0.00         (0.99)     (1.71)
                                      --------------------------------------------    -------------------------------------------
Total distributions                      (0.05)        (0.99)     (1.71)                (0.02)        (0.99)     (1.71)
                                      --------------------------------------------    -------------------------------------------
Net asset value, end of period          $13.25        $16.78     $18.18                $13.23        $16.63     $17.86
                                      ============================================    ===========================================
Total return (%)(c)                        6.4          34.4       19.0                   6.0          33.4       18.1
Ratios/Supplemental data
Net assets, end of period (000)        $91,218      $223,596   $348,573               $72,889      $220,017   $366,314
Ratio of operating expenses to
  average net assets (%)(d)               1.94(b)       1.82       1.68                  2.69(b)       2.57       2.43
Ratio of net investment income to
  average net assets (%)                  1.06(b)      (0.33)     (0.36)                 0.31(b)      (1.08)     (1.11)
Portfolio turnover rate (%)                100           142        127                   100           142        127
Average commission rate paid(f)             --            --    $0.0595                    --            --    $0.0595


                                                      Class C
                                      --------------------------------------------
                                      July 7(a)
                                       through          Year Ended Dec. 31,
                                       Dec. 31,  ---------------------------------
                                         1994          1995       1996      1997
                                      --------------------------------------------

Net asset value, beginning of period    $12.50        $13.24     $16.65
                                      --------------------------------------------
Income from investment operations
Net investment income (loss)              0.02          0.00      (0.20)(e)
Net gains or losses on investments
  (both realized and unrealized)          0.74          4.40       3.13
                                      --------------------------------------------
Total income from investment
  operations                              0.76          4.40       2.93
                                      --------------------------------------------
Less distributions
Distributions (from net
  investment income)                     (0.02)         0.00       0.00
Distributions (from net realized
  capital gains)                          0.00         (0.99)     (1.71)
                                      --------------------------------------------
Total distributions                      (0.02)        (0.99)     (1.71)
                                      --------------------------------------------
Net asset value, end of period          $13.24        $16.65     $17.87
                                      ============================================
Total return (%)(c)                        6.0          33.4       18.0
Ratios/Supplemental data
Net assets, end of period (000)        $20,096       $45,672    $80,312
Ratio of operating expenses to
  average net assets (%)(d)               2.69(b)       2.57       2.43
Ratio of net investment income to
  average net assets (%)                  0.31(b)      (1.08)     (1.11)
Portfolio turnover rate (%)                100           142        127
Average commission rate paid(f)             --            --    $0.0595

(a)   Commencement of operations.
(b)   Computed on an annualized basis.
(c) A sales charge in the case of Class A shares and a CDSC in the case of Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets (computed on an annualized basis) for Class A, B and C shares without giving effect to the voluntary expense limitations in effect from July 7, 1994 through December 31, 1994 would have been 1.98%, 2.75% and 2.75%, respectively.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year.

(f) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.


On July 25, 1997, Harris Associates, L.P. succeeded Berger Associates, Inc. ("Berger"), as the subadvisor of one of the five segments of the Fund. These financial highlights incorporate results achieved by this segment prior to July 25, 1997 by Berger under different investment policies.

New England Star Worldwide Fund


                                            Class A                  Class B                  Class C
                                     ---------------------     --------------------    ---------------------
                                      Year Ended Dec. 31,      Year Ended Dec. 31,      Year Ended Dec. 31,
                                     ---------------------     --------------------    ---------------------
                                        1996         1997         1996       1997         1996        1997
Income (loss) from investment
  operations
Net investment loss (a)                (0.03)(b)                 (0.12)(b)               (0.12)(b)
Net realized and unrealized gain on
investments                             2.11                      2.10                    2.11
                                     -------       -------     -------      -------    -------       -------
Total income from investment
  operations                            2.08                      1.98                    1.99
                                     -------       -------     -------      -------    -------       -------
Less Distributions
                                     -------       -------     -------      -------    -------       -------
Distributions (from net
  investment income)                    0.00                      0.00                    0.00
                                     -------       -------     -------      -------    -------       -------
Distributions (from net realized
  capital gains)                       (0.18)                    (0.18)                  (0.18)
                                     -------       -------     -------      -------    -------       -------
Total Distributions                    (0.18)                    (0.18)                  (0.18)
                                     -------       -------     -------      -------    -------       -------
Net asset value, end of period         14.40                     14.30                   14.31
                                     =======       =======     =======      =======    =======       =======
Total return (%)(b)                     16.7                      15.9                    15.9
Ratios/Supplemental data
Net assets, end of period (000)      $68,509                   $65,367                 $17,980
Ratio of operating expenses to
  average net assets (%)                2.58                      3.33                    3.33
Ratio of net investment income
  (loss) to average net assets (%)     (0.21)                    (0.96)                  (0.96)
Portfolio turnover rate (%)               57                        57                      57
Average commission rate (d)          $0.0004                   $0.0004                  $0.0004


(a) A sales charge in the case of the Class A shares and a CDSC in the case of Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(b) Per share net investment loss has been calculated using the average shares outstanding during the year.
(c) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

New England Star Small Cap Fund


                                             Class A                  Class B                  Class C
                                      ---------------------     --------------------    ---------------------
                                       Year Ended Dec. 31,      Year Ended Dec. 31,      Year Ended Dec. 31,
                                      ---------------------     --------------------    ---------------------
                                         1996         1997         1996       1997         1996        1997
                                      -------       -------     -------      -------    -------       -------
Net asset value, beginning of period   $12.50                    $12.50                  $12.50
                                      -------       -------     -------      -------    -------       -------
Income (loss) from investment
  operations
Net investment loss (a)                 (0.06)                    (0.10)                  (0.10)
Net realized and unrealized gain
  on investments                         0.61                      0.62                    0.62
                                      -------       -------     -------      -------    -------       -------
Total income from investment
  operations                             0.55                      0.52                    0.52
                                      -------       -------     -------      -------    -------       -------
Net asset value, end of period         $13.05                    $13.02                  $13.02
                                      =======       =======     =======      =======    =======       =======
Total return (%)(b)                       4.4                       4.2                     4.2
Ratios/Supplemental data
Net assets, end of period (000)       $28,153                   $26,085                  $7,962
Ratio of operating expenses to           2.51(c)                   3.26(c)                 3.26(c)
  average net assets (%)                 2.57                      2.57
Ratio of net investment loss to         (1.25)(c)                 (2.00)(c)               (2.00)(c)
  average net assets (%)                  117(c)                    117(c)                  117(c)
Portfolio turnover rate (%)               142                       142                     142
Average commission rate (d)           $0.0541                   $0.0541                 $0.0541


(a) Per share Net Investment Loss has been calculated using the average shares outstanding during the year..
(b) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B shares are not reflected in total return calculations. Not annualized.
(c)   Computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on principal basis.

--------------------------------------------------------------------------------
                               INVESTMENT STRATEGY
--------------------------------------------------------------------------------

Investment Objectives
New England Star Advisers Fund (the "Star Advisers Fund")

The Fund seeks long-term growth of capital.

Subadvisers: Harris Associates L.P., Founders Asset Management, Inc., Janus Capital Corporation and Loomis, Sayles & Company, L.P.


New England Star Worldwide Fund
(the "Star Worldwide Fund")

The Fund seeks long-term growth of capital.

Subadvisers: Harris Associates L.P., Montgomery Asset Management, L.P., Founders Asset Management, Inc. and Janus Capital Corporation

New England Star Small Cap Fund
(the "Star Small Cap Fund")

The Fund seeks capital appreciation.
Subadvisers: Robertson, Stephens & Company Investment Management, L.P., Montgomery Asset Management, L.P., Loomis, Sayles & Company, L.P. and Harris Associates L.P.

New England Investment Companies and the Funds' Advisers and Subadvisers


New England Funds Management, L.P. ("NEFM"), the adviser to each of the Funds, is an independently operated subsidiary of NEIC Operating Partnership, L.P. ("NEICOP"), which is part of an affiliated group including New England Investment Companies, L.P. ("NEIC") a publicly traded company listed on the New York Stock Exchange. NEICOP's 14 principal subsidiary or affiliated asset management firms, collectively, had more than $120 billion of assets under management as of September 30, 1997. Each subadviser operates independently and is staffed by experienced investment professionals. All the subadvisers apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.


New England Funds Management, L.P. is the adviser to each of the Funds as well as to most of the other New England Funds.

How the Funds Pursue Their Objectives

Capital invested in each Fund will be allocated equally among the different segments of the Fund's portfolio, managed by the different subadvisers. For each Fund, each subadviser will manage its segment or segments of the Fund's assets in accordance with the Fund's objective and the subadviser's own investment style and strategy. The subadvisers' styles and strategies are outlined below. See also "Fund Management." NEFM is the adviser of each Fund and oversees the segments' investment activities as conducted by the subadvisers.

Fund Investments and Subadvisers' Investment Styles

o     Star Advisers Fund

      The Star Advisers Fund seeks to attain its objective by investing primarily in equity securities. The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of the Fund's assets will be invested in equity securities. Capital invested in the Fund will be allocated on an equal basis among four different subadvisers. Each subadviser will manage its segment of the Fund's assets in accordance with that subadviser's own investment style and strategy. The Fund, in the discretion of each subadviser, may invest without limit in securities of companies with smaller capitalization. The Fund may in the discretion of each of its subadvisers invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers.

      The investment styles described below will be those applied by each of the subadvisers to the segment of the Fund's portfolio for which that subadviser is responsible.


      Harris Associates L.P. ("Harris Associates") Harris Associates' investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long term growth of capital. Its segment of the Fund's portfolio invests primarily in common stocks and securities convertible into common stock, but may also invest in other securities that are suited to the Fund's investment objective, including preferred stocks, and fixed income securities (including lower quality fixed-income securities).


      Founders Asset Management, Inc.'s ("Founders") segment of the portfolio will invest primarily in common stocks of well-established, high-quality growth companies. Founders manages its segment of the Fund's portfolio by investing primarily in established companies with above-average prospects for growth in earnings per share. This segment will invest primarily in mid-cap and large capitalization stocks. Founders believes that mid-cap companies (companies with between $1.0 billion and $5.0 billion of market capitalization) may produce returns comparable to those of smaller-cap companies, but with less risk because of their generally stronger infrastructures and performance records and more solid market positions, and that large-capitalization stocks add stability to the portfolio. These companies tend to have strong performance records, with continuous operating records of three years or more. Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating characteristics of individual companies, and is less concerned with the short-term impact of changes in macroeconomic and market conditions, than some other investment firms. This segment of the portfolio may invest in bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunity for growth of capital. This segment of the portfolio may also invest in Rule 144A securities and may enter into futures contracts or options thereon for hedging purposes.

      Janus Capital Corporation ("Janus Capital") pursues the Fund's investment objective by investing substantially all of Janus Capital's segment of the portfolio in common stocks when its portfolio manager believes that the relevant market environment favors profitable investing in such securities. Janus Capital manages its segment of the portfolio to seek long-term capital growth primarily from investing in common stocks of companies of any size, including large, well-established companies and smaller, emerging growth companies. Janus Capital's analysis and selection process focus on stocks with earnings growth potential that may not be recognized by the market. This segment of the portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures or other debt securities or repurchase agreements when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. Janus Capital's segment may also invest in Rule 144A securities and may enter into options, futures and forward contracts.

      Loomis, Sayles & Company, L.P. ("Loomis Sayles") manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Such companies typically have market capitalization (shares outstanding times market price per share) of less than $1 billion, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

o     Star Worldwide Fund


      The Star Worldwide Fund seeks long-term growth of capital by investing primarily in equity securities both within the United

      States and around the world. The Fund is a global fund, which means it will seek to invest in equity securities traded on foreign stock markets as well as the stock markets of the United States. Foreign markets represent two-thirds of the value of all stocks traded in the world, and offer many opportunities for investment in addition to those found in the United States. Foreign markets may be located in large, developed countries such as Great Britain or in smaller, developing markets like Singapore. The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of each segment of the Fund's portfolio, and at least 65% of the Fund's total assets, will be invested in equity securities. The Fund may, in the discretion of each of its subadvisers (see below), invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers. Under normal market conditions, the Fund will invest in securities of issuers in at least three different countries, one of which will be the United States. As a temporary, defensive measure, however, the Fund may invest without limit in securities of U.S. issuers, including corporate and government debt obligations, or in cash or cash equivalents. For more information about investments in foreign securities, see "Investment Risks -- Foreign Securities."

      Capital invested in the Fund will be allocated equally among five different segments of the portfolio, managed by four different subadvisers. Each subadviser will manage its segment or segments of the Fund's assets in accordance with that subadviser's own investment style and strategy. The subadvisers' styles and strategies are outlined below.


      Harris Associates manages two segments of the Fund's portfolio, a U.S. segment and an international segment. Harris Associates' investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long term growth of capital. The U.S. segment invests primarily in equity securities of U.S. issuers, whereas the international segment invests primarily in markets outside the U.S., which may include both mature and emerging markets. The segments of the Fund managed by Harris Associates invest primarily in common stocks and securities convertible into common stock, but may also invest in other securities that are suited to the Fund's investment objective, including preferred stocks and fixed-income securities (including lower quality fixed-income securities).


      Montgomery Asset Management, L.P. ("Montgomery") normally will invest at least 65% of its segment of the Fund's portfolio in equity securities in emerging market countries. Montgomery selects investments for its segment based on a combination of quantitative screening techniques, "top-down" industry selection and "bottom-up" stock selection, using fundamental analysis.

      Founders' segment of the portfolio may invest in both small and established growth companies, in both emerging and established markets throughout the world. Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating characteristics of individual companies, and is less concerned with the short-term impact of changes in macroeconomic and market conditions, than some other investment firms. This segment of the portfolio may invest in bonds, debentures and other fixed-income securities (including lower quality fixed-income securities) when Founders' believes that these investments offer opportunity for growth of capital.

      Janus Capital pursues the Fund's investment objective by investing its segment of the portfolio in U.S. and foreign (including emerging) markets, using a "bottom-up" approach. Janus Capital seeks to identify companies with earnings growth potential that may not be recognized by the market at large. This segment of the portfolio invests primarily in common stocks, and may also invest, to a lesser degree, in preferred stocks, warrants, government securities, corporate bonds and debentures or other fixed-income securities (including lower quality fixed-income securities).

o     Star Small Cap Fund

      The Star Small Cap Fund seeks to attain its objective of capital appreciation by investing primarily in equity securities of small capitalization companies, which the Fund currently considers to be companies having total market capitalization (shares outstanding times market price per share), at the time of purchase, of under $1 billion ("Small Cap Companies"). Under normal market conditions, at least 65% of the Fund's net assets will be invested in Small Cap Companies. The Fund may also invest its assets in companies having larger market capitalization and in other securities, including foreign and fixed-income securities. Foreign securities, including equity securities that are traded over-the-counter or on foreign exchanges, may constitute up to 25% of the Fund's net assets. There are no geographic limits on the Fund's foreign investments. For more information about investment in foreign and fixed-income securities, see "Investment Risks -- Foreign Securities" and "Investment Risks -- Fixed-Income Securities."

      The investment styles below will be those applied by each of the subadvisers to the segment of the Fund's portfolio for which that subadviser manages.

      Robertson, Stephens & Company Investment Management, L.P. ("Robertson Stephens") pursues the Fund's investment objective by selecting securities for its segment based on a flexible, research-driven, bottom up approach to value recognition and trend analysis. Stock selection focuses on a growth catalyst that is expected to drive earnings and valuations higher over a 1 to 3 year time horizon. The catalyst may be a new product launch, a new management team, expansion into new markets, realization of undervalued assets, or some other change expected to result in growth. Once identified, that catalyst becomes the primary reason for owning the stock.


      Montgomery seeks to identify companies at an early stage or a transitional point of the companies' development, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, Montgomery targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. Montgomery searches for companies with potential to gain market share within their respective industries, achieve and maintain high and consistent profitability, produce increased quarterly earnings and provide solutions to current and pending problems in their respective industries or society at large.


      Loomis Sayles intends to manage its segment of the Fund by investing in companies that offer distinctive products, services or technologies. These companies are expected to exhibit the potential for dynamic earnings growth as a result of rising sales and improving profitability. Most of these companies will have market capitalizations between $100 million and $1 billion at the time of initial purchase. Loomis Sayles also places a significant amount of importance on the quality of management of these smaller companies because it is Loomis Sayles' belief that ultimately it is the skill of the management team that will enable these small companies to mature into large, successful companies. Loomis Sayles employs a fundamental research approach to identify and invest in these companies. Some of the factors evaluated include historical results, competitive position, including market share gains and losses, the impact of technology, secular trends in the economy and management history. Projections are made for both current and the following year's results and for longer term (3-5 years) growth rates. Typically, only companies with a projected long term earnings growth rate in excess of 20% per year are purchased for the portfolio. Positions are typically eliminated from the portfolio when the company begins to evidence slowing growth trends usually associated with larger companies.


      Harris Associates' approach in selecting investments for its segment of the Fund is oriented to individual stock selection and is driven by the size of the discount of the security's market price relative to the economic value of the security as determined by Harris Associates. Harris Associates' investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long-term capital appreciation. In managing its segment, Harris Associates uses several qualitative and quantitative methods in analyzing economic value, but considers the primary determinant of value to be the company's long-term ability to generate cash for its owners. Once Harris Associates has determined that a security is undervalued, it will be considered for purchase, taking into account the quality and motivation of the management, the firm's market position within its industry and its degree of purchasing power. Harris Associates believes that the risks of equity investment are often reduced if management's interests are strongly aligned with the interests of stockholders.

o     General

      Under unusual market conditions as determined by any of the subadvisers, all or any portion of the segment of the portfolio managed by that subadviser may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of each segment's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

      Although each segment of the Funds' portfolios will normally be invested primarily in equity securities (including, but not limited to, common and preferred stocks, warrants and options), each segment may also engage in various investment techniques and practices. See "Investment Risks" below.

--------------------------------------------------------------------------------
                                INVESTMENT RISKS
--------------------------------------------------------------------------------

      It is important to understand the following risks inherent in a Fund before you invest.

o     Equity Securities

      Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

      Each Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Less than 35% of each Fund's respective net assets will be invested in convertible securities rated below investment grade and unrated convertible securities of comparable quality.

o     Small Companies

      The Star Advisers and Star Worldwide Funds, in the discretion of each of their subadvisers, may invest without limit in the securities of companies with smaller capitalization. The Star Small Cap Fund invests primarily in securities of companies with market capitalization of under $1 billion.

      Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

o     Warrants

      The Funds may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

o     Foreign Securities

      Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

      Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Funds may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

      In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

      There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

      Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

      The Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

      In addition, the Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

      In determining whether to invest in securities of foreign issuers, NEFM or the subadviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

o     Foreign Currency

      Most foreign securities in the Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

      The Funds may incur costs in connection with conversions between various currencies. In addition, the Funds may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

o     Privatizations

      In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, or the terms of participation may be less advantageous than for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

o     Fixed-Income Securities

      Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

      Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

      Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause a Fund's net asset value to increase or decrease.



o     Lower Quality Fixed-Income Securities


      Fixed-income securities rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") (and comparable unrated securities) are below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. During the fiscal year ended December 31, 1997, both the Star Advisers and Star Worldwide Funds had [none] of their assets invested in fixed-income securities rated below investment grade. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."


o     Asset-Backed Securities (Star Small Cap Fund)

      The Star Small Cap Fund may invest up to 25% of its total assets in asset-backed securities, which represent a direct or indirect participation, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases on various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit.

o Zero Coupon, Pay-In-Kind and Step Coupon Securities and "Strips" (Star Advisers and Star Worldwide Funds)


      The Star Advisers and Star Worldwide Funds may invest in zero coupon bonds and in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest payments after the securities are issued, but otherwise are comparable to zero coupon bonds. The Star Advisers Fund may also invest in pay-in-kind and step coupon securities. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The market values of "strips" and zero coupon, pay-in-kind and step coupon securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.


o     Repurchase Agreements

      Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than 7 days are illiquid securities.

o     Investments in Other Investment Companies

      The Star Worldwide and Star Small Cap Funds may each invest up to 10% of their total assets in securities of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for the Fund to invest in such countries. In other cases, where one of the Fund's subadvisers desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

o     Short-Term Trading

      Although each Fund seeks long-term growth or capital appreciation, each Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any subadviser's investment discretion in managing its segment or segments of a Fund's assets.

      Recent portfolio turnover rates of the Star Advisers and Star Worldwide Funds are set forth above under "Financial Highlights."

      Although it is not possible to predict the Star Small Cap Fund's portfolio turnover rate with certainty, the Fund's four subadvisers expect their respective segments not to exceed an annual turnover rate of 200%.

o     Options, Futures, Swap Contracts and Currency Transactions


      Each Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts. Each Fund may buy and sell futures contracts on securities, securities indexes or currencies. Each Fund may also enter into swap contracts. Each Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. Each Fund may also conduct foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market.


      Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

      Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase the return if the option expires or is closed out at a profit. If a Fund as the writer of a call option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

      A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). A Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's net assets. Transactions in futures and related options involve the risks of (1) imperfect correlation between the price movement of the contracts and the underlying securities,
      (2) significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time, and the risk that if the subadviser's prediction on interest rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

      Each Fund may enter into interest rate, currency and securities index swaps. Each Fund will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

      The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

      The successful use of options, futures and swaps will usually depend on the subadvisers' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts and of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Funds will treat most swap contracts and over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and other regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

      The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Funds in options and futures in foreign markets are subject to many of the same risks as are the Funds' other foreign investments. See "Foreign Securities" above. For further information, see "Miscellaneous Investment Practices -- Futures, Options and Swap Contracts" in Part II of the Statement.

o     Currency Hedging Transactions

      Each Fund may, at the discretion of its subadvisers, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated, quoted or exposed. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and swap contracts. For more information on foreign currency hedging transactions, see Part II of the Statement.

o     Securities Lending

      The Funds may lend their portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called o that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

      Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

o     Structured Notes

      The Star Worldwide and Star Small Cap Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

      Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the fund's exposure to changes in the value of assets that the fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the fund's portfolio as a whole.

      Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. (The Funds are not permitted to invest more than 15% of their net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply.

o     Short Sales (Star Small Cap Fund)

      The Star Small Cap Fund may engage in short sales. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held by the broker effecting the sale on behalf of the Fund until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund will need to arrange through the broker to borrow the securities and, in doing so, the Fund will be obligated to replace the securities borrowed at their market value at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable until the securities are replaced. For further information, see "Miscellaneous Investment Practices -- Short Sales" in Part II of the Statement.

      All short sales must be fully collaterized, and no segment of the Star Small Cap Fund will sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by that segment would exceed 25% of that segment's total assets. Each segment of the Fund limits short sales of any one issuer's securities to 2% of that segment's total assets and to 2% of any one class of the issuer's securities.

o     Short Sales Against the Box

      A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. The Star Worldwide Fund may engage in short sales only if the Fund owns (or has the right to acquire without further consideration) the security it has sold short, a practice known as selling short "against the box." Short sales against the box may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities would be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, a subadviser does not want to sell the security. The Star Worldwide Fund does not currently expect that more than 20% of its total assets would be involved in short sales against the box. For a more complete explanation, please refer to Part II of the Statement.

o     When-Issued Securities and Forward Commitments

      The Funds may purchase securities on a "when-issued" basis and "delayed delivery" basis. Additionally, the Star Small Cap Fund may purchase and sell securities on a "forward commitment" or "delayed delivery" basis. In these transactions, the price is fixed at the time the commitment is made, but delivery and payment for the securities ("settlement") takes place at a later date. When-issued securities and forward commitments may be sold prior to settlement date, but the Funds normally will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. There is a risk that the securities may not be delivered and the Fund may incur a loss. If the Fund disposes of the right to acquire a when-issued security prior to acquisition or disposes of its right to deliver or receive against a forward commitment, the Fund may incur a gain or loss.

      In connection with transactions on a when- issued or forward commitment basis, the Fund will set aside with its custodian certain assets to provide for satisfaction of its obligations under when-issued or forward commitments transactions.

o     Miscellaneous

      No Fund will invest more than 15% of its net assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

      The Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. The Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended. Rule 144A securities and
      Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities or commercial paper is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

      To the extent that any of the Funds may invest in derivative securities for other than bona fide hedging purposes, such investments may be speculative in nature and may involve additional risks.


      [The Star Advisers Fund is a "non-diversified" fund and as such is not required to meet any diversification requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), although the Fund must meet certain diversification standards to qualify as a "regulated investment company" under the Code. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.]

o     Special Considerations Regarding the Multi-Adviser Approach

      NEFM believes that a multi-adviser approach to equity investing -- one that combines the varied styles of the subadvisers in selecting securities for the Funds' portfolios -- offers a different investment opportunity than funds managed by a single adviser using a single style. NEFM believes that assigning portfolio management responsibility for a Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a single-adviser fund. Of course, past results should not be considered a prediction of future performance, and there is no assurance that a Fund will in fact achieve superior results over any period of time.


      On a daily basis, capital activity will be allocated equally by NEFM among the segments of the Fund. However, NEFM may, subject to review of the Trust's Board of Trustees, allocate new investment capital differently among any of the subadvisers. This action may be necessary, if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of each Fund will perform differently from the other segments of the Fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. For example, as of December 31, 1997, the percentages of the Star Advisers Fund's net assets held in the segments of the Fund managed by Harris Associates, Founders, Janus Capital and Loomis Sayles were -- %,-- %, --% and --%, respectively. As of December 31, 1997, the percentages of the Star Worldwide Fund's net assets held in the segments of the Fund managed by Harris Associates (international segment), Harris Associates (domestic segment), Montgomery, Founders and Janus Capital were 20%, 20%, 19%, 20% and 21%, respectively. As of December 31, 1997, the percentages of the Star Small Cap Fund's net assets held in the segment of the Fund managed by Robertson Stephens, Montgomery, Loomis Sayles and Harris Associates were --%, --%, --%, and --%, respectively. Although it reserves the right to do so, subject to the review of the Trust's trustees, NEFM does not intend to reallocate the assets of any Fund among the segments to reduce these differences in size.

      NEFM oversees the portfolio management services provided to the Funds by each of the subadvisers. Subject to the review of the Trust's trustees, NEFM monitors each subadviser to assure that the subadviser is managing its segment of a Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, NEFM also provides each Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. NEFM does not, however, determine what investments will be purchased or sold for any segment of any Fund. Because each subadviser will be managing its segment of the portfolio independently from the others, the same security may be held in two different segments of a Fund or may be acquired for one segment of the Fund at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for their segment of the Fund. Because each subadviser directs the trading for its own segment of the Fund, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.


      NEFM may terminate any subadvisory agreement without shareholder approval. In such case, NEFM may either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets among the other segments of the Fund.

--------------------------------------------------------------------------------
                                 FUND MANAGEMENT
--------------------------------------------------------------------------------


NEFM, 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds as well as most of the other New England Funds. NEFM oversees, evaluates and monitors the subadvisers' provision of subadvisory services to the Funds and provides general business management and administration to the Funds. The Star Small Cap Fund and the Star Worldwide Fund pay NEFM a management fee at the annual rate of 1.05% of the Fund's average daily net assets. The Star Advisors Fund pays NEFM a management fee rate at the annual rate of 1.05% of the first $1 billion of the Fund's average daily net assets and 1.00% of such assets in excess of $1 billion. These fee rates payable by the Funds are higher than that paid by most other mutual funds, but are believed to be appropriate for the services received by the Funds and to be comparable to fees paid by some other mutual funds investing in a manner similar to the Funds. The higher fee rate is partially due to the multi-adviser format.

NEFM pays each subadviser of the Star Advisers Fund except Harris Associates a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that the subadviser manages and 0.50% of such assets in excess of $50 million. For the Star Worldwide Fund, NEFM pays each of Harris Associates, Founders and Janus Capital a subadvisory fee at the annual rate of 0.65% of the first $50 million of the average daily net assets of each segment of the Fund that that subadviser manages, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million, and NEFM pays Montgomery a subadvisory fee at the annual rate of 0.90% of the first $25 million of the average daily net assets of the segment of the Fund that Montgomery manages, 0.70% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million. For the Star Small Cap Fund, NEFM pays Robertson Stephens and Loomis Sayles a subadvisory fee at an annual rate of 0.55% of the first $50 million of the average daily assets of the segment of the Fund that each such subadviser manages, and 0.50% of such assets in excess of $50 million. NEFM pays Montgomery a subadvisory fee at an annual rate of 0.65% of the first $50 million of the average daily net assets of the segment that Montgomery manages and 0.50% of such assets in excess of $50 million, and NEFM pays Harris Associates a subadvisory fee at the annual rate of 0.70% of the average daily net assets of the segment that Harris Associates manages.


Subject to the supervision of NEFM, each subadviser manages its segment or segments of each Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for its segment or segments of the Fund, places orders to purchase and sell securities for its segment or segments of the Fund and employs professional advisers and securities analysts who provide research services relating to its segment or segments of the Fund. The Funds pay no direct fees to any of the subadvisers.

Below is a brief description of the subadvisers of the Funds.




Founders, 2930 East Third Avenue, Denver, Colorado 80206, has acted as an investment adviser since 1938. To facilitate day-to-day investment management, Founders employs a unique team-and-lead-manager system. The management team for a portfolio or fund is comprised of Founders' Chief Investment Officer, Bjorn K. Borgen, a lead portfolio manager, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of Founders' segments of the Star Advisers and Star Worldwide Funds. Daily decisions on portfolio selection rest with the lead portfolio manager, who, through participation in the team process, utilizes the input, research and advice of other team members in making purchase and sale determinations. Edward F. Keely has been lead portfolio manager for the segment of the Star Advisers Fund that is managed by Founders since the Fund's inception in 1994. Mr. Keely is a Vice President of Investments at Founders, where he has been employed since 1989. Michael W. Gerding has been lead portfolio manager for the segment of the Star Worldwide Fund managed by Founders since the Fund's inception in 1995. Mr. Gerding is a Vice President of Investments at Founders and has managed portfolios at Founders since 1990. Mr. Borgen has served as Founders' Chief Investment Officer since 1969 and owns all of Founders' outstanding shares. Founders has informed the Funds that it has entered into an agreement with Mellon Bank, N.A. ("Mellon") pursuant to which Founders will be merged into a subsidiary of Mellon ("New Founders"). Mellon is part of a global financial services company with $1.8 trillion in assets under management or administration. Completion of the merger is subject to a number of conditions, including certain regulatory approvals, and is expected to take place in the first quarter of 1998.

The merger does not contemplate any changes in the portfolio managers of the segments of the Funds managed by Founders, or in Founders' services to the Funds. The merger will result in the automatic termination of the current subadvisory agreements between NEFM and Founders for these segments. New subadvisory agreements for these segments between NEFM and Founders will be effective simultaneously with the merger. The new subadvisory agreement folllowing the complietion of the Mellon/Founder merger are substantially similar to the current subadvisory agreements for these segments. On January 30, 1998 the Board of Trustees of New England Funds Trust I approved an information statement regarding this transaction that will be sent to shareholders.

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206, has managed mutual funds since 1970 and also advises individual, corporate, charitable and retirement accounts. Warren B. Lammert has, since the Fund's inception in 1994, had day-to-day management responsibility for those assets of the Star Advisers Fund allocated to Janus Capital, where he serves as a portfolio manager and Vice President of Investments. Helen Young Hayes has had day-to- day management responsibility for those assets of the Star Worldwide Fund allocated to Janus Capital since the Fund's inception. Ms. Hayes is a portfolio manager and Vice President of Janus Capital, where she has been employed since 1987, and has managed the Janus Capital segment of the Star Worldwide Fund since the Fund's inception. Laurence Chang is an assistant portfolio manager of Janus Capital, where he has been employed since 1993 and became co- portfolio manager of the Star Worldwide Fund in May 1997. KCSI owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board of directors.


Loomis Sayles, One Financial Center, Boston, Massachusetts, 02110, Jeffrey C. Petherick and Mary Champagne, Vice Presidents of Loomis Sayles, have day-to-day management responsibility for the segment of the Star Advisers Fund that is allocated to Loomis Sayles. Mr. Petherick, who joined Loomis Sayles in 1990, has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years. Messrs. Christopher Ely, Phil Fine and David Smith have had day-to-day management responsibilities for the segment of the Star Small Cap Fund managed by Loomis Sayles since the Fund's inception, with Mr. Ely as the lead manager. Messrs. Ely, Fine and Smith joined Loomis Sayles in July 1996. Mr. Ely is a Vice President of Loomis Sayles. Prior to July 1996, he was Senior Vice President and Portfolio Manager with Keystone Investment Management Co., Inc. Messrs. Smith and Fine are Vice Presidents of Loomis Sayles. Prior to July 1996, Mr. Smith and Mr. Fine were each a Vice President and Portfolio Manager at Keystone Investment Management Co., Inc.


Harris Associates, Two North LaSalle Street, Chicago, Illinois 60602, has advised and managed mutual funds since 1970. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships. Robert J. Sanborn, CFA, is the portfolio manager for the U.S. segment of the Star Worldwide Fund managed by Harris Associates. Mr. Sanborn joined Harris Associates as a portfolio manager and analyst in 1988. David G. Herro, CFA, and Michael J. Welsh, CFA, CPA are the portfolio managers for the international segment of the Star Worldwide Fund and the segment of the Star Advisers Fund managed by Harris Associates. Mr. Herro joined Harris Associates in 1992 from the State of Wisconsin Investment Board, where he managed a $700 million international equity fund from 1989 through July 1992. Mr. Welsh joined Harris Associates as an international analyst in 1992. Previously, he had been a senior associate, valuation services, with Coopers & Lybrand. Steven Reid is the portfolio manager for the segment of the Star Small Cap Fund managed by Harris Associates. Mr. Reid joined Harris Associates as an accountant in 1980 and has been a Partner of Harris Associates since 1992. He is also Portfolio Manager of the Oakmark Small Cap Fund. Messrs. Sanborn, Herro, Welsh and Reid have been managing their respective segments since the Funds' respective inceptions.

Montgomery, 101 California Street, San Francisco, California 94111, was formed in 1997. Montgomery is the successor to Montgomery Asset Management, L.P. ("MAM, L.P."), the prior subadviser to the segments of the Star Small Cap Fund and the Star Worldwide Fund. On July 31, 1997, MAM, L.P., completed the sale of substantially all of its assets to Montgomery, a subsidiary of Commerzbank AG, a German commercial bank. The portfolio managers for the segment of the Star Worldwide Fund managed by Montgomery are Josephine S. Jimenez, CFA, Managing Director and Senior Portfolio Manager, and Bryan L. Sudweeks, Ph.D., CFA Managing Director and Senior Portfolio Manager. Ms. Jimenez and Mr. Sudweeks joined MAM, L.P. in 1991, and have been the portfolio managers for this segment since the Fund's inception. The portfolio manager for the segment of the Star Small Cap Fund managed by Montgomery in Andrew Pratt. Mr. Pratt joined MAM, L.P., in 1993. He is currently a member of Montgomery's growth equity team that manages the Montgomery Growth Fund, the Montgomery Micro Cap Fund and the Montgomery Small Cap Opportunities Fund. From 1988 until he joined MAM, L.P., he was an equity analyst at Hewlett Parkard Company, where he managed a portfolio of small capitalization technology companies, and researched private placement and venture capital investments.

Robertson Stephens, 555 California Street, San Francisco, California 94104, was formed in 1993 and provides advisory services to both private and public investment funds. Prior to October 1, 1997 the sole general partner of Robertson Stephens was Robertson Stephens & Company, Inc. On October 1, 1997 Robertson Stephens became a wholly-owned indirect subsidiary of Bank America Corporation, a global financial services company. The portfolio manager for the segment of the Star Small Cap Fund managed by Robertson Stephens is John Wallace, Managing Director and Portfolio Manager of Robertson Stephens, who has managed such segment since the Fund's inception. Mr. Wallace joined Robertson Stephens in 1995 and has been responsible for managing Robertson Stephens' Growth & Income Fund since its inception in July 1995 and The Robertson Stephens' Diversified Growth Fund since its inception in August 1996. Prior to joining Robertson Stephens, he was Vice President of Oppenheimer Funds, Inc. where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. Since 1997, John H. Seabern has been a co-portfolio manager for the segment of the New England Star Small Cap Fund managed by Robertson Stephens. Mr. Seabern, who joined Robertson Stephens in 1993, is also a co-manager of the Robertson Stephens Diversified Growth Fund and a research analyst for the Robertson Stephens Growth & Income Fund. Prior to joining Robertson Stephens, he served as a performance analyst at Duncan-Hurst Capital Management.


The Distributor in its discretion may, but is not obligated to, pay an incentive bonus to the subadviser of the Star Advisers and Star Worldwide Funds whose segment of the Fund's portfolio has the highest relative total return for the prior year versus that segment's investment peer group as tracked by a major independent mutual fund reporting service.


Prior to January 2, 1996, NEIC served as adviser to the Star Advisers Fund. Prior to July 25, 1997, Berger Associates, Inc. ("Berger") served as the subadviser to the segment of the Star Advisers Fund managed by Harris Associates. Harris Associates agreed to waive the entire sub-advisory fee payable to it by NEFM through August 31, 1997, and NEFM paid such waived fees to Berger. Neither the change in sub-advisory fee rate payable to Harris Associates nor this waiver by Harris Associates will affect the management fee payable by the fund to NEFM.

The transfer and dividend paying agent for the Funds is New England Funds Service Corporation ("NEFSCO"), 399 Boylston Street, Boston, MA 02116. NEFSCO has subcontracted certain of its obligations as such to State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, MA 02110.

The general partners of each of NEFM, Loomis Sayles, Harris, and the Distributor, and the sole shareholder of NEFSCO, are special purpose corporations that are indirect, wholly-owned subsidiaries of NEICOP. NEICOP's managing general partner, New England Investment Companies, Inc., ("NEIC, Inc.") is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a mutual life insurance company. MetLife owns directly 46% (and in the aggregate, directly and indirectly, 47%) of the limited partnership interests in NEICOP. NEICOP's advising general partner, NEIC is a publicly traded company listed on the New York Stock Exchange. NEIC, Inc. Is the sole general partner of NEIC.


Subject to applicable regulatory restrictions and such policies as the Trust's trustees may adopt, the Funds' subadvisers may consider sales of shares of the Funds and other mutual funds they manage as a factor in the selection of broker-dealers to effect portfolio transactions for the Funds. Subject to procedures adopted by the trustees of the Trusts, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC, NEFM or any subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

NEFM provides executive and other personnel for the management of the Trust. The Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and the subadvisers.


The Funds have received an exemptive order from the SEC to permit NEFM, subject to certain conditions, to enter into subadvisory agreements with subadvisers other than the existing subadvisers of the Funds when approved by the Trust's Board of Trustees, without obtaining shareholder approval. The exemptive order also permits, without shareholder approval, the terms of an existing subadvisory agreement to be changed or the employment of an existing subadviser to be continued after events that would otherwise cause an automatic termination of a subadvisory agreement, when such changes or continuation are approved by the Trust's Board of Trustees. Shareholders will be notified of any subadviser changes.

--------------------------------------------------------------------------------
                               BUYING FUND SHARES
--------------------------------------------------------------------------------

Minimum Investment

$2,500 is the minimum for an initial investment in any Fund and $100 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

o $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b)(7) retirement plans and certain other retirement plans.

o $100 on initial and subsequent investments for automatic investing through the Investment Builder program.

o $250 on initial and $100 on subsequent investments for retirement plans with tax benefits such as corporate pension and profit sharing plans and Keogh plans.

o $2,000 on initial and $100 on subsequent investments for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

o     $500 on initial and $100 on subsequent investments for IRAs.

6 Ways to Buy Fund Shares

You may purchase Class A, Class B and Class C shares of the Funds in the following ways:

o     Through your investment dealer:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

o     By mail:

For an initial investment, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

For subsequent investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check or periodic account investment, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of 10 calendar days.

--------------------------------------------------------------------------------

Using New England Funds Personal Access Line(TM) 1-800-346-5984

New England Funds Personal Access Line(TM) is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your recent transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about New England Funds Personal Access Line(TM) including a convenient wallet card, call us at 1-800-225-5478.

--------------------------------------------------------------------------------

o     By wire transfer of Federal Funds:

For an initial investment, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business to obtain an account number and wire transfer instructions.

For subsequent investments, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Fund (Fund name and class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the Funds are open for business. Your bank may charge a fee for this service.

o     By Investment Builder:

Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

For an initial investment, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

To add Investment Builder to an existing account, please call us at 1-800-225-5478 for a Service Options Form.

o     By electronic purchase through ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.


To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. You may also purchase shares through ACH by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty- four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or New England Funds Personal Access Line(TM) will be complete only upon the receipt by New England Funds of funds from your bank and, on the day that funds are received, will be processed at the net asset value next determined at the close of regular trading on the Exchange on days that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.


--------------------------------------------------------------------------------
To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m.(Eastern time).
--------------------------------------------------------------------------------

o     By exchange from another New England Fund:

You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares -- Exchanging Among New England Funds" for complete details.

General


All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.


Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

Sales Charges

Each Fund offers three classes of shares to the general public:

Class A Shares

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares are offered subject to the following initial sales charges:

                                   Sales charge as a % of       Dealer's
                                   ------------------------     Concession
                                                  Net           as a % of
Value of Total                     Offering       Amount        Offering
Investment                         Price          Invested      Price
-----------------                  ---------      ---------     ----------
Less than $50,000                  5.75%          6.10%         5.00%
$50,000 - $99,999                  4.50%          4.71%         4.00%
$100,000 - $249,999                3.50%          3.63%         3.00%
$250,000 - $499,999                2.50%          2.56%         2.15%
$500,000 - $999,999                2.00%          2.04%         1.70%
$1,000,000 or more                 None           None          *


* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases (except investments by plans under Sections 401(a) or 401(k) of the Code whose total investments amount to $1 million or more or that have 100 or more eligible employees ["Retirement Plans"]) a commission of up to the following amounts: 1% on the first $3 million invested, and 0. 50% on the excess over $3 million. For investments by Retirement Plans, the Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $3 million invested and 0.50% on amounts over $3 million and up to $10 million. These commissions are not payable if the purchase represents the of a redemption made during the previous 12 calendar months. Section 401(a), 401(k), 457 and 403(b) plans that have total investment assets of at least $10 million are eligible to purchase Class Y shares of the Star Advisers Fund, which are described in a separate prospectus.

Contingent Deferred Sales Charge (Class A shares only). For purchases of $1,000,000 or more of Class A shares of the Funds or purchases by Retirement Plans as defined above, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.


Class B Shares

 Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.25% annual service fee, a 0.75% annual distribution fee for eight years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within six years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of a series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For the purposes of the CDSC it is assumed that the shares held the longest are the first to be redeemed.

--------------------------------------------------------------------------------
A, B or C Shares --  Which Should You Choose?

Your choice of share class depends on the size of your investment and how long you intend to hold your shares. In general, there are only minor differences in performance results for the different classes if held for the long term. Consult your financial representative for help in deciding which class is appropriate for you.

--------------------------------------------------------------------------------


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                       Contingent Deferred
                                        Sales Charge as a
                                      Percentage of Dollar
   Year Since                           Amount Subject to
    Purchase                                  Charge*
------------------                  -----------------------
         1st  ............................      5%
         2nd   ...........................      4%
         3rd   ...........................      3%
         4th   ...........................      3%
         5th  ............................      2%
         6th  ............................      1%
         thereafter   ....................      0%

Year one ends one year after the day on which the purchase was accepted, and so on.


* As set forth in Part II of the Statement under "Redemptions," Class B shares purchased prior to May 1, 1997, the CDSC will be calculated according to a different schedule.

At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.


Class C Shares


Class C shares are offered at net asset value, without an initial sales charge, are subject to a 0.25% annual service fee and a 0.75% annual distribution fee, are subject to a CDSC of 1.00% on redemptions made within one year from the date of purchase and do not convert to another class.

The Distributor pays to investment dealers at the time of sale a sales commission of 1.00% of the sales price of Class C shares sold by such investment dealer. The Distributor will retain the service and distribution fees assessed against Class C shares in the first year of investment, and the entire amount of the CDSC paid by Class C shareholders upon redemption in the first year, in order to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares, and to reimburse the Distributor, in whole or in part, for the commissions paid (and related financing costs) to investment dealers at the time of a sale of Class C shares. There are no conversion features associated with Class C shares; therefore, if Class C shares are held for more than eight years Class C shareholders will thereafter be subject to higher distribution fees than shareholders of other classes.

The holding period for determining the CDSC will continue to run after an exchange to Class C shares of a series of the Trusts. If an exchange is made to Class C shares of a Money Market Fund, then the one-year holding period for purposes of determining the expiration of the CDSC will stop and resumes only when an exchange is made back into Class C shares of a series of the Trusts, if the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held longest are the first to be redeemed. The first year of the purchase ends one year after the day on which the purchase was accepted.


Deciding Which Class to Purchase

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relevant advantages and disadvantages of Class A and C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within six years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within six years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

General


The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gain distributions. The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See the discussion that follows in this section.


No CDSC on any class of shares applies in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 4 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

Each Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares of each Fund to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Funds at net asset value to an eligible governmental authority 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds (including in some cases, exclusively to New England Securities Corporation, a broker-dealer affiliate of the Distributor, and MetLife). In some instances additional compensation is provided to certain dealers who achieve certain sales goals or who have sold or may sell significant amounts of shares. Such compensation may include (i) full reallowance of the sales charge on the Class A shares; (ii) additional compensation with respect to the sale of Class A, B and C shares; or (iii) financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges (Class A Shares Only)

o Letter of Intent -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

o Combining Accounts -- purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

o Unit holders of unit investment trusts -- unit investment trust distributions of less than $1 million may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

o Eligible governmental authorities -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

o Clients of an adviser or subadviser -- no sales charge or CDSC applies to investments of $25,000 or more in the Funds by (1) clients of an adviser or subadviser to any series of the Trusts, any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

o Shares of the Funds may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

o Shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees.

o Shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

o Shares of the Funds also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

o There is no sales charge, CDSC or initial investment minimum related to investments by current and retired employees of the Trusts' investment advisers or subadvisers, the Distributor, New England Life Insurance Company ("NELICO") or MetLife or any other company affiliated with NELICO or MetLife; current and former directors and trustees of the Trusts, NELICO or MetLife or their predecessor companies; agents and general agents of NELICO or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of NELICO or MetLife or of any insurance company affiliated with NELICO or MetLife.


o Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.



The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of expenses associated with such sales.

--------------------------------------------------------------------------------
                               OWNING FUND SHARES
--------------------------------------------------------------------------------

Automatic Exchange Plan

The Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other series of the Trusts. The minimum monthly exchange amount under the plan is $100. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page. Shares of the Adjustable Rate Fund that are subject to a differential sales charge as described on this page may not participate in this program.

Exchanging Among New England Funds

Class A Shares

Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any series of the Trusts) for Class A shares of any other series of the Trusts without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (the "California and New York Funds") (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held the California or New York Fund shares for at least six months; otherwise, you will pay the difference between any sales charge you have already paid on your California or New York Fund shares and the higher sales charge of the series into which you are exchanging. If you exchange Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") (and shares of the Money Market Funds acquired through exchanges of such shares) for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the series into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

Class B Shares

You may exchange Class B shares of any series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds that have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts. Such exchanges will be made at the next- determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

Class C Shares


You may exchange Class C shares of any series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class C shares of New England Cash Management Trust-Money Market Series. Such exchanges will be made at the next-determined net asset value of the shares.


Class Y Shares

Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by NELICO for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 1-800-225-5478.


To make an exchange, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, call New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day or write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $100. All exchanges are subject to the eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must obtain and carefully read a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. The Funds and NEFSCO will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds and NEFSCO will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.


For federal tax purposes, an exchange of shares of one series of the Trusts for shares of another series is considered to be a redemption and purchase and, therefore, is considered to be a taxable event on which you may recognize a gain or a loss.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.


Market Timer Restrictions. Purchases and exchanges into the Funds should be made for investment purposes only. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) when such transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Without limiting the generality of the foregoing, the Funds and the Distributor reserve the right to restrict (e.g., by limiting to a specified maximum dollar amount) purchases and exchanges for the account of "market timers." An account will be deemed to be the account of a market timer if (I) more than two exchange purchases of a given Fund are effected for the account in a calendar quarter or (ii) the account effects one or more exchange purchases of a given fund in a calendar quarter in an aggregate amount in excess of 1% of the Funds total net assets.


Fund Dividend Payments

The Funds pay dividends annually. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long- and short-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a capital gain distribution, you should be aware that a portion of the purchase price may be returned to you as a taxable distribution.


You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


--------------------------------------------------------------------------------
                        DIVIDEND DIVERSIFICATION PROGRAM
--------------------------------------------------------------------------------
You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               SELLING FUND SHARES
--------------------------------------------------------------------------------

4 Ways to Sell Fund Shares

You may sell Class A, Class B and Class C shares of the Funds in the following ways:

o     Through your investment dealer:

Call your authorized investment dealer for information.

o     By telephone:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:


Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. Class A and Class C shares only may also be redeemed by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.


Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business and requesting that a check for the proceeds (less any applicable CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.


Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or, for Class A and C shares only, call New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.


Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

o     By mail:

You may redeem your shares at their net asset value (less any applicable CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian, under power of attorney or on behalf of a partnership, corporation or other entity).


If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by the Funds and NEFSCO. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

o     By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account (based on the day you establish your plan). Redemption of shares pursuant to the plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

General. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (less any applicable
CDSC) will normally be sent to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above.

Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax-qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

If NEFM determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Fund Details --How Fund Share Price Is Determined." Securities distributed by a Fund in kind will be selected by NEFM and the Fund's subadviser(s) in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Funds' right to pay redemptions in kind is limited by an election made by the Funds under Rule 18f-1 under the 1940 Act. See "Redemptions" in Part II of the Statement.


The Fund(s) reserve the right to suspend account services or refuse transaction requests when notice has been received by the Fund of a dispute between the registered or beneficial owners of an account or there is suspicion or evidence that a fraudulent act may result.


Repurchase Option (Class A Shares Only)

You may apply your Class A share proceeds from the redemption of Class A shares of the Funds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

--------------------------------------------------------------------------------
                                  FUND DETAILS
--------------------------------------------------------------------------------

How Fund Share Price Is Determined

The net asset value of each Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. [Eastern time]) on the Exchange on each day that the Exchange is open for trading. Each Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States, except equity securities traded on the London Stock Exchange ("British Equities"), which closes before the close of the Exchange, generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as determined by or under the direction of the Trust's Board of Trustees as of the close of regular trading on the Exchange. British Equities will be valued at the mean between the last bid and last asked price. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. A futures contract will be valued at the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each segment of each Fund's portfolio are valued at their fair market value as determined in good faith by the adviser or subadviser of that segment (or a pricing service selected by the adviser or subadviser) under the supervision of the Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of the Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of each Fund's Class B and Class C shares is the net asset value per share.


The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) or under limited circumstances, such other time no later than 8:00 p.m. (Eastern time) as may be agreed upon between the dealer and the distributor to receive that day's public offering price.


                         CALCULATING THE PRICE OF SHARES

      Total Market Value of    Other      Any
      Portfolio Securities  +  Assets  -  Liabilities  = Net Asset Value (NAV)
      -------------------------------------------------
      Total Number of Outstanding Shares in a Class
      The public offering price for Class A shares is the NAV plus the applicable sales charge. The public offering price for Class B and Class C shares is the NAV.

Income Tax Considerations


Each Fund intends to meet all requirements of the Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months ("28% Rate Gain") and from net gains on securities held for more than 18 months ("20% Rate Gain"), are taxable to you as such, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized during the twelve months ending October 31, plus any retained amount from the prior year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31 of the year in which declared.


Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The Star Worldwide and Star Small Cap Funds may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Funds' portfolios. The Funds may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations. Shareholders of the International Equity Fund should also consult their tax advisers about consequences of their investment under foreign laws.

The Funds' Expenses

In addition to the management fee paid to its adviser, each Fund pays all expenses not borne by its adviser, subadvisers or the Distributor, including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of NELICO or MetLife or their affiliates, other than affiliated registered investment companies. In the case of the Star Advisers Fund, certain expenses may be allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, if any, on the other hand. (See "Additional Facts About the Funds" below.)


Under Service plans adopted pursuant to Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee, in the amount of up to 0.25% of the amount invested. The Class A service fee is payable only to reimburse the Distributor [on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer] for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The Funds had no unreimbursed Class A expenses carried over into 1997 from previous plan years. The Class B and C service fees are payable regardless of the amount of the Distributor's related expenses.


Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. The Distributor retains the balance of the fee as compensation for its services as distributor of the Class B and Class C shares.

In addition, NEFM performs certain accounting and administrative services for the Funds. For those services, each Fund reimburses NEFM for all or part of its expenses of providing these services to the Fund, which includes the following:
(i) expenses for personnel performing bookkeeping, accounting, internal auditing, financial reporting and clerical functions relating to the Funds, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation materials furnished to shareholders of the Funds or regulatory authorities and reports and for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.


Performance Criteria


Each Fund may include total return information for each class of shares in advertisements or other written sales material. Each Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B and C shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.


Total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B or Class C shares. As a result of lower operating expenses, Class Y shares of the Star Advisers Fund that offers such shares can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About the Funds

o The Trust was organized in 1985 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Star Advisers Fund was organized in 1994, the Star Worldwide Fund was organized in 1995 and the Star Small Cap Fund was organized in 1996.

o When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote.

o Except for matters that are explicitly identified as "fundamental" in this prospectus or Part I of the Statement, the investment policies of each Fund may be changed by the Trust's trustees without shareholder approval or, in most cases, prior notice. The investment objectives of the Funds are not fundamental. If there is a change in the objective of any Fund, shareholders should consider whether the Fund remains an appropriate investments in light of their current financial position and needs.

o The Star Advisers Fund also offers Class Y shares to certain qualified investors. Class Y shares are identical to Class A, Class B, and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y may bear its own transfer agency and prospectus printing costs and does not bear any portion of those costs relating to other classes of shares. Class Y shares may be offered in the future by Star Worldwide Fund and Star Small Cap Fund.

o The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.



o If the balance in your account with a Fund is less than a minimum amount set by the trustees of the Trust from time to time (currently $1,000 for all accounts, except for those indicated below), that Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

o Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

o The Class A, Class B, Class C, and (for the Star Advisers Fund) Class Y structure could be terminated should certain IRS rulings be rescinded.



The Trust's trustees have the authority without shareholder approval to issue other classes of shares of a Fund that represent interests in the Fund's portfolio but that have different sales load and fee arrangements.

[NEW ENGLAND FUNDS LOGO](R)

  NEW ENGLAND FUNDS(R)

Where The Best Minds Meet(R)
--------------------------------------------------------------------------------


NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND
NEW ENGLAND VALUE FUND
NEW ENGLAND EQUITY INCOME FUND


Statement of Additional Information -- PART I


May 1, 1998

      This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 1998 for Class A, Class B and Class C shares or the Prospectus of the Funds dated May 1, 1998 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.


      Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds and other New England Funds.


      New England Growth Fund, New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund and New England Value Fund are series of New England Funds Trust I, a registered management investment company that offers a total of twelve series, and New England Growth Opportunities Fund is a series of New England Funds Trust II, a registered management investment company that offers a total of seven series. New England Equity Income Fund is a series of New England Funds Trust III, a registered management investment company that offers a total of two series. New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust."


                             Table of Contents

                                  Part I                              Page
                                                                      ----
        Investment Restrictions                                        ii
        Fund Charges and Expenses                                      vii
        Ownership of Fund Shares                                       xii
        Investment Performance of the Funds                            xv

                                 Part II

        Miscellaneous Investment Practices                              2
        Management of the Trusts                                       15
        Portfolio Transactions and Brokerage                           25
        Description of the Trusts and Ownership of Shares              31
        How to Buy Shares                                              34
        Net Asset Value and Public Offering Price                      35
        Reduced Sales Charges                                          36
        Shareholder Services                                           38
        Redemptions                                                    42
        Standard Performance Measures                                  44
        Income Dividends, Capital Gain Distributions and Tax           48
        Status
        Financial Statements                                           50
        Appendix A - Description of Bond Ratings                       51

        Appendix B - Publications That May Contain Fund
                     Information                                       53
        Appendix C - Advertising and Promotional Literature            55
        Appendix D - Portfolio Composition of the Municipal
                     Income, Bond Income and California Funds          59

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The following is a description of restrictions on the investments to be made by the Funds, some of which restrictions (which are marked with an asterisk) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

New England Growth Fund, New England Value Fund and New England Balanced Fund New England Growth Fund (the "Growth Fund"), New England Value Fund (the "Value Fund") and New England Balanced Fund (the "Balanced Fund") each will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)  Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Value Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent such Funds from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14) Write options or warrants;

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Growth Fund, the Value Fund and the Balanced Fund each may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper.)

New England Capital Growth Fund
New England Capital Growth Fund (the "Capital Growth Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ["Loomis Sayles"] or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts;

+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper); or

*(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

New England International Equity Fund
New England International Equity Fund (the "International Equity Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its total assets (taken at current value) would be invested in such securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper); or

*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (12) above.

New England Growth Opportunities Fund
New England Growth Opportunities Fund (the "Growth Opportunities Fund") will not:

*(1) Purchase securities of an issuer if such purchase would cause more than 5% of the market value of the total Fund assets to be invested in the securities of such issuer (exclusive of United States or Canadian government obligations), or if such purchase would cause more than 10% of the securities of such issuer to be held by the Fund;

*(2) Purchase or retain the securities of any issuer if the officers and trustees of New England Funds Trust II owning beneficially 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer;

*(3) Purchase the securities issued by any other investment company, except that a purchase involving no commission or profit to a sponsor or dealer (other than a customary broker's commission) is permitted and except that a purchase that is part of a plan of merger or consolidation is permitted;

*(4) Purchase securities issued by companies with a record (including that of their predecessors) of less than three years' continuous operation;

*(5) Purchase securities for the portfolio on margin, make short sales or make loans to persons affiliated with New England Funds Trust II;

*(6) Act as underwriter of securities of other issuers, or invest directly in real estate or in commodities or commodity contracts; or

*(7) Make loans to other persons, provided, however, that this restriction shall not prohibit the Fund from entering into repurchase agreements with respect to not more than 25% of the Fund's total assets taken at current value. The purchase of a portion of an issue of bonds, notes or debentures publicly distributed or of a type customarily purchased by institutional investors does not constitute the making of loans within the meaning of this restriction;

*(8) The Growth Opportunities Fund may make secured or unsecured bank borrowings, provided that an asset coverage of at least 300% for all such borrowings (including the amount then being borrowed) is maintained as required by the 1940 Act;

*(9) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security; any borrowing permitted by restriction (8) above; any collateral arrangements with respect to options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom;

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper).

      It is a fundamental policy of the Growth Opportunities Fund that it will not concentrate its assets in the securities of issuers in the same industry. The Fund intends to abide by the views of the SEC staff on what constitutes industry concentration. Accordingly, the Fund will not make an investment if, immediately thereafter, the Fund would hold more than 25% of its total assets in securities of issuers in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      The Growth Opportunities Fund has no present intention of borrowing money except on a temporary basis, as may be needed, to cover redemptions of shares. Should this intention change, the Prospectus will be amended.

New England Equity Income Fund
New England Equity Income Fund (the "Equity Income" Fund) will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(4) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and swap contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts, swap contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(9) Write, purchase or sell options except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (b) enter into currency forward contracts;

+(10) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

*(11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and options on futures contracts or swap contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or options on futures contracts or swap contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Declaration of Trust and by the Investment Company Act of 1940 (the "1940 Act"), the rules thereunder, or any exemption therefrom.)

--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

MANAGEMENT FEES

      Pursuant to an advisory agreement dated August 30, 1996, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Growth Fund, subject to the supervision of the Board of Trustees of New England Funds Trust I. Under the advisory agreement, the Fund pays CGM an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets and 0.65% of such assets in excess of $500 million.


      Pursuant to separate advisory agreements, each dated August 30, 1996, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Capital Growth, Value, Balanced, International Equity, Growth Opportunities and Equity Income Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements, each such Fund has agreed to pay NEFM a management fee at the annual rate set forth in the following table:

                                   Management fee payable by Fund to NEFM
             Fund                  (as a percentage of average daily net
                                            assets of the Fund)
------------------------------   --------------------------------------------

Balanced Fund,                   0.750%  of the first $200 million
Capital Growth Fund and          0.700%  of the next $300 million
Value Fund                       0.650%  of amounts in excess of $500 million

Growth Opportunities Fund and    0.700%  of the first $200 million
Equity Income Fund               0.650%  of the next $300 million
                                 0.600%  of amounts in excess of $500 million

International Equity Fund        0.900%  of the first $200 million
                                 0.850%  of the next $300 million
                                 0.800%  of amounts in excess of $500 million

      The advisory agreements for the Capital Growth, Value, Balanced, International Equity, Growth Opportunities and Equity Income Funds each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996 (February 14, 1997 and April __, 1998, in the case of the International Equity Fund and the Capital Growth Fund, respectively), NEFM has delegated responsibility for managing the investment and reinvestment of each of these Funds' assets to a subadviser. The subadviser is Loomis Sayles, in the case of the International Equity, Balanced, Value and Equity Income Funds; and Westpeak Investment Advisors, L.P. ("Westpeak"), in the case of the Growth Opportunities and Capital Growth Funds. The Funds pay no direct fees to the subadvisers. For providing such subadvisory services to the Funds, NEFM pays each subadviser a subadvisory fee at the annual rate set forth in the following table:

                                                Subadvisory fee payable by NEFM to subadviser
          Fund               Subadviser    (as a percentage of average daily net assets of the Fund)
--------------------------  -------------  ---------------------------------------------------------

Balanced Fund               Loomis          0.535%  of the first $200 million
                            Sayles          0.350%  of the next $300 million
                                            0.300%  of amounts in excess of $500 million

Capital Growth Fund         Westpeak        0.600% of the first $25 million
                                            0.550% of the next $75 million
                                            0.500% of the next $100 million
                                            0.350% of the next $300 million
                                            0.300% of amounts in excess of $500 million

                                                Subadvisory fee payable by NEFM to subadviser
          Fund               Subadviser    (as a percentage of average daily net assets of the Fund)
--------------------------  -------------  ---------------------------------------------------------


Growth Opportunities Fund   Westpeak        0.500% of the first $25 million
                                            0.400% of the next $75 million
                                            0.350% of the next $100 million
                                            0.300% of amounts in excess of $200 million

International Equity Fund   Loomis          0.400%  of the first $200 million
                            Sayles          0.350%  of amounts in excess of $200 million

Value Fund                  Loomis          0.535%  of the first $200 million
                            Sayles          0.350%  of the next $300 million
                                            0.300%  of amounts in excess of $500 million

Equity Income Fund          Loomis          0.400%  of the first $200 million
                            Sayles          0.325%  of the next $300 million
                                            0.275%  of amounts in excess of $500 million

      Loomis Sayles voluntarily agreed to waive in its entirety its subadvisory fee for the International Equity Fund through February 14, 1998.

      Since September 1, 1997, Loomis Sayles has voluntarily agreed, until further notice to the Fund, to waive its entire subadvisory fee payable to Loomis Sayles by NEFM. This waiver by Loomis Sayles does not reduce the Fund's expenses. This agreement may be terminated by Loomis Sayles at any time. In addition, under an expense deferral arrangement, which NEFM may terminate at any time, NEFM has agreed to defer its management fee for the Fund until further notice and, if necessary, to bear certain expenses associated with the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares, subject to the obligation of the Fund to pay NEFM such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which the fee was deferred.


      From January 2, 1996 to August 30, 1996, NEFM served as adviser and Loomis Sayles served as subadviser to the Capital Growth, Balanced and Value Funds pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for these Funds. Prior to August 30, 1996, CGM served as adviser to the Growth Fund pursuant to an advisory agreement providing for an advisory fee at the same rate as currently in effect for such Fund. Prior to January 2, 1996, Loomis Sayles served as adviser to the Capital Growth, Balanced and Value Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by such Fund to Loomis Sayles at the same rate as the management fee currently payable by such Fund to NEFM.

      From May 1, 1995 until August 30, 1996, NEFM served as adviser and Westpeak served as subadviser to the Growth Opportunities Fund pursuant to advisory and subadvisory agreements providing for the same management and subadvisory fee rates as are currently in effect for the Fund. Prior to May 1, 1995, Back Bay Advisors, L.P. ("Back Bay Advisors") served as adviser to the Growth Opportunities Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.50% of the Fund's average daily net assets.

      From December 29, 1995 until February 14, 1997, Draycott Partners, Ltd. ("Draycott") served as subadviser to the International Equity Fund pursuant to subadvisory agreements providing for a subadvisory fee payable by NEFM to Draycott at the annual rate of 0.54% of the first $200 million of the Fund's average daily net assets, 0.49% of the next $300 million of such assets and 0.44% of such assets in excess of $500 million. From December 29, 1995 to August 30, 1996, NEFM served as adviser to the International Equity Fund pursuant to an advisory agreement providing for a management fee at the same rate as is currently in effect for such Fund.

      Prior to December 29, 1995, Draycott served as adviser to the International Equity Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Draycott at the annual rate of 0.80% of the first $200 million of the Fund's average daily net assets, 0.75% of the next $300 million of such assets and 0.70% of such assets in excess of $500 million.

      Prior to December 29, 1995, short-term cash management services were provided to the International Equity Fund by Back Bay Advisors, as subadviser to Draycott. For these services, Draycott had agreed to compensate Back Bay Advisors at the annual rate of 0.08% of average daily net assets of the Fund. Back Bay Advisors voluntarily agreed to waive this fee in its entirety.

      Prior to December 29, 1995, New England Funds, L.P. (the "Distributor"), of which Draycott was then an affiliate, furnished or paid the expenses of the International Equity Fund for office space, facilities and equipment, services of executive and other personnel of New England Funds Trust I and certain administrative services, pursuant to an administrative services agreement. Under this agreement, the Fund paid the Distributor a fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares and 0.05% of the average daily net assets attributable to the Fund's Class Y shares. The International Equity Fund's current management fee rate represents, with respect to the Fund's Class A, Class B and Class C shares, the sum of the fee rates under the prior advisory and administrative services agreements.

      Since December 29, 1995 and until further notice to the International Equity Fund, NEFM has voluntarily agreed to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.75% of the average daily net assets of the Fund's Class A shares, 2.50% of the average daily net assets of the Fund's Class B shares, 2.50% of the average daily net assets of the Fund's Class C shares and 1.15% of the average daily net assets of the Fund's Class Y shares. NEFM may terminate this voluntary limitation at any time. Prior to December 31, 1996, the limit was 1.00% for Class Y shares. Prior to December 29, 1995, similar voluntary limitations were in effect with respect to Draycott, the Distributor and the Fund.

      For the last three fiscal years, the advisory or management fees payable by the Funds (before any voluntary fee reductions) were as follows:


              Fund                     1995        1996       1997**
    -------------------------          ----        ----       ----
    Growth Fund                      $7,631,203  $8,300,884
    Capital Growth Fund              $  989,864  $1,245,009
    Value Fund                       $1,811,567  $2,241,498
    Balanced Fund                    $1,906,665  $2,355,084
    International Equity Fund*       $2,025,005  $2,439,442
    Growth Opportunities Fund        $  856,469  $1,414,997

* As a result of the voluntary expense limitation in effect, the International Equity Fund paid $1,756,405, $2,183,655 and $__________, respectively, in advisory fees for the fiscal years ended December 31, 1995, 1996 and 1997.

** For the fiscal year ended December 31, 1997, NEFM paid subadvisory fees of $________, $________ and $________ to Loomis Sayles for the Balanced, Capital Growth and Value Funds, respectively. For the fiscal year ended December 31, 1997, NEFM paid subadvisory fees of $________ to Loomis Sayles (after the waiver) and $________ to Westpeak for the International Equity and Growth Opportunities Funds, respectively.

      For the period from November 28, 1995 to December 31, 1995, and the fiscal year ended December 31, 1996, the management fees payable by the Fund (before any voluntary fee reductions) were $1,277 and $16,222, respectively. As a result of the voluntary expense limitations in effect, the Fund paid no management fees for the period November 28, 1995 to December 31, 1995 or the fiscal year ended December 31, 1996.


      For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

BROKERAGE COMMISSIONS


      In 1995, 1996 and 1997, brokerage transactions for the Growth Fund aggregating $608,932,282, $729,976,367 and $__________, respectively, were allotted to brokers providing research services, and $525,823, $804,468 and $___________, respectively, in commissions were paid on these transactions in such years. During 1995, 1996 and 1997 the Fund paid total brokerage commissions of $5,784,166, $6,700,404 and $__________, respectively.

      In 1995, 1996 and 1997, brokerage transactions for the Value Fund aggregating $14,560,184, $27,447,729 and $_____________, respectively, were allotted to brokers providing research services, and $28,143, $42,841 and $___________, respectively, in commissions were paid on these transactions in such years. During 1995, 1996 and 1997, the Fund paid total brokerage commissions of $658,975, $563,181 and $____________, respectively.

      In 1995, 1996 and 1997, brokerage transactions for the Balanced Fund aggregating $12,187,184, $17,564,632 and $___________, respectively, were allotted to brokers providing research services, and $30,368, $26,139 and $___________, respectively, in commissions were paid on these transactions in such years. During 1995, 1996 and 1997, the Fund paid total brokerage commissions of $415,773, $373,304 and $___________, respectively.

      In 1995, 1996 and 1997, brokerage transactions for the Growth Opportunities Fund aggregating $43,047,123, $180,664,244 and $___________, respectively, were allotted to brokers providing research services and $41,640, $157,185 and $___________, respectively, in commissions were paid on these transactions in such years. During 1995, 1996 and 1997, the Fund paid total brokerage commissions of $138,878, $352,661 and $____________, respectively.

      For the fiscal year ended December 31, 1995, brokerage transactions for the International Equity Fund aggregating $________________ were allocated to brokers providing research services, and $_______________ in commissions were paid on these transactions. During 1995, the International Equity Fund paid total brokerage commissions of $____________. For the fiscal year ended December 31, 1996, brokerage transactions for the International Equity Fund aggregating $____________ were allocated to brokers providing research services and $_____________ in commissions were paid on these transactions. During 1996, the International Equity Fund paid total brokerage commissions of approximately $______________. For the fiscal year ended December 31, 1997, brokerage transactions for the International Equity Fund aggregating $_______________ were allocated to brokers providing research services, and $____________ in commissions were paid on these transactions. During 1997, the International Equity Fund paid total brokerage commissions of $_____________.

      For the fiscal year ended December 31, 1995, brokerage transactions for the Capital Growth Fund aggregating $____________ were allocated to brokers providing research services, and $_____________ in commissions were paid on these transactions. During 1995, the Capital Growth Fund paid total brokerage commissions of $_____________. For the fiscal year ended December 31, 1996, brokerage transactions for the Capital Growth Fund aggregating $________________ were allocated to brokers providing research services and $_____________ in commissions were paid on these transactions. During 1996, the Capital Growth Fund paid total brokerage commissions of approximately

$_______________. For the fiscal year ended December 31, 1997, brokerage transactions for the Capital Growth Fund aggregating $________________ were allocated to brokers providing research services, and $__________ in commissions were paid on these transactions. During 1997, the International Equity Fund paid total brokerage commissions of $_________________.

      For the period from November 28, 1995 through December 31, 1995, brokerage transactions for the Equity Income Fund aggregating $1,999,812 were allocated to brokers providing research services and $624 in commission were paid on these transactions. During this period, the Equity Income Fund paid total brokerage commissions of $3,150. For the fiscal year ended December 31, 1996, brokerage transactions for the Equity Income Fund aggregating $1,981,029 were allocated to brokers providing research services and $48 in commissions were paid on these transactions. During the period, the Equity Income Fund paid total brokerage commissions of $3,140. For the fiscal year ended December 31, 1997, brokerage transactions for the Equity Income Fund aggregating $____ were allocated to brokers providing research services and $____ in commissions were paid on these transactions. During this period, the Equity Income Fund paid total brokerage commissions of $________.


      For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES


      As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the fiscal years ended December 31, 1995, 1996 and 1997:

           Fund                1995        1996        1997
  -----------------------      ----        ----        ----

  Growth Fund***             $2,800,465  $3,058,031  $3,600,444 (Class A)
                                                        $71,751 (Class B)

  Value Fund                   $545,439   $646,962     $819,873 (Class A)
                               $206,005   $359,799     $661,091 (Class B)
                                 $3,915    $21,301      $52,413 (Class C)*


  Balanced Fund                $445,951   $510,417     $567,385 (Class A)
                               $301,592   $486,789     $680,894 (Class B)
                                 $3,017    $15,702      $36,278 (Class C)*

  Growth Opportunities Fund    $340,216   $397,330     $487,914 (Class A)
                               $107,138   $389,526     $626,148 (Class B)
                                 $3,589    $45,844      $52,227 (Class C)**

  International Equity Fund    $346,710   $316,834     $197,567 (Class A)
                               $476,345   $513,700     $347,998 (Class B)
                                 $5,831    $10,445       $8,626 (Class C)*

  Capital Growth Fund          $277,682   $333,455     $370,089 (Class A)
                               $207,706   $321,106     $426,954 (Class B)
                                 $1,362     $5,079       $9,244 (Class C)*

  Equity Income****                                      $6,377 (Class A)
                                                        $12,154 (Class B)
                                                         $2,076 (Class C)

      * Class C shares were first offered on January 3, 1995.
     ** Growth Opportunities Fund Class C shares were first offered on May 1,
        1995.
    *** The Growth Fund offered only Class A shares during 1995 and 1996. Class
        B shares were first offered on February __, 1997.
   **** Equity Income Fund Class A, B and C shares first became available to the public on September 15, 1997.

      During the fiscal year ended December 31, 1997, expenses relating to each Fund's 12b-1 plans were as follows:

Growth Fund

(Class A shares)
Compensation to Investment Dealers                         $3,594,936
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $270,055
                                    TOTAL                  $3,864,991

(Class B shares)
Compensation to Investment Dealers                          $606, 739
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $145,529
                                    TOTAL                    $752,268

Value Fund

(Class A shares)
Compensation to Investment Dealers                           $819,230
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $131,139
                                    TOTAL                    $950,369
(Class B shares)
Compensation to Investment Dealers                         $1,072,831
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $115,919
                                    TOTAL                  $1,188,750

(Class C shares)
Compensation to Investment Dealers                            $52,413
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                 $86,939
                                    TOTAL                    $139,352

Balanced Fund

(Class A shares)
Compensation to Investment Dealers                           $567,218
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $109,369
                                    TOTAL                    $676,587

(Class B shares)
Compensation to Investment Dealers                           $785,841

Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $208,429
                                    TOTAL                    $994,270

(Class C shares)
Compensation to Investment Dealers                            $36,278
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                 $82,924
                                    TOTAL                    $119,202


Growth Opportunities Fund


(Class A shares)
Compensation to Investment Dealers                           $485,783
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $110,549
                                    TOTAL                    $596,332

(Class B shares)
Compensation to Investment Dealers                           $946,221
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                $111,145
                                    TOTAL                  $1,057,366

(Class C shares)
Compensation to Investment Dealers                            $52,227
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                 $84,033
                                    TOTAL                    $136,260


International Equity Fund


(Class A shares)
Compensation to Investment Dealers                           $196,696
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                 $87,975

                                    TOTAL                      $284,671

(Class B shares)
Compensation to Investment Dealers                             $198,910
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $84,525
Other Distribution Costs                                        $55,746
                                    TOTAL                      $339,181

(Class C shares)
Compensation to Investment Dealers                               $8,626
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $80,848
                                    TOTAL                       $89,474

Capital Growth Fund

(Class A shares)
Compensation to Investment Dealers                             $370,137
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $96,505
                                    TOTAL                      $466,642

(Class B shares)
Compensation to Investment Dealers                             $410,109
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $92,037
                                    TOTAL                      $502,146

(Class C shares)
Compensation to Investment Dealers                               $9,244
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $81,066
                                    TOTAL                       $90,310

Equity Income Fund

(Class A shares)
Compensation to Investment Dealers                               $6,790
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $30,911
                                    TOTAL                       $37,701

(Class B shares)
Compensation to Investment Dealers                             $327,632
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $31,294
                                    TOTAL                      $358,926

(Class C shares)
Compensation to Investment Dealers                               $2,076
Compensation to Distributor's Sales Personnel and Other
Related Costs                                                   $21,448
                                    TOTAL                       $23,524



                                     xviii

      Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the
Distributor: $2,741,737 relating to the Class A shares and $414,051 relating o the Class B shares of the Growth Fund; $641,294 relating to the Class A shares, $849,786 relating to the Class B shares and $12,592 relating to the Class C shares of the Value Fund; $460,233 relating to the Class A shares, $599,204 relating to the Class B shares and $10,362 relating to the Class C shares of the Balanced Fund; $190,891 relating to the Class A shares, $660,764 relating to the Class B shares and $6,225 relating to the Class C shares of the Growth Opportunities Fund; $134,784 relating to the Class A shares, $125,310 relating to the Class B shares and $1,877 relating to the Class C shares of the International Equity Fund; $278,383 relating to the Class A shares, $346,685 relating to the Class B shares and $5,374 relating to the Class C shares of the Capital Growth Fund; and $2,810 relating to the Class A shares, $225,417 relating to the Class B shares and $405 relating to the Class C shares of the Equity Income Fund. New England Securities paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------


      As of February 1, 1998, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the following Funds:


Capital Growth Fund


Class C shares
                         NFSC FEBO                               6.04%
                         DIANA PISCOPO
                         59 SILVER LAKE ROAD
                         STATEN ISLAND, NY 10301-3012

                         ROMANO B. LAMONACA                      6.09%
                         MARIA L. LAMONACA JT TEN
                         1212 SNYDER AVE.
                         PHILADELPHIA, PA 19148-5513

                         LARRY MINNICK                           9.47%
                         8105 BROMLAY PL.
                         INDIANAPOLIS, IN
                         46219-2851


Balanced Fund


Class C shares

Class Y shares


Growth Opportunities Fund


Class C shares


International Equity Fund


Class C shares

Class Y shares

Value Fund


Class C shares

Class Y shares

Equity Income Fund

Class __ shares

--------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUNDS
--------------------------------------------------------------------------------


                      Performance Results - Percent Change*
                         For The Periods Ended 12/31/97


Growth Fund**


                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                ------------------------     -------------------
Class A shares:  As a % of      1 Year  5 Years 10 Years     5 Years    10 Years
--------------------------      ------  ------- --------     -------    --------
Net Asset Value
Maximum Offering Price

                                   Aggregate
                                  Total Return
                                     Since
Class B shares:  As a % of         2/__/97***
Net Asset Value
Redemption at End of Period
Redemption at End of Period       21.35        69.49                17.34


Value Fund


                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                ------------------------     -------------------
Class A shares:  As a % of      1 Year  5 Years 10 Years     5 Years    10 Years
--------------------------      ------  ------- --------     -------    --------
Net Asset Value
Maximum Offering Price

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                ------------------------     -------------------
                                               Since                Since
Class B shares:  As a % of        1 Year    9/13/93***           9/13/93***
--------------------------        ------    ----------           ----------
Net Asset Value                   25.35        71.49                17.76
Redemption at End of Period       12.26        43.42                11.55



                                     xxiii

                                       Aggregate                 Annualized
                                      Total Return              Total Return
                                -------------------------   --------------------
                                              Since                Since
Class C shares:  As a % of        1 Year    12/30/94***          12/30/94***
--------------------------        ------    -----------          -----------
Net Asset Value

                                       Aggregate                 Annualized
                                      Total Return              Total Return
                                ------------------------     -------------------
                                              Since                Since
Class Y shares:  As a % of        1 Year    3/31/94***           3/31/94***
--------------------------        ------    ----------           ----------
Net Asset Value


Balanced Fund


                                       Aggregate               Average Annual
                                     Total Return               Total Return
                               -------------------------      ------------------
Class A shares:  As a % of      1 Year  5 Years 10 Years      5 Years   10 Years
--------------------------      ------  ------- --------      -------   --------
Net Asset Value
Maximum Offering Price



                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class B shares:  As a % of        1 Year    9/13/93***           9/13/93***
--------------------------        ------    ----------           ----------
Net Asset Value                   16.26        45.42                12.02
Redemption at End of Period       12.48        56.10                 14.45

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class C shares:  As a % of        1 Year    12/30/94***          12/30/94***
--------------------------        ------    -----------          -----------
Net Asset Value

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class Y shares:  As a % of        1 Year     3/8/94***           3/08/94***
--------------------------        ------     ---------           ----------
Net Asset Value

Growth Opportunities Fund****


                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
Class A shares:  As a % of      1 Year  5 Years 10 Years     5 Years    10 Years
--------------------------      ------  ------- --------     -------    --------
Net Asset Value
Maximum Offering Price

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since               Since
Class B shares:  As a % of        1 Year    9/13/93***           9/13/93***
--------------------------        ------    ----------           ----------
Net Asset Value
Redemption at End of Period

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class C shares:  As a % of        1 Year     5/1/95***            5/1/95***
--------------------------        ------     ---------            ---------
Net Asset Value

                                       Aggregate                 Annualized
                                      Total Return              Total Return
                                -------------------------   --------------------
                                              Since                 Since
Class Y shares:  As a % of        1 Year    3/31/94***            3/31/94***
--------------------------        ------    ----------            ----------
Net Asset Value                    n/a          n/a                    n/a


International Equity Fund*****


                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since               Since
Class A shares:  As a % of        1 Year    5/21/92***           5/21/92***
--------------------------        ------    ----------           ----------
Net Asset Value
Maximum Offering Price

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since               Since
Class B shares:  As a % of        1 Year    9/13/93***           9/13/93***
--------------------------        ------    ----------           ----------
Net Asset Value
Redemption at End of Period

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class C shares:  As a % of        1 Year    12/30/94***          12/30/94***
--------------------------        ------    -----------          -----------
Net Asset Value

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------  ---------------------
                                              Since                Since
Class Y shares:  As a % of        1 Year     9/9/93***           9/13/93***
--------------------------        ------     ---------           ----------
Net Asset Value


Capital Growth Fund******


                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                              Since                 Since
Class A shares:  As a % of        1 Year     8/3/92***            8/3/92***
--------------------------        ------     ---------            ---------
Net Asset Value
Maximum Offering Price

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class B shares:  As a % of        1 Year    9/13/93***           9/13/93***
--------------------------        ------    ----------           ----------
Net Asset Value
Redemption at End of Period

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class C shares:  As a % of        1 Year    12/30/94***          12/30/94***
--------------------------        ------    -----------          -----------
Net Asset Value

                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                               Since                Since
Class Y shares:  As a % of        1 Year     3/31/94***          3/31/94***
--------------------------        ------     ----------          ----------
Net Asset Value                     n/a         n/a                   n/a

Equity Income Fund*******
                                       Aggregate               Average Annual
                                      Total Return              Total Return
                                -------------------------   --------------------
                                              Since                  Since
Class A shares:  As a % of        1 Year   Inception********   Inception********
--------------------------------
Net Asset Value
Maximum Offering Price


* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** The numbers presented reflect the maximum initial sales charge currently in effect. Prior to March 3, 1997, a higher maximum initial sales charge was in effect, so that the total returns achieved by investors may have been lower than those shown above.

*** Commencement of Fund operations or offering of specified class of shares.

**** Assuming deduction of the current maximum sales load, the Growth Opportunities Fund's Class A shares' ten-year average annual total return would have been ____%, had a voluntary expense limitation by the Fund's former investment adviser not been in effect, and their ten-year aggregate total return would have been _____%. Based on net asset values, the Fund's Class A shares' ten-year average annual total return would have been ____%, had this limitation not been in effect, and their ten-year aggregate total return would have been ____%.

***** Assuming deduction of the current maximum sales load, the International Equity Fund's Class A shares' since-inception average annual total return would have been ____%, and their aggregate one-year and since-inception total returns would have been ____% and ____%, respectively, had a voluntary expense limitation not been in effect. Based on net asset values, the Fund's Class A shares' since-inception average annual total return would have been ____%, and their one-year and since-inception aggregate total returns would have been ____% and ____%, respectively, without the voluntary limitation. Assuming redemption at the end of the period, the Fund's Class B shares' since-inception average annual total return would have been ____%, had a voluntary expense limitation not been in effect, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively. Based on net asset values, the Fund's Class B shares' average annual total return for the since-inception period would have been ____%, and their aggregate total returns for the one-year and since-inception periods would have been ____% and ____%, respectively, without the voluntary limitation. The Fund's Class C and Class Y shares' annualized total returns for the since-inception period would have been ____% and ____%, respectively, and their since-inception aggregate total returns would have been ____% and ____%, respectively, without the voluntary limitation.

****** Assuming deduction of the current maximun sales load, the Capital Growth Fund's Class A shares' since-inception average annual total return would have been ___%, and their aggregate one-year and since-inception total returns would have been ___% and ___%, respectiveley, had a vountary expense limitation not been in effect. Based on net asset values, their since-inception average total return would have been ___%, and their since-inception aggregate total would have been ___% without the voluntary limitation.

******* Assuming deduction of the current maximum sales load, the Equity Income Fund's Class A shares' since __ inception average annual total return would have been ___% had the voluntary expense limitation not been in effect, and their aggregate one year and since-inception total returns would have been ___% and ___%, respectively, had the voluntary expense limitation not been in effect. Based on net asset values, their since-inception average annual total return would have been ___%, and their since-inception aggregate total return would have been ___% without the vountary limitation.

******** The Equity Income Fund's inception date is November 29, 1995. The Equity Income Fund first became available to the public on September 15,1997.

           The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than this original cost.


                                     xxvii
                                     xxviii

[NEW ENGLAND FUNDS LOGO](R)

 NEW ENGLAND FUNDS(R)

Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

NEW ENGLAND STAR ADVISERS FUND
NEW ENGLAND STAR WORLDWIDE FUND
NEW ENGLAND STAR SMALL CAP FUND

Statement of Additional Information -- PART I


May 1, 1998

      This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 1998 for Class A, Class B and Class C shares or the Prospectus dated May 1, 1998 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.


      Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds and other New England Funds. The Funds are series of New England Funds Trust I (the "Trust"), a registered management investment company that offers a total of twelve series.

                        T a b l e  o f  C o n t e n t s

                                                                            Page
                                                                            ----

                                     Part I

      Investment Restrictions                                                ii
      Fund Charges and Expenses                                               v
      Ownership of Fund Shares                                               ix
      Investment Performance of the Funds                                     x

                                     Part II

      Miscellaneous Investment Practices                                      2
      Management of the Trusts                                               15
      Portfolio Transactions and Brokerage                                   25
      Description of the Trusts and Ownership of Shares                      31
      How to Buy Shares                                                      34
      Net Asset Value and Public Offering Price                              35
      Reduced Sales Charges                                                  36
      Shareholder Services                                                   38
      Redemptions                                                            42
      Standard Performance Measures                                          44
      Income Dividends, Capital Gain Distributions and Tax Status            48
      Financial Statements                                                   50
      Appendix A - Description of Bond Ratings                               51
      Appendix B - Publications That May Contain Fund Information            53
      Appendix C - Advertising and Promotional Literature                    55
      Appendix D - Portfolio Composition of the Municipal Income,
                   Bond Income and California Funds                          59

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The following is a description of restrictions on the investments to be made by the Funds, some of which restrictions (which are marked with an asterisk) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

New England Star Advisers Fund
New England Star Advisers Fund (the "Star Advisers Fund") may not:

*(1) Purchase any security (other than U.S. Government securities) if , as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(6) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(7) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(9) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(10) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(11) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper).

*(12) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

New England Star Worldwide Fund
New England Star Worldwide Fund (the "Star Worldwide Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's trustees and certain Section 4(2) commercial paper);

*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments); or

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (12) above.

New England Star Small Cap Fund
New England Star Small Cap Fund (the "Star Small Cap Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(11) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's trustees and certain Section 4(2) commercial paper);

*(12) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments); or

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (11) above.

--------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

MANAGEMENT FEES

      Pursuant to separate advisory agreements, each dated August 30, 1996 for the Star Advisers and Star Worldwide Funds (in the case of the Star Advisers Fund, as amended May 9, 1997) and dated December 31, 1996 for the Star Small Cap Fund, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Funds and to provide a range of administrative services to the Funds. For the services described in the advisory agreements, the Star Worldwide and Star Small Cap Funds have each agreed to pay NEFM a management fee at the annual rate of 1.05% of the Fund's average daily net assets and the Star Advisers Fund has agreed to pay NEFM a management fee at the annual rate of 1.05% of the first $1 billion of the Fund's average daily net assets, and 1.00% of such assets in excess of $1 billion. Prior to May 9, 1997, the management fee rate paid by the Star Advisers Fund to NEFM was 1.05% of the Fund's assets.

      As explained in the Prospectus, the Star Advisers and Star Small Cap Funds' portfolios are each divided into four segments, and the Star Worldwide Fund's portfolio is divided into five segments.


      Pursuant to separate subadvisory agreements, NEFM has delegated responsibility for the investment and reinvestment of assets of the segments of the Star Advisers Fund's portfolio to four different subadvisers: Founders Asset Management, Inc. ("Founders"), Janus Capital Corporation ("Janus Capital"), Loomis, Sayles & Company, L.P. ("Loomis Sayles") and Harris Associates L.P. ("Harris"). The subadvisory agreement with Janus Capital is dated August 30, 1996. The subadvisory agreements with Founders, Loomis Sayles and Harris are dated October 17, 1997. For providing such subadvisory services to the Star Advisers Fund, NEFM pays Janus Capital for managing its segment a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average net assets of the segment that each manages and 0.50% of such assets in excess of $50 million. NEFM pays Harris, for providing subadvisory services to a segment of the Star Advisers Fund, a subadvisory fee at the annual rate of 0.65% of the first $50 million of average net assets it manages in its segment, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million. Harris voluntarily agreed to waive its entire subadvisory fee from July 25, 1997 to August 31, 1997. This waiver by Harris did not reduce the management fee paid by the Star Advisers Fund to NEFM during this period. NEFM paid the waived fees to Berger Associates, Inc. ("Berger"), the former subadviser to the segment of the Fund currently managed by Harris. NEFM pays Founders and Loomis Sayles subadvisory fees at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Star Advisers Fund that each manages, 0.50% of the next $50 million of such assets and 0.475% of such assets in excess of $250 million.


      Pursuant to separate subadvisory agreements, NEFM has delegated responsibility for the investment and reinvestment of the assets of the segments of the Star Worldwide Fund's portfolio to four different subadvisers. The subadvisers of the Star Worldwide Fund are Harris, which manages two of the five segments, and Founders, Janus Capital and Montgomery Asset Management, LLC ("Montgomery"), each of which manage one of the five segments. The subadvisory agreements with Harris, Founders and Janus Capital are each dated August 30, 1996. The subadvisory agreement with Montgomery is dated July 31, 1997. NEFM pays each subadviser a subadvisory fee for managing its segment or segments of the portfolio at the annual rate of 0.65% of the average daily net assets of each such segment up to $50 million, 0.60% of the next $50 million of such assets and 0.55% of such assets in excess of $100 million; except that Montgomery's fee is at the annual rate of 0.90% of the average daily net assets of its segment of the portfolio up to $25 million, 0.70% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million. Montgomery agreed to waive 0.15% of its subadvisory fee through June 30, 1996.

      Pursuant to separate subadvisory agreements, NEFM has delegated responsibility for the investment and reinvestment of the assets of each segment of the Star Small Cap Fund's portfolio to a different subadviser. The subadvisers of the Star Small Cap Fund are Montgomery, Robertson, Stephens & Company Investment Management, L.P. ("Robertson Stephens"), Loomis Sayles and Harris, each of which manage one of the four segments. The subadvisory agreements with Robertson Stephens, Loomis Sayles and Harris are each dated August 30, 1996. The subadvisory agreement with Montgomery is dated July 31, 1997. NEFM pays Robertson

Stephens and Loomis Sayles a separate subadvisory fee at an annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that each such subadviser manages, and 0.50% of such assets in excess of $50 million. NEFM pays Montgomery a subadvisory fee at an annual rate of 0.65% of the first $50 million of the average daily net assets of the segment that Montgomery manages, and 0.50% of such assets in excess of $50 million. NEFM pays Harris Associates a subadvisory fee at the annual rate of 0.70% of the average daily net assets of the segment of the Fund that Harris Associates manages.


      Management fees for the Star Advisers Fund (before the voluntary fee reduction described below) for the fiscal years ended December 31, 1995, 1996 and 1997 were $3,599,730, $6,821,099 and $___________, respectively.

      Management fees for the Star Worldwide Fund for the fiscal years ended December 31, 1996 and 1997 were $780,469 and $________ respectively. The Fund commenced operations on December 29, 1995.

         For the Star Advisers Fund, NEFM paid $796,201 and $____________; $884,453 and $__________; $835,227 and $________; and $832,262 and $____________
in subadvisory fees to Berger, Founders, Janus Capital and Loomis Sayles, respectively, for the fiscal years ended December 31, 1996 and 1997.

      For the Star Worldwide Fund, NEFM paid $192,641 and $__________; $95,549 and $___________; $102,157 and $___________; and $122,665 and $__________ in
subadvisory fees to Harris, Founders, Janus Capital and Montgomery, respectively, for the fiscal years ended December 31, 1996 and 1997. Without the voluntary fee waiver described above, NEFM would have paid Montgomery $128,198 in subadvisory fees for the fiscal year ended December 31, 1996.


      Prior to July 31, 1997, Montgomery Asset Management, L.P. served as subadviser to the segments of the Star Worldwide and Star Small Cap Funds currently managed by Montgomery, pursuant to subadvisory agreements providing for the same management and subadvisory fees as are currently in effect in the subadvisory agreements with Montgomery.


      Prior to August 30, 1996, NEFM served as adviser to the Star Advisers and Star Worldwide Funds, and the Star Advisers and Star Worldwide Funds' current subadvisers (with the exception of Harris Associates and its segment of the Star Advisers Fund) served as subadvisers to those Funds, pursuant to advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for the Funds. Prior to January 2, 1996, New England Investment Companies, L.P. ("NEIC") served as adviser to the Star Advisers Fund, and the Fund's current subadvisers (with the exception of Harris Associates) served as subadvisers to the Fund, in each case pursuant to separate advisory and separate subadvisory agreements providing for management and subadvisory fees at the same rates as are currently in effect for the Funds. Prior to July 25, 1997, Berger served as subadviser to the segment of the Star Advisers Fund currently managed by Harris, pursuant to a subadvisory agreement providing for a management and subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Star Advisers Fund that it managed, and 0.50% of such assets in excess of $50 million. From July 25, 1997 to October 17, 1997, Harris served as the subadviser to the segment of the Star Advisers Fund that it currently manages pursuant to an interim subadvisory agreement providing for a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Star Advisers Fund that it managed, 0.50% of the next $200 million of such assets and 0.475% of such assets in excess of $250 million.


      For the period from the commencement of the Star Advisers Fund's operations on July 7, 1994 until December 31, 1994, NEIC and the subadvisers of the Star Advisers Fund voluntarily agreed to reduce their compensation. As a result of this voluntary agreement, the compensation paid by the Fund to NEIC for this period was at the annual rate of 1.00% of the Fund's average daily net assets, and the compensation paid by NEIC to each subadviser was at the annual rate of 0.50% of the average daily net assets of the segment of the Fund's portfolio managed by that subadviser.

      For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

BROKERAGE COMMISSIONS


      For the fiscal years ended December 31, 1995, 1996 and 1997, brokerage transactions for the Star Advisers Fund aggregating $191,214,413, $136,608,000 and $_____________, respectively, were allocated to brokers providing research services, and $614,183, $169,415 and $____________, respectively, in commissions were paid on these transactions. For the fiscal years ended December 31, 1995, 1996 and 1997, the Fund paid total brokerage commissions of $614,183, $1,428,492 and $___________, respectively. For the period December 29, 1995 (commencement of operations) to December 31, 1996 and for the fiscal year ending December 31, 1997, brokerage transactions for the Star Worldwide Fund aggregating $39,348,000 and $____________, respectively, were allocated to brokers providing research services and $29,778 and $__________, respectively, in commissions were paid on these transactions. For the period December 29, 1995 to December 31, 1996 and for the fiscal year ending December 31, 1997, the Fund paid total brokerage commissions of $402,403 and $__________, respectively.

      For the period December 31, 1996 (commencement of operations) to December 31, 1997, brokerage transactions for the Star Small Cap Fund aggregating $__________ were allocated to brokers providing research services and $________ in commissions were paid on these transactions. For the period December 31, 1996 to December 31, 1997, the Funds paid total brokerage commissions of $___________.


      For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

      As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Star Advisers and Star Worldwide Funds during the fiscal years ended December 31, 1994, 1995 and 1996 (The Star Small Cap Fund commenced operations on December 31, 1996):


       Fund                     1995           1996         1997

Star Advisers Fund*           $404,530       $711,078      $967,853  (Class A)
                            $1,458,476     $2,916,149    $4,220,821  (Class B)
                              $327,977       $627,802      $875,440  (Class C)

Star Worldwide Fund**              ---        $85,683      $261,744  (Class A)
                                   ---       $305,294    $1,037,171  (Class B)
                                   ---        $95,265      $241,824  (Class C)

Star Small Cap Fund***             ---                      $79,699  (Class A)
                                   ---                     $304,818  (Class B)
                                   ---                      $86,522  (Class C)

*     The Star Advisers Fund commenced operations on July 7, 1994.
**    The Star Worldwide Fund commenced operations on December 29, 1995.
***   The Star Small Cap Fund commenced operations on December 31, 1996.

      During the fiscal year ended December 31, 1997, expenses relating to each Fund's 12b-1 plans were as follows:

Star Advisers Fund


(Class A shares)
Compensation to Investment Dealers                                      $967,192
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $197,834
                               TOTAL                                  $1,165,026

(Class B shares)
Compensation to Investment Dealers                                    $4,060,843
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $218,738
                               TOTAL                                  $4,279,581

(Class C shares)
Compensation to Investment Dealers                                      $875,440
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $136,664
                               TOTAL                                  $1,012,104


Star Worldwide Fund


(Class A shares)
Compensation to Investment Dealers                                      $262,518
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $136,794
                               TOTAL                                    $399,312

(Class B shares)
Compensation to Investment Dealers                                    $2,186,649
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $169,174
                               TOTAL                                  $2,355,823

(Class C shares)
Compensation to Investment Dealers                                      $241,824
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $114,255
                               TOTAL                                    $356,079

Star Small Cap Fund

(Class A shares)
Compensation to Investment Dealers                                       $80,201
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $133,158
                               TOTAL                                    $213,359

(Class B shares)
Compensation to Investment Dealers                                    $1,707,685
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $146,606
                               TOTAL                                  $1,854,291

(Class C shares)
Compensation to Investment Dealers                                       $86,522
Compensation to Distributor's Sales Personnel
      and Other Related Costs                                           $103,896
                               TOTAL                                    $190,418

      Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the
Distributor: $592,627 relating to the Class A shares, $2,168,693 relating to the Class B shares and $101,374 relating to the Class C shares of the Star Advisers Fund; and $151,096 relating to the Class A shares, $1,058,356 relating to the Class B shares and $18,050 relating to the Class C shares of the Star Worldwide Fund; and $42,020 relating to the Class A shares, $915,935 relating to the Class B shares and $8,154 relating to the Class C shares of the Star Small Cap Fund. New England Securities paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------


         As of March 26, 1998, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the following Funds:

Star Advisers Fund
Class Y shares         New England Mutual Life Ins. Co.            71.98%
                       Separate Investment Accounting
                       Attn:  Victor Soohoo
                       501 Boylston Street - 6th Floor
                       Boston, MA  02116-3706

                       Metropolitan Life Insurance Co.             14.87%
                       C/O GADC - Gerald Hart - Agency
                       Operations NELICO
                       501 Boylston Street - 10th Floor
                       Boston, MA  02116-3706

                       New England Life Insurance Co.              11.37%
                       Insurance Acctg & Reporting
                       Attn:  Michael Crowley
                       501 Boylston Street - 6th Floor
                       Boston, MA  02116-3706

Star Small Cap Fund
Class B shares

Class C shares

--------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUNDS
--------------------------------------------------------------------------------


                      Performance Results - Percent Change*
                         For The Periods Ended 12/31/97


Star Advisers Fund



                                                   Aggregate                            Average Annual
                                                 Total Return                            Total Return
                                      ------------------------------------     ----------------------------------
                                                             Since                           Since
Class A shares:  As a % of                1 Year            7/7/94**                       7/7/94**
-------------------------------------
Net Asset Value
Maximum Offering Price

                                                   Aggregate                             Average Annual
                                                 Total Return                             Total Return
                                      ------------------------------------     -----------------------------------
                                                             Since                           Since
Class B shares:  As a % of                1 Year            7/7/94**                        7/7/94**
-------------------------------------
Net Asset Value
Redemption at End of Period

                                                   Aggregate                             Average Annual
                                                 Total Return                             Total Return
                                      ------------------------------------     -----------------------------------
                                                             Since                           Since
Class C shares:  As a % of                1 Year            7/7/94**                        7/7/94**
-------------------------------------
Net Asset Value

                                                   Aggregate                              Annualized
                                                 Total Return                            Total Return
                                      ------------------------------------     ---------------------------------
                                                        Since 11/15/94**                    Since
Class Y shares:  As a % of                 1 Year                                         11/15/94**
-------------------------------------
Net Asset Value

Star Worldwide Fund
                                                   Aggregate                            Average Annual
                                                 Total Return                            Total Return
                                      ------------------------------------     ---------------------------------
                                                             Since                          Since
Class A shares:  As a % of                1 Year           12/29/95**                     12/29/95**
-------------------------------------
Net Asset Value
Maximum Offering Price

                                                   Aggregate                            Average Annual
                                                 Total Return                            Total Return
                                      ------------------------------------     ----------------------------------
                                                             Since                           Since
Class B shares:  As a % of                1 Year           12/29/95**                     12/29/95**
-------------------------------------
Net Asset Value


Redemption at End of Period

                                                   Aggregate                              Annualized
                                                 Total Return                            Total Return
                                      ------------------------------------     ----------------------------------
                                                             Since                           Since
Class C shares:  As a % of                1 Year           12/29/95**                     12/29/95**
-------------------------------------
Net Asset Value

Star Small Cap Fund
                                                   Aggregate                            Average Annual
                                                 Total Return                            Total Return
                                      ------------------------------------     ---------------------------------
                                                             Since                          Since
Class A shares:  As a % of                1 Year           12/31/96**                     12/31/96**
-------------------------------------
Net Asset Value
Maximum Offering Price

                                                   Aggregate                            Average Annual
                                                 Total Return                            Total Return
                                      ------------------------------------     ----------------------------------
                                                             Since                           Since
Class B shares:  As a % of                1 Year           12/31/96**                     12/31/96**
-------------------------------------
Net Asset Value
Redemption at End of Period

                                                   Aggregate                              Annualized
                                                 Total Return                            Total Return
                                      ------------------------------------     ----------------------------------
                                                             Since                           Since
Class C shares:  As a % of                1 Year           12/31/96**                     12/31/96**
-------------------------------------
Net Asset Value


* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

**    Commencement of Fund operations or offering of specified class of shares.

      The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than this original cost.

[NEW ENGLAND FUNDS LOGO](R)

  NEW ENGLAND FUNDS(R)

Where The Best Minds Meet
--------------------------------------------------------------------------------
NEW ENGLAND FUNDS TRUST I
NEW ENGLAND FUNDS TRUST II
NEW ENGLAND FUNDS TRUST III

Statement of Additional Information -- PART II


May 1, 1998

      The following information applies generally to the funds listed below (the "Funds" and each a "Fund"). The Funds constitute all of the series of New England Funds Trust I, New England Funds Trust II and New England Funds Trust III (the "Trusts" and each a "Trust"). In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement") as well as in the Prospectuses of the Funds dated May 1, 1998 for Class A, Class B and Class C shares and May 1, 1998 for Class Y shares (the "Prospectus" or "Prospectuses"). The following Funds are described in this Statement:


Series of New England Funds Trust I

New England Capital Growth Fund                   (the "Capital Growth Fund")
New England Balanced Fund                         (the "Balanced Fund")
New England Growth Fund                           (the "Growth Fund")
New England International Equity Fund             (the "International Equity Fund")
New England Star Advisers Fund                    (the "Star Advisers Fund")
New England Star Worldwide Fund                   (the "Star Worldwide Fund")
New England Star Small Cap Fund                   (the "Star Small Cap Fund")
New England Value Fund                            (the "Value Fund")
New England Government Securities Fund            (the "Government Securities Fund")
New England Strategic Income Fund                 (the "Strategic Income Fund")
New England Bond Income Fund                      (the "Bond Income Fund")
New England Municipal Income Fund                 (the "Municipal Income Fund")

Series of New England Funds Trust II


New England Growth Opportunities Fund             (the "Growth Opportunities Fund")
New England Limited Term U.S. Government Fund     (the "Limited Term U.S. Government Fund")
New England Adjustable Rate U.S. Government Fund  (the "Adjustable Rate Fund")
New England High Income Fund                      (the "High Income Fund")
New England Massachusetts Tax Free Income Fund    (the "Massachusetts Fund")
New England Intermediate Term Tax Free Fund       (the "California Fund')
   of California
New England Tax Free Income Fund of New York      (the "New York Fund")


Series of New England Funds Trust III
-------------------------------------

New England Equity Income Fund                    (the "Equity Income Fund")

--------------------------------------------------------------------------------
                       MISCELLANEOUS INVESTMENT PRACTICES
--------------------------------------------------------------------------------

      The following information relates to certain investment practices in which certain Funds may engage. The table below indicates which Funds may engage in each of these practices.

Practices                                  Funds
Loans of Portfolio Securities              Government Securities Fund
                                           Bond Income Fund
                                           Limited Term U.S. Government Fund
                                           High Income Fund
                                           Adjustable Rate Fund
                                           International Equity Fund
                                           Star Advisers Fund
                                           Star Worldwide Fund
                                           Star Small Cap Fund
                                           Strategic Income Fund
                                           Equity Income Fund

U.S. Government Securities                 All Funds

When-Issued Securities                     Star Advisers Fund
                                           Star Worldwide Fund
                                           Star Small Cap Fund
                                           Government Securities Fund
                                           Bond Income Fund
                                           Municipal Income Fund
                                           High Income Fund
                                           Limited Term U.S. Government Fund
                                           California Fund
                                           Massachusetts Fund
                                           New York Fund
                                           Adjustable Rate Fund
                                           Strategic Income Fund
                                           International Equity Fund
                                           Equity Income Fund

Repurchase Agreements                      All Funds

Zero Coupon Securities                     All Funds

Convertible Securities                     Value Fund
                                           Balanced Fund
                                           Growth Opportunities Fund
                                           High Income Fund
                                           International Equity Fund
                                           Capital Growth Fund
                                           Star Advisers Fund
                                           Star Worldwide Fund
                                           Star Small Cap Fund
                                           Strategic Income Fund
                                           Bond Income Fund
                                           Equity Income Fund

Tax Exempt Bonds                           Municipal Income Fund
                                           California Fund
                                           Massachusetts Fund

                                           New York Fund

State Tax Exempt Securities                California Fund
                                           Massachusetts Fund
                                           New York Fund

Short Sales                                Star Worldwide Fund
                                           Star Small Cap Fund

Futures, Options and Swap Contracts        Government Securities Fund
                                           Municipal Income Fund
                                           Limited Term U.S. Government Fund
                                           International Equity Fund
                                           Star Advisers Fund
                                           Star Worldwide Fund
                                           Star Small Cap Fund
                                           California Fund
                                           New York Fund
                                           Strategic Income Fund
                                           Bond Income Fund
                                           High Income Fund
                                           Massachusetts Fund
                                           Growth Opportunities Fund
                                           Equity Income Fund

Foreign Currency Hedging Transactions      International Equity Fund
                                           Balanced Fund
                                           Capital Growth Fund
                                           Value Fund
                                           Star Advisers Fund
                                           Star Worldwide Fund
                                           Star Small Cap Fund
                                           Strategic Income Fund
                                           Bond Income Fund
                                           Equity Income Fund

Loans of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I of this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the boards of trustees of the Trusts or persons acting pursuant to the direction of the boards.

      These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. Government securities:

o U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

o "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

o "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

      U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.


When-Issued Securities. A Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to set aside with the Trust's custodian cash or liquid securities eligible for purchase by a Fund in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. A Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).


Repurchase Agreements. A Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.


Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Convertible Securities. The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Tax Exempt Bonds. The Fund may invest in tax exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in the Prospectus.

      The Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users.

      The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

      Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

      The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Group ("Standard & Poor's" or "S&P") represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.

      Obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

      From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by the Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

      All debt securities, including tax exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt bonds at the end of each calendar quarter.

State Tax Exempt Securities. The Fund may invest in "State Tax Exempt Securities" which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of the Fund's named state, their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). The Fund may invest more than 25% of the value of its total assets in such bonds, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, as described in the Fund's Prospectus, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a fundamental policy of the Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than State Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.

      In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities (for example, U. S. territories) if such debt obligations generate interest income which is exempt from federal income tax and State personal income taxes (other than any alternative minimum taxes).

      There are, of course, variations in the quality of State Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

      The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and Standard and Poor's represent their opinions as to the quality of the State Tax Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

      The Fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

      Securities in which the Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the State legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.

      The Fund's named state and certain of its cities and towns and public bodies have from time to time encountered financial difficulties which have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Fund.

Short Sales. The Star Small Cap and Star Worldwide Funds may engage in short sales if it owns (or has the right to acquire without further consideration) the security it has sold, a practice known as selling short "against the box." Each Fund may engage in short sales of securities in order to profit from an anticipated decline in the value of a security or may also engage in short sales to attempt to limit its exposure to a decline in the value of its portfolio securities. In a short sale, the Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is then obligated to replace the security borrowed by delivering such security to the broker-dealer. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends paid on the security sold short and may also be required to pay a premium to the broker-dealer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to the broker-dealer the securities sold short. To secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of (a) the securities sold short, (b) securities convertible into or exchangeable for such securities without the payment of additional consideration or (c) cash or certain liquid assets. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing, on the open market, and delivering to the broker-dealer an equal amount of the securities sold short, or, if such securities are owned by the Fund, by delivering from its portfolio an equal amount of the securities sold short.

      Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. If the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. The Fund will also incur transaction costs in connection with short sales. Certain provisions of the Code may limit the degree to which the Fund is able to enter into short sales. The Star Small Cap and Star Worldwide Funds currently expect that no more than 25% and 20% of their total assets, respectively, would be involved in short sales.

Futures, Options and Swap Contracts

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.

      When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

      Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

      Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

      An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

      A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

      A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

      If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

      Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

      The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the

Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

      Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

      As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

      The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

      The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

      The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

      Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transactions costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

      The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

      All call options written by the Fund on foreign currencies will be "covered." A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Swap Contracts. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

      The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

      The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

      Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

      Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

      An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the International Equity Fund purchases foreign stock index futures.

      The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

      Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-Counter Options. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

      The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting the Government Securities Fund from investing more than 15% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds
(ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although Back Bay Advisors, L.P. ("Back Bay Advisors"), the Government Securities Fund's subadviser, does not believe that over-the-counter options on U.S. Government securities are generally illiquid, the Fund has agreed that pending resolution of this issue it will conducts its operations in conformity with the views of the SEC staff on such matters.

      Back Bay Advisors has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Back Bay Advisors. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

Economic Effects and Limitations. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax exempt bonds for that purpose.

      The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Foreign Currency Hedging Transactions. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or liquid securities eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" above.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE TRUSTS
--------------------------------------------------------------------------------

Trustees

      Trustees of the Trusts and their ages (in parentheses), addresses and principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR.--Trustee (57); 79 John F. Kennedy Street, Cambridge, MA
      02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (52); 452 Fifth Avenue, New York, NY 10018; President and CEO, Cain Brothers & Company, Incorporated (investment banking); formerly, Trustee, Universal Health Realty Income Trust; Chairman, Inter Fish, Inc. (an aqua culture venture in Barbados).

KENNETH J. COWAN -- Trustee (65); One Beach Drive, S.E. #2103, St. Petersburg,
      Florida 33701; Retired; Director, A Young Woman's Residence; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; Director, Neworld Bank for Savings and Neworld Bancorp.


RICHARD DARMAN - Trustee (54); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
      20004; Partner, and former Managing Director, The Carlyle Group (investments); Public Service Professor, Harvard Graduate School of Government; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Genesis Cable (cable communications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; former Director, HighwayMaster Communications (mobile communications); former Director, Sequana Therapeutics (biotechnology).


SANDRA O. MOOSE -- Trustee (55); 135 E. 57th Street, New York, NY 10022; Senior
      Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER* -- Trustee and President (54); President, Chief Executive
      Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P. ("NEFM"); Director, Back Bay Advisors, Inc. ("BBAI"); Director, Maine Bank & Trust Company; formerly, Director, New England Securities Corporation ("New England Securities").

JOHN A. SHANE -- Trustee (64); 200 Unicorn Park Drive, Woburn, Massachusetts
      01801; President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners L.P.; Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medial magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management).

--------
* Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940 Act").

PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee
      (50); President and Chief Executive Officer, New England Investment Companies, L.P. ("NEIC") and NEIC Operating Partnership, L.P. ("NEICOP"); Chairman of the Board and Director, President and Chief Executive Officer, New England Investment Companies, Inc. ("NEIC Inc."); Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; formerly, Director, New England Life Insurance Company ("NELICO"); Group Executive Vice President, Bank of America (Los Angeles); Group Head of International Banking, Trading and Securities, Security Pacific National Bank and Chief Executive Officer, Security Pacific Investment Group.


PENDELTON P. WHITE -- Trustee (66); 6 Breckenridge Lane, Savannah, Georgia
      31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

Officers

      Officers of the Trusts, in addition to Messrs. Schmelzer and Voss, and their ages (in parentheses) and principal occupations during the past five years are as follows:

BRUCE R. SPECA -- Vice President (41); Executive Vice President, NEF
      Corporation; Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM.


FRANK NESVET -- Treasurer (54); Senior Vice President and Chief Financial
      Officer, NEF Corporation ; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation (mutual fund and unit investment trust sponsor).

JOHN E. PELLETIER -- Secretary and Clerk (33); Senior Vice President and
      General Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM; formerly, Senior Vice President and General Counsel, Fund Distributor, Inc.; Counsel, The Boston Company Advisors, Inc.; Associate, Ropes and Gray.


      Each person listed above holds the same position(s) with all three Trusts. Previous positions during the past five years with NELICO or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. Each of the Trusts' trustees is also a trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

      The Trusts pay no compensation to their officers or to their trustees who are interested persons thereof.


      Each trustee who is not an interested person of the Trusts receives, in the aggregate for serving on the boards of the Trusts and New England Cash Management Trust and New England Tax Exempt Money Market Trust (all five trusts collectively, the "New England Funds Trusts"), comprising as of May 1, 1998 a total of 23 mutual fund portfolios, a retainer fee at the annual rate of [$] and meeting attendance fees of [$] for each meeting of the boards he or she attends and [$] for each meeting he or she attends of a committee of the board of which he or she is a member. Each committee chairman receives an additional retainer fee at the annual rate of [$]. These fees are allocated among the Funds and the three other mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the net assets of each fund.


      During the fiscal year ended December 31, 1997, the persons who were then trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving on the governing boards of the other New England Funds Trusts.

                                                                                  Pension or
                             Aggregate         Aggregate         Aggregate        Retirement                         Total
                           Compensation      Compensation       Compensation       Benefits       Estimated      Compensation
                               from              from             from New        Accrued as       Annual        from the New
                            New England       New England      England Funds     Part of Fund     Benefits       England Funds
                           Funds Trust I    Funds Trust II       Trust III         Expenses         Upon            Trusts
    Name of Trustee           in 1997           in 1997           in 1997          in 1997       Retirement         in 1997
    ---------------           -------           -------           -------          -------       ----------         -------
Graham T. Allison, Jr.    $                $                  $                 $               $              $
Daniel M. Cain            $                $                  $                 $               $              $
Kenneth J. Cowan          $                $                  $                 $               $              $
Richard Darman            $                $                  $                 $               $              $
Sandra O. Moose           $                $                  $                 $               $              $
John A. Shane             $                $                  $                 $               $              $
Pendleton P. White        $                $                  $                 $               $              $


      The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.


     At February 2, 1998, the officers and trustees of each Trust as a group owned less than 1% of the outstanding shares of each Fund.


Advisory and Subadvisory Agreements

      Each Fund's advisory agreement between the Fund and NEFM (between the Fund and Capital Growth Management Limited Partnership ("CGM"), in the case of the Growth Fund) provides that the adviser (NEFM or CGM) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

      Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Each Fund (except the Growth Fund) also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

      Each Fund's advisory agreement and (except in the case of the Growth Fund) each Fund's subadvisory agreement between NEFM and the subadviser that manages the Fund (or, in the case of the Star Advisers, Star Worldwide and Star Small Cap Funds, each subadvisory agreement between NEFM and the subadviser that manages a segment or segments of the Fund's portfolio) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory or subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the trustees of the relevant Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each advisory and subadvisory agreement may be terminated without penalty by vote of the board of trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

      Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


      NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of NEIC Holdings, Inc. ("NEIC Holdings"), which in turn is a wholly-owned subsidiary of NEIC Operating Partnership, L.P. ("NEICOP"). NEF Corporation is also the sole general partner of New England Funds, L.P., the distributor of the Funds, and the sole shareholder of New England Funds Service Corporation ("NEFSCO"), the transfer and dividend disbursing agent of the Funds. NEICOP owns the entire limited partnership interest in each of NEFM and New England Funds, L.P.

      NEICOP's managing general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a mutual life insurance company ("MetLife"). MetLife owns directly 46% (and in the aggregate, directly and indirectly, 47%) of the outstanding limited partnership interests in NEICOP. NEICOP's advising general partner, New England Investment Companies, L.P. ("NEIC"), is a publicly-traded company listed on the New York Stock Exchange. New England Investment Companies, Inc. is the sole general partner of NEIC. NEICOP's 14 principal subsidiary or affiliated asset management firms, collectively, had more than $120 billion of assets under management as of September 30, 1997.

      Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, BBAI, is a wholly-owned subsidiary of NEIC Holdings. NEICOP owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors provides investment management services to institutional clients, including other registered investment companies and accounts of NELICO and its affiliates. Back Bay Advisors specializes in fixed-income management and currently manages over $__ billion in total assets.

      Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Funds' portfolios. Loomis Sayles provides investment advice to numerous other institutional and individual clients. These clients include some accounts of NELICO and MetLife and their affiliates. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of NEIC Holdings. NEICOP owns the entire limited partnership interest in Loomis Sayles.

      CGM is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. NEICOP owns a majority limited partnership interest in CGM. Prior to March 1, 1990, the Growth Fund was managed by Loomis Sayles' Capital Growth Management Division. On March 1, 1990, Loomis Sayles reorganized its Capital Growth Management Division into CGM. In addition to advising the Growth Fund, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, New England Zenith Fund's Capital Growth Series and New England Variable Annuity Fund I. CGM also provides investment advice to other mutual funds and other institutional and individual clients.

      Westpeak Investment Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients, including accounts of NELICO and its affiliates. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of NEIC Holdings. NEICOP owns the entire limited partnership interest in Westpeak.




      Founders Asset Management, Inc. ("Founders") was organized in 1938. It serves as investment adviser to the Founders mutual funds as well as to private accounts. Bjorn K. Borgen, Chief Executive Officer of Founders, owns all of the stock of Founders.


      Janus Capital Corporation ("Janus Capital") serves as investment adviser to the Janus mutual funds and to other mutual funds, individual, charitable, corporate and retirement accounts. KCSI owns approximately __% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately __% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board.

      Harris Associates, L.P. ("Harris") was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates, L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris is a limited partnership whose sole general partner is Harris Associates, Inc., a wholly-owned subsidiary of NEIC Holdings. Harris was acquired by NEIC Holdings in 1995. Harris also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.


      Montgomery Asset Management, LLC ("Montgomery"), a Delaware limited liability company, was formed in 1997 as an investment adviser. Montgomery is the successor to Montgomery Asset Management, L.P., a California limited partnership formed in 1990. On July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to Montgomery. Montgomery is a wholly-owned subsidiary of Commerzbank AG, a German commercial bank.


      Robertson, Stephens & Company Investment Management, L.P. ("Robertson Stephens"), a California limited partnership, was formed in 1993. Prior to October 1, 1997, the general partner of Robertson Stephens was Robertson, Stephens & Company, Inc., and the principal limited partner was Robertson, Stephens & Company Group, L.L.C. On

October 1, 1997 Robertson, Stephens & Company Group, L.L.C. and Robertson, Stephens & Company, Inc. became wholly-owned subsidiaries of BankAmerica Corporation, a global financial services company. Robertson Stephens and its affiliates have in excess of $__ billion under management in public and private investment funds.


      Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds for which Back Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The Trusts' trustees are of the view that the benefits of retaining Back Bay Advisors as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.


      Certain officers of Loomis Sayles have responsibility for the management of other client portfolios. The Pasadena office of Loomis Sayles buys and sells portfolio securities for the Value and Balanced Funds, the Detroit office buys and sells portfolio securities for the segments of the Star Advisers and Star Small Cap Funds' portfolios that are managed (or subadvised) by Loomis Sayles, the Boston office buys and sells portfolio securities for the Strategic Income Fund and the International Equity Fund and the New York office buys and sells portfolio securities for the High Income Fund and the Equity Income Fund. These offices buy and sell securities independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Value, Balanced, Star Advisers, Star Small Cap, High Income, Strategic Income, Equity Income and International Equity Funds also invest. If one of these Funds and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the Trusts' trustees that the desirability of retaining Loomis Sayles as subadviser for the Strategic Income, Value, Balanced, Star Advisers, Star Small Cap, High Income, Equity Income and International Equity Funds outweighs the disadvantages, if any, which might result from these practices.


      The segments of the Star Advisers and Star Worldwide Funds managed by Founders and one or more of the other mutual funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for the segments of the Funds advised by Founders and other funds or clients advised by Founders arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Funds and other clients in a manner deemed equitable to all by Founders. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Funds. However, the ability of the Funds to participate in volume transactions may possibly produce better executions for the Funds in some cases. It is the opinion of the trustees of the Trusts that the desirability of retaining Founders as a subadviser to the Star

Advisers and Star Worldwide Funds outweighs the disadvantages, if any, which might result from these procedures.

      Janus Capital performs investment advisory services for other mutual funds, individual, charitable, corporate and retirement accounts, as well as for its segments of the portfolios of the Star Advisers and Star Worldwide Funds. Although the overall investment objectives of the Funds may differ from the objectives of the other investment accounts and other funds served by Janus Capital, there may be securities that are suitable for the portfolio of the Funds as well as for one or more of the other funds or the other investment accounts. Therefore, purchases and sales of the same investment securities may be recommended for the Funds and for one or more of the other funds or other investment accounts. To the extent that the Funds and one or more of the other funds or other investment accounts seek to acquire or sell the same security at the same time, either the price obtained by the Funds or the amount of securities that may be purchased or sold by the Funds at one time may be adversely affected. In such cases, the purchase and sale transactions are allocated among the Funds, the other funds and the other investment accounts in a manner believed by the management of Janus Capital to be equitable to each. It is the opinion of the trustees of the Trusts that the desirability of retaining Janus Capital as a subadviser to the Star Advisers and Star Worldwide Funds outweighs the disadvantages, if any, which might result from these procedures.


      Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which the Growth Opportunities Fund and the Capital Growth Fund also may invest. When the Funds and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Trusts. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees of the Trusts that the desirability of retaining Westpeak as subadviser for the Funds outweighs the disadvantages, if any, which might result from these practices.


      Certain officers and employees of Harris have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris) that may invest in securities in which the Star Advisers, Star Worldwide and/or Star Small Cap Funds may invest. Where Harris determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Harris will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Star Advisers, Star Worldwide and Star Small Cap Funds to participate in larger volume transactions in this manner will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold. The trustees of the Trusts are of the view that the benefits of retaining Harris as a subadviser to the Star Advisers, Star Worldwide and Star Small Cap Funds outweigh the disadvantages, if any, that might result from participating in such transactions.

      In addition to managing segments of the Star Worldwide and Star Small Cap Funds' portfolios, Montgomery serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Montgomery may effect purchases and sales of the same investment securities for the Star Worldwide and/or Star Small Cap Funds and for one or more other investment accounts. In such cases, it will be the practice of Montgomery to allocate the purchase and sale transactions among the Funds and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Funds and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the

Funds and each account, the size of investment commitments generally held by the Funds and each account and the opinions of the persons at Montgomery responsible for selecting investments for the Funds and the accounts. It is the opinion of the trustees of the Trusts that the desirability of retaining Montgomery as a subadviser to the Star Worldwide and Star Small Cap Funds outweighs the disadvantages, if any, which might result from these procedures.

      Investment decisions for its segment of the Star Small Cap Fund and for other investment advisory clients of Robertson Stephens and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens' opinion is equitable to each and in accordance with the amount being purchased or sold by each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens employs staffs of portfolio managers who draw upon a variety of resources, including Robertson Stephens & Company, Inc., for research information. It is the opinion of the trustees of the Trusts that the desirability of retaining Robertson Stephens as a subadviser to the Star Small Cap Fund outweighs the disadvantages, if any, which could result from these procedures.

      Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, New England Funds, L.P. serves as the general distributor of each class of shares of the Funds. Under these agreements, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

      New England Funds, L.P. is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the Prospectus.

      As described in the Prospectuses, each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the relevant Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

      Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the relevant Trust shall be committed to the discretion of such disinterested persons.

      New England Funds, L.P. has entered into selling agreements with investment dealers, including New England Securities, an affiliate of New England Funds, L.P., for the sale of the Funds' shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934. New England Funds, L.P. may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEICOP. NEIA may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares.


      The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

      The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and
(ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).


      With the exception of New England Funds, L.P., New England Securities and their direct and indirect corporate parents (NEICOP and MetLife), no interested person of the Trusts nor any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.


      Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

      New England Funds, L.P. controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the distributor, New England Funds Trust I, New England Funds Trust II, New England Funds Trust III or the affected Fund may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Cash Management Trust and New England Tax Exempt Money Market Trust.


      During the years ended December 31, 1995, 1996 and 1997, New England Funds, L.P. received commissions on the sale of Class A shares of New England Funds Trust I aggregating $8,779,918, $10,735,444 and $_______________, respectively, of which $7,706,937, $9,418,244 and $___________, respectively, was allowed to other securities dealers and the balance retained by New England Funds, L.P. During the years ended December 31, 1995, 1996 and 1997, New England Funds, L.P. received CDSCs on the redemption of Class A and Class B shares of New England Funds Trust I aggregating $899,482, $1,256,009 and $____________, respectively, of which $879,085, $1,236,000 and $___________, respectively, was paid to FEP Capital, L.P. and the balance retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from New England Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust I.

      During the years ended December 31, 1995, 1996 and 1997, New England Funds, L.P. received commissions on the sale of the Class A shares of New England Funds Trust II aggregating $1,913,291, $1,674,883 and $_________, respectively, of which $1,752,050, $1,429,970 and $___________, respectively, were reallowed to other securities dealers and the balance retained by New England Funds, L.P. During the years ended December 31, 1995, 1996 and 1997, New England Funds, L.P. received CDSCs on the redemption of Class A and Class B shares of New England Funds Trust II aggregating $234,390, $318,167 and $_____________, respectively, of which $173,421, $313,465 and $__________, respectively was paid to FEP Capital, L.P. and the balance retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from New England Funds Trust II's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust II.

      During the years ended December 31, 1995, 1996 and 1997, New England Funds, L.P. received commissions on the sales of the Class A shares of New England Funds Trust III aggregating $-0-, $-0- and $__________, respectively, of which $-0-, $-0- and $__________, respectively, were reallowed to other securities dealers and the balance retained by New England Funds, L.P. During the years ended December 31, 1995, 1996 and 1997, New England Funds, L.P. received CDSCs on the redemption of Class A and Class B shares of New England Funds Trust III aggregating $-0-, $-0- and $__________, respectively, of which $-0-, $-0- and $__________, respectively, was paid to FEP Capital, L.P. and the balance retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from New England Funds Trust III's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust III.


      Proceeds from the CDSC on Class A shares are paid to New England Funds, L.P. and are used by New England Funds, L.P. to defray the expenses for services New England Funds, L.P. provides the Trust. Proceeds from the CDSC on Class B shares are paid to New England Funds, L.P. and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between New England Funds, L.P. and FEP Capital, L.P.



      Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.


      Independent Accountants. The Trusts' independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants of each Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended December 31, 1997 and incorporated by reference into this Statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of such firms as experts in auditing and accounting.


Other Arrangements


      Prior to January 2, 1996, office space, facilities, equipment and certain other administrative services for the Funds in New England Funds Trust I (except the International Equity, Capital Growth and Star Advisers Funds) were furnished by New England Securities, an affiliate of New England Funds, L.P., under service agreements with CGM, Loomis Sayles or Back Bay Advisors. In the case of the Growth Fund, New England Securities continues to provide such services under its service agreement with CGM. For the years ended December 31, 1995, 1996 and 1997, New England Securities received $1,369,323, $1,473,212 and $_____________, respectively, from the Fund's advisers under these agreements. In the case of the Capital Growth Fund, New England Funds, L.P. provided similar services prior to January 2, 1996 under a service agreement with Loomis Sayles. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $278,333 and $323,029, respectively, from Loomis Sayles under this agreement. In the case of the Star Advisers Fund, New England Funds, L.P. provided similar services prior to January 2, 1996 under a service agreement with NEIC. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $269,302 and $1,715,899, respectively, from NEIC under this agreement. In the case of the International Equity Fund, New England Funds, L.P. provided similar services prior to December 29, 1995 under an administrative services agreement with the Fund under which the International Equity Fund paid a fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares and 0.05% of such assets attributable to the Fund's Class Y shares. For the fiscal years ended December 31, 1994 and 1995, New England Funds, L.P. received $167,715 and $192,366, respectively, from the International Equity Fund for these services.

      Prior to January 2, 1996, New England Funds, L.P. provided similar services for the Growth Opportunities, Limited Term U.S. Government, Massachusetts and High Income Funds under an agreement with Back Bay Advisors. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $676,787 and $1,511,359, respectively, from Back Bay Advisors under this agreement. In the case of the Adjustable Rate Fund, New England Funds, L.P. provided similar services under an Administrative Services Agreement with the Fund, under which the Fund paid a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $382,335 and $334,777, respectively, from the Adjustable Rate Fund for these services. In the case of the California and New York Funds, New England Funds, L.P. provided similar services under Administrative Services Agreements with the Funds under which the Funds paid a fee at the rate of 0.125% of each Fund's average daily net assets. For the year ended December 31, 1994, New England Funds, L.P. waived its fees of $49,097 and $25,557 for these services for the California and New York Funds, respectively, and for the year ended December 31, 1995, New England Funds, L.P. waived its fees of $46,879 and $22,124 for these services from the California and New York Funds, respectively.


      Pursuant to a contract between the Funds and New England Funds Service Corporation, New England Funds Service Corporation acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay an annual per-account fee to New England Funds Service Corporation for these services in the amount of $17.75 for the Balanced Fund, Growth Fund, Capital Growth Fund, Value Fund, International Equity Fund, Star Advisers Fund, Star Worldwide Fund, Star Small Cap Fund, Growth Opportunities Fund and Strategic Income Fund, and $15.95 for the High Income Fund, Massachusetts Fund, Limited Term U.S. Government Fund, Adjustable Rate Fund, California Fund, New York Fund, Bond Income Fund, Municipal Income Fund and Government Securities Fund. New England Funds Service Corporation has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, New England Funds Service Corporation pays BFDS a monthly per account fee of $0.95 for the California Fund, New York Fund, Bond Income Fund, Municipal Income Fund, Adjustable Rate Fund, Government Securities Fund and Strategic Income Fund; $0.87 for the Massachusetts Fund, High Income Fund and Limited Term U.S. Government Fund; $0.78 for the International Equity Fund, Capital Growth Fund, Balanced Fund, Value Fund, Growth Fund, Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund; and $0.70 for the Growth Opportunities Fund. The Equity Income Fund pays a $250 monthly fee to New England Funds Service Corporation for these services which New England Funds Service Corporation pays in full to State Street Bank for it to provide through its subsidiary, Boston Financial Data Services ("BFDS"), transaction processing and other services.

      In addition, during the fiscal year ended December 31, 1997 NEFM performed certain accounting and administrative services for the Funds. Each Fund reimbursed NEFM for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

      During the fiscal year ended December 31, 1996, NEFM received legal and accounting services fees paid by the Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund and Star Worldwide Fund in the amounts of $173,071, $56,069, $54,574, $44,322, $40,947, $34,007, $51,077, $36,732, $0, $98,321 and $24,445,
respectively.

      During the fiscal year ended December 31, 1997, NEFM received legal and accounting services fees paid by the Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund, Equity Income Fund, Star Advisers Fund and Star Worldwide Fund in the amounts of $____________, $____________, $_____________, $____________, $____________, $____________,
$____________, $____________, $____________, $____________ and $____________.


--------------------------------------------------------------------------------
                      PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

      All Fixed Income Funds. In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors and Loomis Sayles always seek the best price and execution. Some of each Fund's portfolio transactions are placed with brokers and dealers who provide Back Bay Advisors or Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Back Bay Advisors or Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors or Loomis Sayles. The services may also be used by Back Bay Advisors or Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

      All Equity Funds. In placing orders for the purchase and sale of equity securities, each Fund's adviser or subadviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

      Star Advisers Fund and Star Worldwide Fund (segments advised by Janus Capital). Decisions as to the assignment of portfolio business for the segments of the Star Advisers and Star Worldwide Funds' portfolios advised by Janus Capital and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segments, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

      In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including, but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

      Janus Capital may use research products and services in servicing other accounts in addition to the Star Advisers Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

      Janus Capital may also consider sales of shares of mutual funds advised by Janus Capital by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Star Advisers and Star Worldwide Funds. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

      Star Advisers Fund and Star Worldwide Fund (segments advised by Founders). It is the policy of Founders, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to the segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for the segment in the future, and the financial strength and stability of the broker.

      Subject to the policy of seeking best execution of orders at the most favorable prices, Founders may execute transactions with brokerage firms which provide research services and products to Founders. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist Founders in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit Founders to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. Founders may receive a benefit from these research services and products which is not passed on, in the form of a direct monetary benefit, to the segment of the Fund. If Founders determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Founders may allocate the cost of such service or product accordingly. The portion of the product or service that Founders determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for Founders. Subject to the standards outlined in this and the preceding paragraph, Founders may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by Founders to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

      Research services and products may be useful to Founders in providing investment advice to any of the funds or clients it advises. Likewise, information made available to Founders from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

      Subject to the policy of seeking the best execution of orders, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for the segment of the Fund.

      Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by Founders may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. Founders will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for Founders to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of Founders, better prices and execution are available elsewhere.


      All Equity Funds advised by Loomis Sayles. In placing orders for the purchase and sale of securities for the Balanced Fund, International Equity Fund, Value Fund, Equity Income Fund and the segments of the Star Advisers Fund and the Star Small Cap Fund advised by Loomis Sayles, Loomis Sayles follows the same policies as for the other Funds for which it acts as subadviser, except that Loomis Sayles may cause these Funds or segments to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Fund and its other clients. Loomis Sayles' authority to cause these Funds or segments to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

      Growth Opportunities Fund and Capital Growth Fund (advised by Westpeak). In placing orders for the purchase and sale of securities, Westpeak always seeks best execution. Westpeak each selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause the Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause the Fund it manages to pay such greater commissions is also subject to such policies as the trustees of the Fund may adopt from time to time.

      Star Advisers, Star Worldwide and Star Small Cap Funds (segments advised by Harris). In placing orders for the purchase and sale of portfolio securities for the segments of the Star Advisers, Star Worldwide and Star Small Cap Funds advised by Harris, Harris always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Harris, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.

      Harris selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

      Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Harris believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris's expenses. Such services may be used by Harris in servicing other client accounts and in some cases may not be used with respect to the Funds. Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Harris may, however, consider purchases of shares of the Star Advisers, Star Worldwide and Star Small Cap Funds by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

      Harris may cause its segments of the Star Advisers, Star Worldwide and Star Small Cap Funds to pay a broker-dealer that provides brokerage and research services to Harris an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris's overall responsibilities to the Funds and its other clients. Harris's authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

      Star Worldwide and Star Small Cap Funds (segments advised by Montgomery). In all purchases and sales of securities for its segments of the Funds, Montgomery's primary consideration is to obtain the most favorable execution available. Pursuant to the subadvisory agreements between NEFM and Montgomery, Montgomery determines which securities are to be purchased and sold by its segments and which broker-dealers are eligible to execute its segments' portfolio transactions, subject to the instructions of, and review by, NEFM and the trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a market-maker unless, in the opinion of Montgomery, a better price and execution can otherwise be obtained by using a broker for the transaction.

      For the Star Worldwide Fund, Montgomery contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. In purchasing American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") (and other similar instruments), Montgomery's segments of the Star Worldwide Fund may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which Montgomery's segment of the Star Worldwide Fund may invest may be traded in the over-the-counter markets.

      Purchases of portfolio securities for the segments also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which this segment will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

      In placing portfolio transactions, Montgomery will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the segment of the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

      Montgomery may also consider the sale of the Star Worldwide and Star Small Cap Funds' shares as a factor in the selection of broker-dealers to execute portfolio transactions for its segments. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.

      While Montgomery's general policy is to seek first to obtain the most favorable execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to Montgomery, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by Montgomery in advising other clients. Montgomery considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under its subadvisory agreements with NEFM, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the segments of the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Montgomery to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the segments of the Funds or assist Montgomery in carrying out its responsibilities to the segments of the Funds. The standard of reasonableness is to be measured in light of Montgomery's overall responsibilities to its segments. The trustees of the Trusts review all brokerage allocations where services other than best execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Fund.

      On occasion, situations may arise in which legal and regulatory considerations will preclude trading for the segments' accounts by reason of activities of Montgomery Securities, a broker-dealer affiliated with Montgomery, or its affiliates. It is the judgment of the trustees that the Funds will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing their subadvisory arrangements with Montgomery and Montgomery's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

      Montgomery's sell discipline for the segments' investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by Montgomery in determining the appropriate investment horizon.

      At the company level, sell decisions are influenced by a number of factors, including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and declining financial flexibility, may also signal a sell.

      Star Small Cap Fund (segment advised by Robertson Stephens). It is the policy of Robertson Stephens, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to this segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this segment in the future, and the financial strength and stability of the broker.

      Subject to the policy of seeking best execution of orders at the most favorable prices, Robertson Stephens may execute transactions with brokerage firms which provide research services and products to Robertson Stephens. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist Robertson Stephens in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit Robertson Stephens to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. Robertson Stephens may receive a benefit from these research services and products which is not passed on, in the form of a direct monetary benefit, to this segment of the Fund. If Robertson Stephens determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Robertson Stephens may allocate the cost of such service or product accordingly. The portion of the product or service that Robertson Stephens determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for Robertson Stephens. Subject to the standards outlined in this and the preceding paragraph, Robertson Stephens may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by Robertson Stephens to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

      Research services and products may be useful to Robertson Stephens in providing investment advice to any of the funds or clients it advises. Likewise, information made available to Robertson Stephens from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

      Subject to the policy of seeking the best execution of orders, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for this segment of the Fund.

      Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by Robertson Stephens may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. Robertson Stephens will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for Robertson Stephens to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of Robertson Stephens, better prices and execution are available elsewhere.

      Subject to the overriding objective of obtaining the best possible execution of orders, each of the subadvisers may allocate brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees of the Trusts, including a majority of those trustees who are not "interested persons" of the Trusts as defined in the 1940 Act have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

General

      Portfolio turnover is not a limiting factor with respect to investment decisions. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.


      Subject to procedures adopted by the Board of Trustees of the Trusts, the Funds' brokerage transactions may be executed by brokers that are affiliated with NEICOP or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.


      The Bond Income, Government Securities and Municipal Income Funds and all the Funds of New England Funds Trust II may pay, but during their three most recent fiscal years have not paid, brokerage commissions to New England Securities for acting as the respective Fund's agent on purchases and sales of securities. SEC rules require that the commissions paid to New England Securities by a Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The trustees of the Trusts, including those who are not "interested persons" of the Trusts, have adopted procedures for evaluating the reasonableness of commissions paid to New England Securities and will review these procedures periodically.

      Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts, such as New England Securities, may not serve as the Funds' dealer in connection with such transactions.

      It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------
                DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------

      New England Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has twelve separate portfolios. The Municipal Income Fund currently offers two classes of shares, the Government Securities and Growth Funds each currently offer three classes of shares and the Capital Growth, Balanced, Value, International Equity, Star Advisers, Star Worldwide, Star Small Cap, Strategic Income and Bond Income Funds each currently offers four classes of shares. Until September 1986, the name of the Trust was "New England Life Government Securities Trust"; from September 1986 to April 1994, its name was "The New England Funds." Prior to January 5, 1996, the name of the Municipal Income Fund was "New England Tax Exempt Income Fund." The initial portfolio of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. The International Equity Fund commenced operations on May 22, 1992. The Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. The Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. The

Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. The Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. The Star Small Cap Fund was organized in 1996 and commenced operations on December 31, 1996. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:

                    Corporation                   Date of Commencement
                    -----------                   --------------------
        NEL Growth Fund, Inc.                             1968
        NEL Retirement Equity Fund, Inc.*                 1969
        NEL Equity Fund, Inc.**                           1968
        NEL Income Fund, Inc.***                          1973
        NEL Tax Exempt Bond Fund, Inc.****                1976

           * Predecessor of the Value Fund
          ** Predecessor of the Balanced Fund
         *** Predecessor of the Bond Income Fund
        **** Predecessor of the Municipal Income Fund

      New England Funds Trust II is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single investment portfolio (now the Growth Opportunities Fund) until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has seven separate portfolios. The High Income, Massachusetts, California and New York Funds each currently offers two classes of shares, the Adjustable Rate Fund currently offers three classes of shares and the Growth Opportunities and Limited Term U.S. Government Funds each currently offers four classes of shares. Until December 1988, the name of the Trust was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until April 1994, its name was "TNE Funds Trust." The High Income Fund and the Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. The Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. The Adjustable Rate Fund was organized in 1991 and commenced operations on October 18 of that year. The California and New York Funds were organized in 1993 and commenced operations on April 23 of that year.


      New England Funds Trust III was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 22, 1995. The Trust has two separate portfolios (the New England Bullseye Fund and the Equity Income
Fund) each currently offering four classes of shares, Classes A, B, C and Y.


      The Declarations of Trust of New England Funds Trust I, New England Funds Trust II and New England Funds Trust III currently permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

      The shares of all the Funds (except as noted in the preceding paragraphs of this section) are divided into four classes, Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectus. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund [excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")] are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares.

      The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

      The Declarations of Trust also permit each Trust's trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

      The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the board of trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

      As summarized in the Prospectuses, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.


      The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.


      There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

      Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

      Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

      No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

      The Declarations of Trust further provide that the relevant board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

      The procedures for purchasing shares of the Funds are summarized in the Prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

      For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

      Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the

Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with New England Funds, L.P.

      New England Funds, L.P. may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by New England Funds, L.P. within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through New England Funds, L.P. or your investment dealer.

--------------------------------------------------------------------------------
                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
--------------------------------------------------------------------------------

      The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

      The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading. The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

      Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the New York Stock Exchange. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees.

      Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the New York Stock Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.


      The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by NEFSCO or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y share of a Fund is the next-determined net asset value.

--------------------------------------------------------------------------------
                              REDUCED SALES CHARGES

                               Class A Shares Only
--------------------------------------------------------------------------------

      Special purchase plans are enumerated in the text of the Prospectus.


      Cumulative Purchase Discount. A Fund shareholder making an additional purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares -- Sales Charges" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of all Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.


      Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.


      A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at NEFSCO, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches NEFSCO within five business days.


      A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

      The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

      State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

      Combining Purchases. Purchases of all series and classes of the Trusts by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.


      Combining with Other Series and Classes of the Trusts. A shareholder's total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust [the "Money Market Funds"] if such shares were purchased by exchanging shares of either of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.


      Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

      Clients of Advisers or Subadvisers. No sales charge or contingent deferred sales charge applies to investments of $100,000 or more in Class A shares of the Funds by (1) clients of an adviser or subadviser to the Funds; any director, officer or partner of a client of an adviser or subadviser to the Funds; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to the Funds if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to the Funds. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.


      Offering to Employees of MetLife and Associated Entities. There is no sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Funds by current and retired employees of the Trusts' investment advisers or subadvisers, New England Funds, L.P., NELICO or MetLife or any other company affiliated with NELICO or MetLife; current and former directors and trustees of the Trusts, NELICO or MetLife or their predecessor companies; agents and general agents of NELICO or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plan for any of the foregoing persons and any separate account of NELICO or MetLife or any insurance company affiliated with NELICO or MetLife.


      Eligible Governmental Authorities. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

      Investment Advisory Accounts. Shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

      Certain Broker-Dealers and Financial Services Organizations. Shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

      Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts

      A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. NEFSCO may charge a fee for providing duplicate information.


      The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

      The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)


      Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to NEFSCO for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling New England Funds, L.P. at 1-800-225-5478 or your investment dealer.

      This program is voluntary and may be terminated at any time by NEFSCO upon notice to existing plan participants.

      The Investment Builder Program plan may be discontinued at any time by the investor by written notice to NEFSCO, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

      The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.


      The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.


      An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

      Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

      An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

      A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

      In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

      All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

      Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan.

      It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Funds and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

      Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege


      A shareholder may exchange the shares of any fund (except for shares of the Adjustable Rate Fund and in the case of Class A shares of the California and New York Funds, only if such shares have been held for at least six months) for shares of the same class of any other fund (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. In the case of Class A shares of the Adjustable Rate Fund, if exchanged for shares of any other fund that has a higher sales charge, shareholders will pay the difference between any sales charge already paid on their Adjustable Rate Fund shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one fund to the same class of shares of another fund, the shares received by the shareholder in exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any fund for shares of the same class of the Money Market Funds. On all exchanges of Class A, B or C shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, if any, and, for Class B shares only, conversion to Class A shares. The aging resumes only when an exchange is made back into shares of a fund of the Trusts. If you own Class Y shares, you may exchange those shares for Class Y shares of other funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the fund or New England Funds Service Corporation at 1-800-225-5478 or (2) a written exchange request to the fund or New England Funds Service Corporation, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a fund before an exchange for that fund can be effected. The minimum amount for an exchange is $1,000.


The investment objectives of the Funds in the Trusts and the Money Market Funds are as follows:

Stock Funds:

      New England Growth Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

      New England Capital Growth Fund seeks long-term growth of capital.

      New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

      New England Balanced Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

      New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income.

      New England International Equity Fund seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

      New England Star Advisers Fund seeks long-term growth of capital.

      New England Star Worldwide Fund seeks long-term growth of capital.

      New England Star Small Cap Fund seeks capital appreciation.

      New England Equity Income Fund seeks current income and capital growth.


      New England Bullseye Fund seeks


Bond Funds:

      New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

      New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

      New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal.

      New England Strategic Income Fund seeks high current income with a secondary objective of capital growth.

      New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

      New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

      New England Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

      New England Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's subadviser, believes is consistent with preservation of capital.

      New England Intermediate Term Tax Free Fund of California seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.


      New England Tax Free Income Fund of New York seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

Money Market Funds:

NEW ENGLAND CASH MANAGEMENT TRUST -

        Money Market Series -- maximum current income consistent with preservation of capital and liquidity.



NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.


      As of February 15, 1998, the net assets of the Funds and the Money Market Funds totaled over $__ billion.


      An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan (Class A, B and C Shares)


      As described in the Prospectus following the caption "Owning Fund Shares," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until NEFSCO is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from NEFSCO or your financial representative to establish an Automatic Exchange Plan.


--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

      The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A and Class C shares and on purchases of Class B shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares, it will be assumed that the redemption is first of any shares that have been in the shareholder's fund account for over a year, and second of any shares that have been in the shareholder's fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.


      To illustrate, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

      For Class B shares purchased prior to May 1, 1997, the CDSC will be calculated as follows: 4% if redemption occurs within the first year, 3% if redemption occurs within the second year or third year, 2% if redemption occurs within the fourth year, 1% if redemption occurs within the 5th year and no CDSC for redemptions after the fifth year.


      Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

      If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 1-800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

      In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

      The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

      The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not be exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

      The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

      The CDSC may also by waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

      A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

      The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's board of trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Trust at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although they reserve the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)

      The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

      Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------
                          STANDARD PERFORMANCE MEASURES
--------------------------------------------------------------------------------

Calculations of Yield

      Each Fund (except the Growth, Value, Growth Opportunities, Star Advisers, Star Worldwide, Star Small Cap, International Equity, Equity Income and Capital Growth Funds) may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund.

      The Municipal Income Fund, the Massachusetts Fund, the California and the New York Funds each may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax-exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket.

      At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

      Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

      Calculation of Total Return. Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund.

Performance Comparisons

      Yield and Total Return. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

      Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

      The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

      The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

      The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

      The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

      The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximate 1800 bonds.

      The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

      The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

      The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

      The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

      Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective. Lipper's Mutual Fund Performance Analysis, Small Cap Company Analysis and Mutual Fund Indices measure total return and average current yield for the mutual fund industry. Rankings of individual mutual fund performance over specified time periods assume reinvestment of all distributions, exclusive of sales charges.


      The Russell 3000 Index is a capitalization weighted index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock traded in the United States on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotations. The Russell 2000 Index represents the top 2,000 stocks traded on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.


      The Morgan Stanley Capital International Europe, Australasia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

      The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE (GDP) Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

      The International Equity and Star Worldwide Funds may compare their performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

      From time to time, the Adjustable Rate Fund's advertisements and other materials and communications may cite statistics to reflect the Fund's performance over time, utilizing comparisons to indexes including those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indexes include the one-, three-, five-, ten- and 30-year constant maturity Treasury rates, the three-month and 180-day Treasury bill rate, rates on longer-term Treasury certificates, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), the prime lending rate of one or several banks, and commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

      The current interest rate on many FNMA ARMs is set by reference to the 11th District Cost of Funds Index published monthly by the Federal Reserve. Since June 1987, the current interest rate on these ARMs, measured on a monthly basis, has been higher than the average yield of taxable money market funds represented by Donoghue's Taxable Money Fund Average and current rates on newly issued one year bank certificates of deposit. The interest rates on other ARMs and the yield on the Adjustable Rate Fund's portfolio may be higher or lower than the interest rates on FNMA ARMs and there is also no assurance that historical yield relationships among different types of investments will continue.

      Advertising and promotional materials may refer to the maturity and duration of the Bond Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e., the change in price one can expect from a given change in yield).


      Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper Analytical Services and Morning Star. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEICOP, its structure, goals and objectives and the advisory subsidiaries of NEICOP, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEICOP, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.


      The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                        Investments At 8% Rate of Return
           5 yrs.      10        15         20         25          30
           -------   -------   -------    -------     -------    -------
   $  50      3,698     9,208    17,417     29,647      47,868     75,015
      75      5,548    13,812    26,126     44,471      71,802    112,522
     100      7,396    18,417    34,835     59,295      95,737    150,029
     150     11,095    27,625    52,252     88,942     143,605    225,044
     200     14,793    36,833    69,669    118,589     191,473    300,059
     500     36,983    92,083   174,173    296,474     478,683    750,148

                        Investments At 10% Rate of Return
           5 yrs.       10        15         20         25          30
           -------   -------   -------    -------     -------    -------
   $  50      3,904     10,328    20,896     38,285     66,895      113,966
      75      5,856     15,491    31,344     57,427    100,342      170,949
     100      7,808     20,655    41,792     76,570    133,789      227,933
     150     11,712     30,983    62,689    114,855    200,684      341,899
     200     15,616     41,310    83,585    153,139    267,578      455,865
     500     39,041    103,276   208,962    382,848    668,945    1,139,663

      The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the New England Funds. For example, the Adjustable Rate Fund's advertising and sales literature may include the historical and current performance and total returns of bank certificates of deposits, bank and mutual fund money market accounts and other income investments; and the advertising and sales literature of any of the New England Funds, but particularly that of the Star Worldwide Fund and the International Equity Fund, may discuss all of the above international developments, including, but not limited to, international developments involving Europe, North and South

America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the New England Funds or may have influenced past performance or may influence current or prospective performance of the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.


      New England Funds, L.P. will make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

      New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

      Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

      The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

      In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------
           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

      As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

      Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

      As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


      Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.


      An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


      Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Municipal Income, Massachusetts, New York and California Funds, as described in the relevant Prospectuses) whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months ("28% Rate Gain") and from net gains on securities held for more than 18 months ("20% Rate Gain") will be taxable to shareholders as such, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.


      Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

      Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.


      The International Equity, Star Worldwide and Star Small Cap Funds may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

      Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as 28% Rate Gain if the shares have been held for more than one year but not more than 18 months, and as 20% Rate Gain if the shares have been held for than 18 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.


      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

      Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

      The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


      The financial statements of the Funds and the related reports of independent accountants included in the Funds' annual reports for the year ended December 31, 1997 are incorporated herein by reference.

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S CORPORATION

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1. An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     3. There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

FITCH INVESTOR SERVICES, INC.

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                         Fortune
Adam Smith's Money World                   Fox Network and affiliates
America On Line                            Fund Action
Anchorage Daily News                       Fund Decoder
Atlanta Constitution                       Global Finance
Atlanta Journal                            (the) Guarantor
Arizona Republic                           Hartford Courant
Austin American Statesman                  Houston Chronicle
Baltimore Sun                              INC
Bank Investment Marketing                  Indianapolis Star
Barron's                                   Individual Investor
Bergen County Record (NJ)                  Institutional Investor
Bloomberg Business News                    International Herald Tribune
B'nai B'rith Jewish Monthly                Internet
Bond Buyer                                 Investment Advisor
Boston Business Journal                    Investment Company Institute
Boston Globe                               Investment Dealers Digest
Boston Herald                              Investment Profiles
Broker World                               Investment Vision
Business Radio Network                     Investor's Daily
Business Week                              IRA Reporter
CBS and affiliates                         Journal of Commerce
CFO                                        Kansas City Star
Changing Times                             KCMO (Kansas City)
Chicago Sun Times                          KOA-AM (Denver)
Chicago Tribune                            LA Times
Christian Science Monitor                  Leckey, Andrew (syndicated column)
Christian Science Monitor News Service     Lear's
Cincinnati Enquirer                        Life Association News
Cincinnati Post                            Lifetime Channel
CNBC                                       Miami Herald
CNN                                        Milwaukee Sentinel
Columbus Dispatch                          Money
CompuServe                                 Money Maker
Dallas Morning News                        Money Management Letter
Dallas Times-Herald                        Morningstar
Denver Post                                Mutual Fund Market News
Des Moines Register                        Mutual Funds Magazine
Detroit Free Press                         National Public Radio
Donoghues Money Fund Report                National Underwriter
Dorfman, Dan (syndicated column)           NBC and affiliates
Dow Jones News Service                     New England Business
Economist                                  New England Cable News
FACS of the Week                           New Orleans Times-Picayune
Fee Adviser                                New York Daily News
Financial News Network                     New York Times
Financial Planning                         Newark Star Ledger
Financial Planning on Wall Street          Newsday
Financial Research Corp.                   Newsweek
Financial Services Week                    Nightly Business Report
Financial World                            Orange County Register
Fitch Insights                             Orlando Sentinel
Forbes                                     Palm Beach Post
Fort Worth Star-Telegram                   Pension World

Pensions and Investments                   Standard & Poor's Stock Guide
Personal Investor                          Stanger's Investment Advisor
Philadelphia Inquirer                      Stockbroker's Register
Porter, Sylvia (syndicated column)         Strategic Insight
Portland Oregonian                         Tampa Tribune
Prodigy                                    Time
Public Broadcasting Service                Tobias, Andrew (syndicated column)
Quinn, Jane Bryant (syndicated column)     Toledo Blade
Registered Representative                  UPI
Research Magazine                          US News and World Report
Resource                                   USA Today
Reuters                                    USA TV Network
Rocky Mountain News                        Value Line
Rukeyser's Business (syndicated column)    Wall St. Journal
Sacramento Bee                             Wall Street Letter
San Diego Tribune                          Wall Street Week
San Francisco Chronicle                    Washington Post
San Francisco Examiner                     WBZ
San Jose Mercury                           WBZ-TV
Seattle Post-Intelligencer                 WCVB-TV
Seattle Times                              WEEI
Securities Industry Management             WHDH
Smart Money                                Worcester Telegram
St. Louis Post Dispatch                    World Wide Web
St. Petersburg Times                       Worth Magazine
Standard & Poor's Outlook                  WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE


      References may be included in New England Funds' advertising and promotional literature to NEICOP and its affiliates that perform advisory and subadvisory functions for New England Funds also including, but not limited to:
Back Bay Advisors, Harris Associates L.P., Loomis Sayles, CGM and Westpeak. Reference also may be made to the Funds of their respective fund groups, namely, Loomis Sayles Fund and the Oakmark Funds.

      References may be included in New England Funds' advertising and promotional literature to other NEICOP affiliates including, but not limited to, New England Investment Associates, L. P. ("NEIC"), AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group and Jurika & Voyles and their fund group.

      References to subadvisers unaffiliated with NEICOP that perform subadvisory functions on behalf of New England Funds and their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Janus Capital, Founders, Montgomery and Robertson Stephens.


      New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:


o Specific and general assessments and forecasts regarding U.S. and world economies, and the economics of specific nations and their impact on the New England Funds;

o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

o Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

o The corporate histories, founding dates and names of founders of the entities;

o     Awards, honors and recognition given to the entities;

o The names of those with ownership interest and the percentage of ownership interest;

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

o Current capitalizations, levels of profitability and other financial and statistical information;

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees; and

o     The
      specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors.

o     Current and historical statistics regarding:


      -total dollar amount of assets managed


      -New England Funds' assets managed in total and by fund


      -the growth of assets

      -asset types managed

      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff


      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser


o The general and specific strategies applied by the advisers in the management of New England Funds portfolios including, but not limited to:

      -the pursuit of growth, value, income oriented, risk management or other strategies

      -the manner and degree to which the strategy is pursued


      -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes


      -the types and characteristics of investments sought and specific portfolio holdings

      -the actual or potential impact and result from strategy implementation


      -through its own areas of expertise and operations, the value added by sub-advisers to the management process


      -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500

      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.


o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

      In addition, communications and materials developed by New England Funds will make reference to the following information about NEICOP and its affiliates:

      NEICOP is part of an affiliated group including NEIC, a publicly traded company listed on the New York Stock Exchange. NEICOP has 14 principal subsidiary or affiliated asset management firms, which collectively had more than $120 billion of assets under management as of September 30, 1997. In addition, promotional materials may include:

o Specific and general references to New England Funds multi-manager approach through NEICOP affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from NEICOP and the other investment managers


      -other fund companies are limited to a "one size fits all" approach but New England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

      -in this and other contexts reference may be made to New England Funds slogan "Where The Best Minds Meet"(R) and that New England Funds ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

      Financial Adviser Services ("FAS"), a division of NEICOP, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to NEICOP-affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

      FAS will provide marketing support to NEICOP affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.


      References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:


o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

o Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.


o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:


      -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;

      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and


      -current and prospective ERISA regulation and requirements.

o Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -increased employee retention

      -reinforcement or creation of morale

      -deductibility of contributions for participants

      -deductibility of expenses for employers

      -tax deferred growth, including illustrations and charts

      -loan features and exchanges among accounts

      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

      -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

      -broad choice of investment options and competitive fees

      -plan sponsor and participant statements and notices

      -the plan prototype, summary descriptions and board resolutions

      -plan design and customized proposals

      -trusteeship, record keeping and administration

      -the services of State Street Bank, including, but not limited to, trustee services and tax reporting

      -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

      -the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments

      -assistance in interpreting past, present and future market trends and economic events

      -providing information to clients including participants during enrollment and on an ongoing basis after participation

      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                   APPENDIX D
               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
        MUNICIPAL INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997


                                                                      Percentage
                                                                        of Net
      Security                                                          Assets
      --------                                                          ------
      Preferred Stock ............................................        ---%
      Short-term Obligations and Other Assets ....................        1.6%
      Debt-- Unrated .............................................        5.0%
      Debt-- Standard and Poor's Rating
            AAA ..................................................       15.6%
            AA ...................................................        6.3%
            A ....................................................        9.5%
            BBB ..................................................       55.0%
            BB ...................................................        7.0%
            B ....................................................        ---%
            CCC ..................................................        ---%
            C/D ..................................................        ---%


The chart above indicates the composition of the Municipal Income Fund for the fiscal year ended December 31, 1997, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Municipal Income Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
          BOND INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997


                                                                      Percentage
                                                                        of Net
      Security                                                          Assets
      --------                                                          ------
      Preferred Stock ............................................        ---%
      Short-term Obligations and Other Assets ....................        0.5%
      Debt-- Unrated .............................................        ---%
      Debt-- Standard and Poor's Rating
            AAA ..................................................       26.3%
            AA ...................................................       14.1%
            A ....................................................        8.8%
            BBB ..................................................       30.8%
            BB ...................................................       19.5%
            B ....................................................        ---%
            CCC ..................................................        ---%
            C/D ..................................................        ---%


The chart above indicates the composition of the Bond Income Fund for the fiscal year ended December 31, 1997, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Bond Income Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.


               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
           CALIFORNIA FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997


                                                                      Percentage
                                                                        of Net
      Security                                                          Assets
      --------                                                          ------
      Preferred Stock ...........................................         ---%
      Short-term Obligations and Other Assets ...................        2.0%
      Debt-- Unrated ............................................       10.0%
      Debt-- Standard and Poor's Rating
            AAA .................................................       29.0%
            AA ..................................................        5.0%
            A ...................................................       28.0%
            BBB .................................................       26.0%
            BB ..................................................        ---%
            B ...................................................        ---%
            CCC .................................................        ---%
            C/D .................................................        ---%


The chart above indicates the composition of the California Fund for the fiscal year ended December 31, 1997, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the California Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                            NEW ENGLAND FUNDS TRUST I

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits


(a)      None.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                                                       Registration Nos. 2-98326
                                                                        811-4323


(b)   Exhibits:

      1.(a) Amended and Restated Agreement and Declaration of Trust of the
            Registrant is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

      (b) Amendment No. 5 to Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to
            Exhibit 1(b) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

      (c) Amendment No. 10 to Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

                                                       Registration Nos. 2-98326
                                                                        811-4323

      2.(a) Bylaws of the Registrant are incorporated herein by reference to
            Exhibit 2(a) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

      (b) Amendment to the Bylaws of the Registrant is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

      3.    None.

      4. Rights of shareholders are described in Article III, Section 6 of the Amended and Restated Agreement and Declaration of Trust of the Registrant incorporated by reference as Exhibit 1(a) to this Registration Statement.

      5.(a) Advisory Agreement between the Registrant, on behalf of its New
            England Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is incorporated herein by reference to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

      (b) Advisory Agreements between the Registrant and New England Funds Management, L.P. ("NEFM"), relating to the following series of the Registrant, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996:

            (i)      New England Capital Growth Fund
            (ii)     New England Balanced Fund
            (iii)    New England International Equity Fund
            (iv)     New England Star Advisers Fund
            (v)      New England Value Fund
            (vi)     New England Star Worldwide Fund
            (vii)    New England Government Securities Fund
            (viii)   New England Strategic Income Fund
            (ix)     New England Bond Income Fund
            (x)      New England Municipal Income Fund

      (c) Advisory Agreement between the Registrant, relating to its New England Small Cap Fund, and NEFM is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.


      (d) Subadvisory Agreements relating to the following series of the Registrant, between NEFM and the subadvisers indicated in parentheses, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996:

            (i) New England Balanced Fund (Loomis Sayles & Company, L.P. ["Loomis Sayles"])
            (ii) New England Star Advisers Fund (Janus Capital Corporation ["Janus Capital"])
            (iii)   New England Value Fund (Loomis Sayles)
            (iv) New England Star Worldwide Fund (Harris Associates L.P. ["Harris"])
            (v) New England Star Worldwide Fund (Founders Asset Management, Inc. ["Founders"])
            (vi)    New England Star Worldwide Fund (Janus Capital)
            (vii) New England Government Securities Fund (Back Bay Advisors ["Back Bay Advisors"])
            (viii)  New England Strategic Income Fund (Loomis Sayles)
            (ix)    New England Bond Income Fund (Back Bay Advisors)
            (x)     New England Municipal Income Fund (Back Bay Advisors)

                                                       Registration Nos. 2-98326
                                                                        811-4323


      (e) Subadvisory Agreements relating to the Registrant's New England Star Small Cap Fund, between NEFM and each of the following subadvisers are incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997:

            (i)   Robertson Stephens & Company Investment Management, L.P.
            (ii)  Loomis Sayles
            (iii) Harris

      (f) Subadvisory Agreements relating to the following series of the Registrant, between NEFM and the subadvisers indicated in parentheses, are filed herein.

            (i)   New England International Equity Fund (Loomis Sayles)
            (ii)  New England Star Advisers Fund (Harris) - Interim Agreement
            (iii) New England Star Advisers Fund (Harris) - Current Agreement
            (iv)  New England Star Advisers Fund (Loomis Sayles)
            (v)   New England Star Advisers Fund (Founders)
            (vi)  New England Star Worldwide Fund (Montgomery)
            (vii) New England Star Small cap Fund ( Montgomery)
            (viii)New England Capital Growth Fund (Westpeak Investment Advisors,
                  L.P. ["Westpeak"]) - Interim Agreement

      (g) Amendment to Advisory Agreement between New England Star Advisers Fund and NEFM, is filed herein.


      6.(a) Form of Distribution Agreement between the Registrant, on behalf of each of the following series, and New England Funds, L.P. is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996:

            (i)      New England Capital Growth Fund
            (ii)     New England Balanced Fund
            (iii)    New England Growth Fund
            (iv)     New England International Equity Fund
            (v)      New England Star Advisers Fund
            (vi)     New England Value Fund
            (vii)    New England Government Securities Fund
            (viii)   New England Strategic Income Fund
            (ix)     New England Bond Income Fund
            (x)      New England Municipal Income Fund
            (xi)     New England Star Worldwide Fund

      (b) Distribution Agreement between the Registrant, on behalf of its New England Star Small Cap Fund, and New England Funds, L.P. is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      7.    None.

      8.(a) Custodian Contract dated April 13, 1988 between the Registrant and
            State Street Bank and Trust Company ("State Street"), including form of subcustodian agreement, is incorporated herein by reference to
            Exhibit 8(a) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

      (b) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

                                                       Registration Nos. 2-98326
                                                                        811-4323

      (c) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England International Equity Fund is incorporated herein by reference to
            Exhibit 8(c) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      (d) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Capital Growth Fund is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      (e) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Advisers Fund is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      (f) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Strategic Income Fund is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      (g) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Worldwide Fund is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      (h) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Small Cap Fund is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      9.(a) Transfer Agency Agreement between the Registrant and New England
            Funds, L.P. (formerly TNE Investment Services Corporation) is incorporated herein by reference to Post-Effect Amendment No. 32 to this Registration Statement, filed on July 30, 1996.



      (b) Form of Service Agreement between New England Securities and CGM is incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed on May 1, 1990.

      (c) Form of Administrative Agreement between New England Securities and Registrant is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

      (d) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Capital Growth Fund and TNE Investment Services Corporation is incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement, filed on April 18, 1997.

      (e) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Strategic Income Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

      (f) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Star Worldwide Fund, and New England Funds, L.P. is incorporated herein by reference to
            Exhibit 9(j) to Post-Effective Amendment No. 31 to this Registration Statement, filed April 12, 1996.

                                                       Registration Nos. 2-98326
                                                                        811-4323


      (g) Sub-Transfer Agency Agreement between New England Funds, L.P. (formerly TNE Investment Services Corporation) and State Street is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.

      (h) Expense Agreement between the Registrant, on behalf of its Strategic Income Fund, and NEFM is incorporated herein by reference to Exhibit 9(l) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

      (i) Form of Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P., relating to each series of the Registrant other than New England Growth Fund, is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

      (j) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its Star Small Cap Fund, and New England Funds, L.P. is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      (k) Letter Agreement between the Registrant and State Street relating to the applicability of the Sub-Transfer Agency Agreement to New England Star Small Cap Fund is incorporated herein by reference to
            Exhibit 9(o) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.

      (l) Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P. relating to New England Star Small Cap Fund is incorporated herein by reference to Exhibit 9(p) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.


      10.(a) Opinion and consent of counsel relating to the Registrant's New
            England Growth Fund, New England Equity Income Fund, New England Value Fund, New England Bond Income Fund and New England Municipal Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

      (b) Opinion and consent of counsel relating to the Registrant's New England Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement, filed on April 18, 1997.

      (c) Opinion and consent of counsel relating to the Registrant's New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement, filed on October 20, 1992.

      (d) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed on December 22, 1993.

      (e) Opinion and consent of counsel relating to the Registrant's New England Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

      (f) Opinion and consent of counsel relating to the Registrant's New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

      (g) Opinion and consent of counsel relating to the Registrant's New England Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995.

                                                       Registration Nos. 2-98326
                                                                        811-4323

      (h) Opinion and consent of counsel relating to the Registrant's New England Star Worldwide Fund is incorporated herein by reference to
            Exhibit 10(h) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

      (i) Opinion and consent of counsel relating to the Registrant's New England Star Small Cap Fund is incorporated herein by reference to
            Exhibit 10(I) to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997.


      11.   None.


      12.   None.


      13.   None.


      14. The following are incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 34 to this Registration Statement, filed on February 14, 1997: (i) New England Funds, L.P. Tax Sheltered Custodial Account Agreement; (ii) New England Funds, L.P. Keogh Plan; (iii) New England Funds, L.P. Simplified Employee Pension Plan; (iv) New England Funds, L.P. Individual Retirement Plan Prototype; and (v) New England Funds, L.P. 401(k) Plan Prototype.

      15.(a) Rule 12b-1 Plans relating to the Class A shares of the Registrant's
            New England Balanced Fund, New England Growth Fund, New England Value Fund, New England International Equity Fund, New England Capital Growth Fund, New England Bond Income Fund, New England Municipal Income Fund and New England Government Securities Fund are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

      (b) Rule 12b-1 Plan relating to the Class A shares of the Registrant's New England Star Advisers Fund is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

      (c) Form of Rule 12b-1 Plan relating to the Class C shares of the Registrant's New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

      (d) Rule 12b-1 Plans relating to the Class C shares of the Registrant's New England International Equity Fund, New England Value Fund, New England Balanced Fund, New England Capital Growth Fund and New England Bond Income Fund are incorporated herein by reference to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

      (e) Form of Rule 12b-1 Plan relating to the Class A shares of the Registrant's New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed February 15, 1995.

      (f) Form of Rule 12b-1 Plan relating to the Class C shares of the Registrant's New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed February 15, 1995.

      (g) Forms of Rule 12b-1 Plan relating to the Class A and Class C shares of New England Star Worldwide Fund are incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995.

      (h) Form of Rule 12b-1 Plan relating to Class B shares of each series of the Registrant other than New England Growth Fund is incorporated herein by reference to Exhibit 15(h) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

      (i) 12b-1 Plan relating to Class A shares of the Registrant's New England Star Small Cap Fund is incorporated herein by reference to
            Exhibit 15(i) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.

      (j) 12b-1 Plan relating to Class B shares of the Registrant's New England Star Small Cap Fund is incorporated herein by reference to
            Exhibit 15(j) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.

      (k) 12b-1 Plan relating to Class C shares of the Registrant's New England Star Small Cap Fund is incorporated herein by reference to
            Exhibit 15(k) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.

      16. Schedule for computation of performance quotations is incorporated herein by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed on May 1, 1989.


      17.   Not applicable.


      18. Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended effective January 31, 1997 is incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement, filed on April 18, 1997.


      19.(a)Powers of Attorney designating Edward A. Benjamin, Frank Nesvet and
            John E. Pelletier as attorneys to sign for Henry L.P. Schmelzer are filed herein.

      (b) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and John E. Pelletier as attorneys to sign for Graham T. Allison, Daniel M. Cain, Kenneth J. Cowan, Richard Darman, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendelton P. White are herein filed.


Item 25.    Persons Controlled by or Under Common Control with the Registrant

None.

Item 26.    Number of Holders of Securities


The following table sets forth the number of record holders of each class of securities of the Registrant as of December 31, 1997:


            Title of Series                     Number of Record Holders
            ---------------                     ------------------------
                                           Class A    Class B   Class C  Class Y

New England Growth Fund                     71,291     2,732       --      --

New England Value Fund                      16,769     8,369      547       5

New England Balanced Fund                   12,780     7,435      325       5

New England Bond Income Fund                10,517     3,536      427       5

New England Government Securities Fund       7,227       517       --       2

New England Municipal Income Fund            4,779       481       --      --

                                                       Registration Nos. 2-98326
                                                                        811-4323


New England Star Advisers Fund              29,150    40,127    6,026       6

New England International Equity Fund        7,427     4,907      319       6

New England Capital Growth Fund             11,195     5,631      135      --

New England Strategic Income Fund            6,257     7,934    2,124      --

New England Star Small Cap Fund              4,806     6,022    1,118      --

New England Star Worldwide Fund             11,247    14,742    2,044      --


Item 27.    Indemnification

Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

                                                       Registration Nos. 2-98326
                                                                        811-4323

Item 28.    Business and Other Connections of Investment Adviser


(a) Loomis Sayles, the subadviser of the Registrant's New England Value Fund, New England International Equity Fund, New England Balanced Fund, New England Strategic Income Fund and New England High Income Fund and a subadviser of New England Star Advisers Fund and New England Star Small Cap Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals. Loomis Sayles' general partner, directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature:


Name and Office with                 Name and Address of            Nature of
   Loomis Sayles                     Other Affiliations            Connection
   -------------                     ------------------            ----------

Loomis Sayles & Company,                     None                     None
Incorporated ("LSCI")
General Partner

Robert J. Blanding,                          None                     None
President and Chief Executive
Officer

Daniel J. Fuss,                              None                     None
Executive Vice President

Jeffrey L. Meade,                            None                     None
Executive Vice President and
Chief Operating Officer

Sandra P. Tichenor,                          None                     None
Vice President, General
Counsel and Secretary

Meri Anne Beck,                              None                     None
Vice President

Mary C. Champagne,                           None                     None
Vice President

Paul Drexler,                                None                     None
Vice President

Richard W. Hurkes,                           None                     None
Vice President



Carol C. McMurtie,                           None                     None
Vice President

Tricia H. Mills,                             None                     None
Vice President

Jeffery C. Petherick,                        None                     None
Vice President

(b) CGM, the adviser of the Registrant's New England Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals. CGM's general partner, directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature.

                                                       Registration Nos. 2-98326
                                                                        811-4323

Name and Office with              Name and Address of            Nature of
       CGM                       Other Affiliations             Connection
       ---                       ------------------             ----------

Kenbob, Inc.                            None                       None
General Partner


(c) Back Bay Advisors, the subadviser of the Registrant's New England Bond Income Fund, New England Government Securities Fund and New England Municipal Income Fund, is wholly owned by NEIC Operating Partnership, L.P. ("NEICOP"). Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors' general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


 Name and Office with           Name and Address of          Nature of
   Back Bay Advisors            Other Affiliations          Connection
   -----------------            ------------------          ----------

Back Bay Advisors, Inc.         None                        None
General Partner

Charles T. Wallis,              NEF Corporation             Director
President and Chief             399 Boylston Street
Executive Officer               Boston, MA 02116

Back Bay Advisors, Inc.         President, Chief Executive
399 Boylston Street             Officer and Director
Boston, MA 02116

Charles G. Glueck,              None                        None
Senior Vice President

Scott A. Millimet,              Back Bay Advisors, Inc.     Executive Vice
Executive Vice President        President

Edgar M. Reed,                  Aetna Capital Management*   Head of Fixed Income
Executive Vice President and    151 Farmington Avenue       Management Group
ChiefInvestment Officer         Hartford, CT 06156

J. Scott Nicholson,             None                        None
Senior Vice President


Catherine Bunting,              None                        None
Senior Vice President

Nathan R. Wentworth,            None                        None
Vice President

Paul Zamagni,                   None                        None
Vice President and Treasurer

Peter Palfrey,                  None                        None
Vice President

Harold B. Bjornson,             None                        None
Vice President

                                                       Registration Nos. 2-98326
                                                                        811-4323

Eric Gutterson,                 None                        None
Vice President


(d) Westpeak serves as subadviser to the Registrant's New England Capital Growth Fund, and is wholly owned by NEICOP. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients. Westpeak's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

   Name and Office with                   Name and Address of                    Nature of
         Westpeak                         Other Affiliations                     Connection
         --------                         ------------------                     ----------

Westpeak Investment                       None                                   None
Advisors, Inc.
General Partner

Gerald H. Scriver                         None                                   None
President, Chief Executive
Officer and
Chief Investment Officer

Edward N. Wadsworth                       NEIC                                   Executive Vice President, Clerk,
Clerk, Secretary, Chief                   399 Boylston Street                    Secretary and General Counsel
Legal Officer                             Boston, MA 02116

                                          NEIC Inc.                              Executive Vice President, Clerk,
                                          399 Boylston Street                    Secretary and General Counsel
                                          Boston, MA 02116

                                          Marlborough Capital Advisors, Inc.     Assistant Clerk
                                          399 Boylston Street
                                          Boston, MA 02116

                                          New England Investment Associates,     Secretary
                                          Inc. ("NEIA")
                                          399 Boylston Street
                                          Boston, MA 02116

Robert A. Franz                           None                                   None
Senior Vice President

Philip J. Cooper                          None                                   None
Vice President Portfolio Management



(e) Founders, a subadviser to the Registrant's New England Star Advisers Fund and New England Star Worldwide Fund, has been an investment adviser since 1938 and serves as an investment adviser to mutual funds and other accounts. Founders' directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature:

Name and Office with          Name and Address of                  Nature of
     Founders                 Other Affiliations                  Connection
     --------                 ------------------                  ----------

                                                       Registration Nos. 2-98326
                                                                        811-4323

Bjorn K. Borgen,                           None                              None
Director, Chief Executive
Officer and Secretary

David L. Ray,                              None                              None
Vice President, Assistant
Secretary and Treasurer

Michael K. Haines,                         None                              None
Senior Vice President


Kenneth Chrsitoffersen                     INVESCO Funds Group, Inc.;        Vice President and Assistant
Vice President and General Counsel         INVESCO Trust Co.                 General Counsel
                                           Denver, CO


Michael Gerding,                           None                              None
Vice President

Charles Hooper,                            None                              None
Vice President

Linda Ripley,                              None                              None
Assistant Vice President

Roberto Galindo, Jr.,                      None                              None
Assistant Vice President

Thomas Mauer,                              None                              None
Assistant Vice President

Gregory Contillo,                          None                              None
Vice President

James Rankin,                              None                              None
Vice President

(f) Janus Capital, a subadviser to the Registrant's New England Star Advisers Fund and New England Star Worldwide Fund, serves as investment adviser to mutual funds and individual, corporate, charitable and retirement accounts. Janus Capital's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

                                                       Registration Nos. 2-98326
                                                                        811-4323

Name and Office with                       Name and Address of                           Nature of
      Janus                                Other Affiliations                            Connection
      -----                                ------------------                            ----------

Thomas H. Bailey,                          IDEX Management, Inc. ("IDEX")                Chairman and Director
Chairman, Director, President              201 Highland Avenue
and Chief Executive Officer                Largo, FL 34690

James P. Craig,                            None
Vice President and Chief Investment
Officer

Thomas F. Marsico,                         None
Vice President

James P. Goff,                             None                                          None
Vice President

Warren B. Lammert,                         None                                          None
Vice President

Ronald V. Speaker,                         None                                          None
Vice President

Helen Young Hayes,                         None                                          None
Vice President

Sharon S. Pichler,                         None                                          None
Vice President

Scott W. Schoelzel,                        None                                          None
Vice President

David C. Tucker,                           Janus Service Corporation ("Janus Service")   Vice President, General Counsel
Vice President, Secretary and General      100 Fillmore Street                           and Director
Counsel                                    Denver, CO 80206

                                           Janus Distributors, Inc. ("Janus              Vice President, General Counsel
                                           Distributors")                                and Director
                                           100 Fillmore Street
                                           Denver, CO 80206

Steven R. Goodbarn,                        Janus Service                                 Vice President of Finance,
Vice President of Finance, Treasurer                                                     Treasurer and Chief Financial
and Chief Financial Officer                                                              Officer

                                           Janus Distributors                            Vice President of Finance,
                                                                                         Treasurer and Chief Financial
                                                                                         Officer

                                           IDEX                                          Director

Michael E. Herman,                         Ewing Marion Kauffman Foundation              Chairman of Finance Committee
Director                                   4900 Oak
                                           Kansas City, MO 64112

                                                       Registration Nos. 2-98326
                                                                        811-4323

Michael N. Stolper,                        Stolper & Company, Inc.                       President
Director                                   525 B Street
                                           San Diego, CA

Thomas A. McDonnell,                       DST Systems, Inc.                             President, Chief Executive
Director                                   1055 Broadway                                 Officer and Director
                                           Kansas City, MO 64105

                                           KCSI                                          Executive Vice President and
                                                                                         Director

(g) NEFM, adviser to all the series of the Registrant except New England Growth Fund, was organized in 1995. NEFM also serves as adviser to all of the series of New England Funds Trust II and to New England Cash Management Trust, New England Tax Exempt Money Market Trust and New England Equity Income Fund. NEFM's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

    Name and Office with                   Name and Address of                        Nature of
            NEFM                           Other Affiliations                         Connection
            ----                           ------------------                         ----------
NEF Corporation                            New England Funds, L.P.                    General Partner
General Partner                            399 Boylston Street
                                           Boston, MA 02116

Henry L.P. Schmelzer,                      New England Funds, L.P.                    President and Chief Executive Officer
President and Chief Executive Officer

                                           NEF Corporation                            President, Chief Executive Officer
                                                                                      and Director


                                           New England Funds Service Corporation      Chief Executive Officer
                                           ("NEFSCO")
                                           399 Boylston Street
                                           Boston, MA  02116


                                           Back Bay Advisors, Inc.                    Director

                                           New England Securities Corporation*        Director
                                           399 Boylston Street
                                           Boston, MA 02116

Frank Nesvet,                              New England Funds, L.P.                    Senior Vice President and Chief
Senior Vice President, Chief Financial                                                Financial Officer
Officer and Treasurer

                                           NEF Corporation                            Senior Vice President, Chief
                                                                                      Financial Officer and Treasurer


                                           NEFSCO                                     Senior Vice President and Chief
                                                                                      Financial Officer

John E. Pelletier,                         NEF Corporation                            Senior Vice President, General
Senior Vice President, General Counsel,                                               Counsel, Secretary and Clerk
Assistant Secretary and Clerk

                                                       Registration Nos. 2-98326
                                                                        811-4323

                                           New England Funds, L.P.                    Senior Vice President, General
                                                                                      Counsel, Secretary and Clerk


                                           NEFSCO                                     Senior Vice President, General
                                                                                      Counsel and Chief Legal Officer

                                           Funds Distributor*                         Senior Vice President
                                           Boston, MA                                 and General Counsel



Bruce R. Speca,                            NEF Corporation                            Executive Vice President
Executive Vice President

                                           New England Funds, L.P.                    Executive Vice President


                                           NEFSCO                                     Executive Vice President and Chief
                                                                                      Operating Officer


Peter H. Duffy,                            NEF Corporation                            Vice President
Vice President

                                           New England Funds, L.P.                    Vice President

Martin G. Dyer,                            NEF Corporation                            Vice President
Vice President

                                           New England Funds, L.P.                    Vice President


                                           NEFSCO                                     Vice President and Chief Compliance
                                                                                      Officer


Ralph M. Greggs,                           NEF Corporation                            Vice President
Vice President

                                           New England Funds, L.P.                    Vice President

Beatriz A. Pina-Smith,                     NEF Corporation                            Assistant Controller
Assistant Controller

                                           New England Funds, L.P.                    Assistant Controller


(h) Montgomery is a subadviser to the Registrant's New England Star Worldwide Fund and New England Star Small Cap Fund. Montgomery's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


       Name and Office with                  Name and Address of Other                      Nature of
            Montgomery                             Affiliations                            Connection
            ----------                             ------------                            ----------


Montgomery Asset Management,         None                                       None
LLC
General Partner

                                                       Registration Nos. 2-98326
                                                                        811-4323

R. Stephen Doyle                     Montgomery Asset Management, LLC           Chairman and Director
Chairman, Managing Director of       600 Montgomery Street
Mutual Funds and Executive Vice      San Francisco, CA 94111
President


                                     Montgomery Securities                      Managing Director
                                     600 Montgomery Street
                                     San Francisco, CA 94111


Mark B. Geist                        Montgomery Asset Management, LLC           Director and President
President


John T. Story                        None                                       None
Managing Director of Mutual Funds
and Executive Vice President

Mary Jane Fross                      None                                       None
Manager of Mutual Fund
Administration and Finance

Josephine Jimenez                    None                                       None
Managing Director and Portfolio
Manager

Bryan L. Sudweeks                    None                                       None
Managing Director and Portfolio
Manager

Stuart O. Roberts                    None                                       None
Managing Director and Portfolio
Manager

John H. Brown                        Merus Capital Management*                  Portfolio Manager and Analyst
Managing Director and Senior         475 Sansome Street
Portfolio Manger                     San Francisco, CA  94111

William C. Stevens                   None                                       None
Managing Director and Portfolio
Manager

Roger Honour                         None                                       None
Managing Director and Senior
Portfolio Manager

Oscar Castro                         None                                       None
Managing Director and Portfolio
Manager

John Boich                           None                                       None
Managing Director and Portfolio
Manager


(i) Harris serves as a subadviser to the Registrant's New England Star Advisers Fund, New England Star Worldwide Fund and New England Star Small Cap Fund and is wholly owned by NEICOP. Harris serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool

                                                       Registration Nos. 2-98326
                                                                        811-4323

      operator. Harris's general partner, directors and officers have been engaged during the past two fiscal years in the following business, professions, vocations or employments of a substantial nature:

   Name and Office with               Name and Address of                     Nature of
          Harris                       Other Affiliations                     Connection
          ------                       ------------------                     ----------
Harris Associates Inc.              Harris Associates Securities, L.P.        General Partner
General Partner                     Two North LaSalle Street
                                    Chicago, IL 60602


Victor Morgenstern                  None                                      None
Chairman

Robert M. Levy                      None                                      None
President and Chief Executive
Officer


Donald Terao                        None                                      None
Chief Financial Officer,
Treasurer and Secretary

Roxanne M. Martino                  None                                      None
Vice President

Anita Nagler                        None                                      None
Vice President

(j) Robertson Stephens Investment Management, L.P. ("RSIM L.P."), a subadviser to the Registrant's Star Small Cap Fund provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts. RSIM's directors and officers have been engaged in the following businesses, professions, vacations or employments of a substantial nature during the past two fiscal years (former affiliations are marked with an asterisk):

  Name and Office with              Name and Address of Other                      Nature of
       RSIM, L.P.                         Affiliations                             Connection
       ----------                         ------------                             ----------
George R. Hecht                 Robertson Stephens & Company LLC               Chief Operating Officer and
President                       (affiliate of/distributor for RSIM, L.P.)      Managing Director
                                555 California Street
                                San Francisco, CA 94104

                                Robertson, Stephens & Company Group, L.L.C.    Member and Executive
                                555 California Street                          Committee Member
                                San Francisco, CA 94104

Terry R. Otton                  Robertson Stephens & Company LLC               Chief Financial Officer and
Chief Financial Officer                                                        Managing Director

                                Robertson, Stephens & Company Group, L.L.C.    Member

Dana K. Welch                   Robertson Stephens & Company LLC               General Counsel
General Counsel

                                                       Registration Nos. 2-98326
                                                                        811-4323

Paul H. Stephens                Robertson Stephens & Company LLC               Managing Director
Chief Investment Officer

                                Robertson, Stephens & Company Group, L.L.C.    Member and Executive
                                                                               Committee Member

Amy Hoffman                     KPMG Peat Marwick*                             Employee/Senior Manager
Controller                      345 Park Avenue
                                New York, NY 10154

Robert Greenwood                Putnam Investments*                            Project Manager Compliance
Compliance Director             One Post Office Square                         Systems
                                Boston, MA 02109

Item 29.    Principal Underwriter

(a) New England Funds, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

                                                       Registration Nos. 2-98326
                                                                        811-4323

      New England Tax Exempt Money Market Trust
      New England Cash Management Trust
      New England Funds Trust II
      New England Funds Trust III

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                                    Positions and Offices with                   Positions and Offices
    Name                               Principal Underwriter                        with Registrant
    ----                               ---------------------                        ---------------

NEF Corporation                   General Partner                                 None

Henry L.P. Schmelzer              Managing Director, President and Chief          President and Trustee
                                  Executive Officer

Bruce R. Speca                    Managing Director and Executive Vice            Executive Vice President
                                  President


John E. Pelletier                 Managing Director, Senior Vice President,       Secretary
                                  General Counsel, Secretary and Clerk


Frank Nesvet                      Managing Director, Senior Vice President        Treasurer
                                  and Chief Financial Officer

James H. Davis                    Managing Director and Senior Vice President     None


Caren I. Leedom                   Managing Director and Senior Vice President     None

Elizabeth P. Burns                Vice President                                  None


Peter H. Duffy                    Vice President                                  None

Martin G. Dyer                    Vice President and Assistant Secretary          None

Tracy A. Fagan                    Vice President                                  None

Raymond K. Girouard               Senior Vice President, Treasurer and            None
                                  Controller

Ralph M. Greggs                   Vice President                                  None

Lynne H. Johnson                  Vice President                                  None

Marie G. McKenzie                 Vice President                                  None

Robert E. O'Hare                  Vice President, Senior Counsel, Assistant       None
                                  Secretary and Assistant Clerk

Kristine E. Swanson               Vice President                                  None

Beatriz A. Pina-Smith             Vice President and Assistant Controller         None

                                                       Registration Nos. 2-98326
                                                                        811-4323

Sharon Wratchford                Vice President                   None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)   Not applicable.

Item 30.    Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

         (a)      Registrant
                  Rule 31a-1(b)(4); Rule 31a-2(d)

         (b)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts 02110
                  Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
                  Rule 31a-2(d)

                  (i) For New England Growth Fund:

                      Capital Growth Management Limited Partnership
                      One International Place
                      Boston, Massachusetts 02110
                      Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                  (ii)  For series of the Registrant managed by Back Bay
                        Advisors:

                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, Massachusetts 02116
                      Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Back Bay Advisors, L.P.
                      399 Boylston Street
                      Boston, Massachusetts 02116
                      Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                  (iii)  For New England Star Advisers Fund:

                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, Massachusetts 02116
                      Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)


                      Harris Associates L.P.
                      Two North LaSalle Street
                      Chicago, Illinois 60602
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)


                      Janus Capital Corporation
                      100 Fillmore Street
                      Denver, CO 80206

                                                       Registration Nos. 2-98326
                                                                        811-4323

                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Founders Asset Management, Inc.
                      2930 East Third Ave.
                      Denver, CO 80206
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Loomis, Sayles & Company, L.P.
                      One Financial Center
                      Boston, Massachusetts 02111
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                 (iv) For New England Star Worldwide Fund:

                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, MA 02116
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Harris Associates L.P.
                      Two North LaSalle Street
                      Chicago, Illinois 60602
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Janus Capital Corporation
                      100 Fillmore Street
                      East Third Avenue
                      Denver, CO 80206
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Founders Asset Management, Inc.
                      2930 East Third Avenue
                      Denver, Colorado 80206
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)


                      Montgomery Asset Management, LLC
                      600 Montgomery Street
                      San Francisco, California 94111
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)


                 (v)  For the series of the Registrant managed by Loomis Sayles:

                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, MA 02116
                      Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Loomis, Sayles & Company, L.P.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                      One Financial Center
                      Boston, MA 02111
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                 (vi) For New England Star Small Cap Fund:

                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, MA 02116
                      Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Harris Associates L.P.
                      Two North LaSalle Street
                      Chicago, IL 60602
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)


                      Montgomery Asset Management, LLC
                      600 Montgomery Street
                      San Francisco, CA 94111
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)


                      Loomis, Sayles & Company, L.P.
                      One Financial Center
                      Boston, MA 02111
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

                      Robertson Stephens & Company
                      555 California Street
                      San Francisco, CA 94101
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(d); Rule 31a-2(e)

         (d)      New England Funds, L.P.
                  399 Boylston Street
                  Boston, Massachusetts 02116
                  Rule 31a - 1(d)
                  Rule 31a - 2(c)

Item 31.    Management Services

None.

Item 32.    Undertakings

(a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                            NEW ENGLAND FUNDS TRUST I

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 27th day of February, 1998.


                                    NEW ENGLAND FUNDS TRUST I


                                    By:  PETER S. VOSS*
                                         -----------------------------
                                         Peter S. Voss
                                         Chief Executive Officer



                                    *By: /s/ JOHN E. PELLETIER
                                         ------------------------------
                                         John E. Pelletier
                                         Attorney-In-Fact

                                                       Registration Nos. 2-98326
                                                                        811-4323

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                                   Title                                      Date
         ---------                                   -----                                      ----

PETER S. VOSS*                             Chairman of the Board; Chief Executive         February 27, 1998
-------------------------------            Officer; Principal Executive Officer;
Peter S. Voss                              Trustee


/s/ Frank Nesvet                           Chief Financial Officer                        February 27, 1998
-------------------------------
Frank Nesvet


HENRY L. P. SCHMELZER*                     Trustee                                        February 27, 1998
-------------------------------
Henry L. P. Schmelzer


GRAHAM T. ALLISON, JR.*                    Trustee                                        February 27, 1998
-------------------------------
Graham T. Allison, Jr.


DANIEL M. CAIN*                            Trustee                                        February 27, 1998
-------------------------------
Daniel M. Cain


KENNETH J. COWAN*                          Trustee                                        February 27, 1998
-------------------------------
Kenneth J. Cowan


RICHARD DARMAN*                            Trustee                                        February 27, 1998
-------------------------------
Richard Darman


SANDRA O. MOOSE*                           Trustee                                        February 27, 1998
-------------------------------
Sandra O. Moose


JOHN A. SHANE*                             Trustee                                        February 27, 1998
-------------------------------
John A. Shane


PENDELTON P. WHITE*                        Trustee                                        February 27, 1998
-------------------------------
Pendelton P. White

                                           *By: /s/ John E. Pelletier
                                                -----------------------------
                                                John E. Pelletier
                                                Attorney-In-Fact
                                                February 27, 1998

                                                       Registration Nos. 2-98326
                                                                        811-4323

                                  EXHIBIT INDEX

EXHIBIT NUMBER      EXHIBIT


EX - 5(f)(i)        Subadvisory Agreement - International Equity Fund
EX - 5(f)(ii)       Interim Subadvisory Agreement - Star Advisers Fund (Harris)
EX - 5(f)(iii)      Subadvisory Agreement - Star Advisers Fund (Harris)
EX - 5(f)(iv)       Subadvisory Agreement - Star Advisers Fund (Loomis Sayles)
EX - 5(f)(v)        Subadvisory Agreement - Star Advisers Fund (Founders)
EX - 5(f)(vi)       Subadvisory Agreement -  Star Worldwide Fund (Montgomery)
EX - 5(f)(vii)      Subadvisory Agreement - Star Small Cap Fund (Montgomery)
EX - 5(f)(viii)     Interim Subadvisory Agreement - Capital Growth Fund

EX - 5(g)           Amendment to Advisory Agreement - Star Advisers Fund

EX - 19(a)          Powers of Attorney

EX - 19(b)          Powers of Attorney